UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number          811-22019
                                       -------------------


                  First Trust Exchange-Traded AlphaDEX(TM) Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
--------------------------------------------------------------------------------
    (Address of principal executive offices)                     (Zip code)


                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     630-241-4141
                                                     -------------------

Date of fiscal year end:        July 31
                          -------------------

Date of reporting period:    October 31, 2007
                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         The Portfolios of Investments are attached herewith.



FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS--101.5%
           CHEMICALS--0.8%
     273   International Flavors & Fragrances, Inc.             $      14,253
                                                                -------------

           COMMERCIAL SERVICES & SUPPLIES--5.7%
   1,455   Allied Waste Industries, Inc. (b)                           18,391
      83   Brink's (The) Co.                                            5,200
     389   Cintas Corp.                                                14,237
     420   Copart, Inc. (b)                                            16,120
      62   Corporate Executive Board (The) Co.                          4,418
     177   Corrections Corp. of America (b)                             5,007
      72   Manpower, Inc.                                               5,381
     254   R.R. Donnelley & Sons Co.                                   10,234
     441   Republic Services, Inc.                                     15,078
     382   Waste Management, Inc.                                      13,901
                                                                -------------
                                                                      107,967
                                                                -------------

           DIVERSIFIED CONSUMER SERVICES--2.5%
     154   Apollo Group, Inc., Class A (b)                             12,206
     152   ITT Educational Services, Inc. (b)                          19,333
     322   Weight Watchers International, Inc.                         16,499
                                                                -------------
                                                                       48,038
                                                                -------------

           ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
     266   Dolby Laboratories, Inc., Class A (b)                       11,029
     116   Tech Data Corp. (b)                                          4,562
                                                                -------------
                                                                       15,591
                                                                -------------

           FOOD & STAPLES RETAILING--3.2%
     435   BJ's Wholesale Club, Inc. (b)                               15,608
     392   Costco Wholesale Corp.                                      26,366
     425   Wal-Mart Stores, Inc.                                       19,214
                                                                -------------
                                                                       61,188
                                                                -------------

           HOTELS, RESTAURANTS & LEISURE--13.5%
     728   Burger King Holdings, Inc.                                  19,248
     383   Carnival Corp.                                              18,376
     198   Cheesecake Factory (b)                                       4,441
     111   Darden Restaurants, Inc.                                     4,773
     166   Harrah's Entertainment, Inc.                                14,650
     108   International Game Technology                                4,710
     202   International Speedway Corp., Class A                        8,975
     180   Las Vegas Sands Corp. (b)                                   23,954
     107   Marriott International, Inc.                                 4,399
     341   McDonald's Corp.                                            20,358
      90   Orient-Express Hotels Ltd., Class A                          5,832
     616   Royal Caribbean Cruises Ltd.                                26,413
     384   Scientific Games Corp., Class A (b)                         13,882
     165   Station Casinos, Inc.                                       14,817
     414   Tim Hortons, Inc.                                           15,691
     440   Wyndham Worldwide Corp.                                     14,445
     153   Wynn Resorts Ltd. (b)                                       24,699


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           HOTELS, RESTAURANTS & LEISURE (CONTINUED)
     427   Yum! Brands, Inc.                                    $      17,195
                                                                -------------
                                                                      256,858
                                                                -------------

           HOUSEHOLD DURABLES--6.3%
     111   Black & Decker (The) Corp.                                   9,980
     300   Jarden Corp. (b)                                            10,656
   1,255   Leggett & Platt, Inc.                                       24,385
     296   Mohawk Industries, Inc. (b)                                 25,261
     161   Newell Rubbermaid, Inc.                                      4,695
     187   Snap-on, Inc.                                                9,333
     331   Stanley Works (The)                                         19,049
     208   Whirlpool Corp.                                             16,469
                                                                -------------
                                                                      119,828
                                                                -------------

           HOUSEHOLD PRODUCTS--0.5%
     132   Kimberly-Clark Corp.                                         9,357
                                                                -------------

           INTERNET & CATALOG RETAIL--2.5%
     258   Amazon.com, Inc. (b)                                        23,000
     145   Expedia, Inc. (b)                                            4,736
     156   IAC/InterActiveCorp. (b)                                     4,596
     751   Liberty Media Corp. - Interactive, Class A (b)              15,944
                                                                -------------
                                                                       48,276
                                                                -------------

           INTERNET SOFTWARE & SERVICES--3.0%
     475   eBay, Inc. (b)                                              17,148
      42   Google, Inc., Class A (b)                                   29,693
     275   VeriSign, Inc. (b)                                           9,375
                                                                -------------
                                                                       56,216
                                                                -------------

           IT SERVICES--3.7%
     230   Accenture Ltd., Class A                                      8,982
   1,385   Convergys Corp. (b)                                         25,387
     529   Hewitt Associates, Inc., Class A  (b)                       18,663
     473   Iron Mountain, Inc. (b)                                     16,427
                                                                -------------
                                                                       69,459
                                                                -------------

           LEISURE EQUIPMENT & PRODUCTS--1.5%
     518   Hasbro, Inc.                                                15,463
     615   Mattel, Inc.                                                12,847
                                                                -------------
                                                                       28,310
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           MACHINERY--0.7%
     245   Toro (The) Co.                                       $      13,637
                                                                -------------

           MEDIA--21.2%
     458   CBS Corp., Class B                                          13,145
     101   Central European Media Enterprises Ltd., Class A (b)        11,590
     248   Clear Channel Communications, Inc.                           9,367
     182   Clear Channel Outdoor Holdings, Inc., Class A (b)            4,626
     764   DIRECTV Group (The), Inc. (b)                               20,231
     643   Discovery Holding Co., Class A (b)                          18,332
     555   DreamWorks Animation SKG, Inc., Class A (b)                 18,071
     221   E.W. Scripps (The) Co., Class A                              9,947
     396   EchoStar Communications Corp., Class A (b)                  19,388
     550   Gannett Co., Inc.                                           23,325
     864   Getty Images, Inc. (b)                                      24,407
     943   Harte-Hanks, Inc.                                           16,625
     459   Idearc, Inc.                                                12,384
     413   John Wiley & Sons, Inc., Class A                            18,164
     586   Liberty Global, Inc., Class A (b)                           23,000
      74   Liberty Media Corp. - Capital Series A (b)                   9,249
   1,204   McClatchy (The) Co., Class A                                19,974
     422   News Corp., Class A                                          9,145
      96   Omnicom Group, Inc.                                          4,894
      83   R.H. Donnelley Corp.  (b)                                    4,553
     657   Regal Entertainment Group, Class A                          14,828
   2,658   Sirius Satellite Radio, Inc. (b)                             8,931
   1,310   Time Warner, Inc.                                           23,920
     170   Tribune Co.                                                  5,144
     119   Viacom, Inc., Class B (b)                                    4,914
     764   Virgin Media, Inc.                                          16,892
     270   Walt Disney (The) Co.                                        9,350
      12   Washington Post (The) Co., Class B                          10,188
   1,309   XM Satellite Radio Holdings, Inc., Class A (b)              17,384
                                                                -------------
                                                                      401,968
                                                                -------------

           MULTILINE RETAIL--6.7%
     484   Big Lots, Inc. (b)                                          11,606
   1,102   Dillard's, Inc., Class A                                    25,379
     458   Dollar Tree Stores, Inc.  (b)                               17,541
     744   Macy's, Inc.                                                23,830
      99   Nordstrom, Inc.                                              3,905
     270   Saks, Inc. (b)                                               5,713
     189   Sears Holdings Corp. (b)                                    25,476
     227   Target Corp.                                                13,929
                                                                -------------
                                                                      127,379
                                                                -------------

           PERSONAL PRODUCTS--1.3%
     374   Alberto-Culver Co.                                           9,720
     247   Avon Products, Inc.                                         10,122
     109   Estee Lauder (The) Cos., Inc., Class A                       4,785
                                                                -------------
                                                                       24,627
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           ROAD & RAIL--1.4%
     811   Avis Budget Group, Inc. (b)                          $      16,926
     408   Hertz Global Holdings, Inc. (b)                              8,845
                                                                -------------
                                                                       25,771
                                                                -------------

           SOFTWARE--1.7%
   1,114   Activision, Inc. (b)                                        26,346
      83   Electronic Arts, Inc. (b)                                    5,073
                                                                -------------
                                                                       31,419
                                                                -------------

           SPECIALTY RETAIL--17.8%
     230   Abercrombie & Fitch Co., Class A                            18,216
     176   American Eagle Outfitters, Inc.                              4,185
     759   AnnTaylor Stores Corp. (b)                                  23,521
   1,357   AutoNation, Inc. (b)                                        24,005
     526   Barnes & Noble, Inc.                                        20,325
     202   Best Buy Co., Inc.                                           9,801
     228   CarMax, Inc. (b)                                             4,758
     716   Dick's Sporting Goods, Inc. (b)                             23,893
   1,569   Foot Locker, Inc.                                           23,362
     427   GameStop Corp., Class A (b)                                 25,288
     783   Gap (The), Inc.                                             14,799
     491   Guess?, Inc.                                                25,233
     572   Home Depot (The), Inc.                                      18,024
     541   OfficeMax, Inc.                                             17,123
     139   O'Reilly Automotive, Inc. (b)                                4,590
     713   Penske Automotive Group, Inc.                               15,886
     291   PetSmart, Inc.                                               8,715
     449   RadioShack Corp.                                             9,258
     354   Tiffany & Co.                                               19,180
     496   TJX (The) Cos., Inc.                                        14,349
     101   Tractor Supply Co. (b)                                       4,185
     213   Urban Outfitters, Inc. (b)                                   5,383
     142   Williams-Sonoma, Inc.                                        4,464
                                                                -------------
                                                                      338,543
                                                                -------------

           TEXTILES, APPAREL & LUXURY GOODS--5.0%
     196   Coach, Inc. (b)                                              7,166
     358   Crocs, Inc. (b)                                             26,760
     331   Hanesbrands, Inc. (b)                                       10,274
     540   Liz Claiborne, Inc.                                         15,374
     246   NIKE, Inc., Class B                                         16,300
     177   Phillips-Van Heusen Corp.                                    8,461
     115   VF Corp.                                                    10,020
                                                                -------------
                                                                       94,355
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           TRADING COMPANIES & DISTRIBUTORS--1.7%
     409   Fastenal Co.                                         $      18,193
     285   MSC Industrial Direct Co., Inc., Class A                    13,882
                                                                -------------
                                                                       32,075
                                                                -------------


           TOTAL INVESTMENTS--101.5%
           (Cost $2,017,790) (c)                                    1,925,115
           NET OTHER ASSETS AND LIABILITIES--(1.5%)                   (27,544)
                                                                -------------
           NET ASSETS--100.0%                                   $   1,897,571
                                                                =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets.

           (b)  Non-income producing security.

           (c) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $73,978 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $166,653.




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS--101.7%
           BEVERAGES--29.8%
     390   Brown-Forman Corp., Class B                          $      28,852
   2,370   Coca-Cola (The) Co.                                        146,371
   2,813   Constellation Brands, Inc., Class A (b)                     70,663
   3,004   Hansen Natural Corp. (b)                                   204,271
   2,733   Molson Coors Brewing Co., Class B                          156,410
   3,665   Pepsi Bottling Group (The), Inc.                           157,888
   2,100   PepsiAmericas, Inc.                                         75,012
     930   PepsiCo, Inc.                                               68,560
                                                                -------------
                                                                      908,027
                                                                -------------

           FOOD & STAPLES RETAILING--28.1%
   4,776   Kroger (The) Co.                                           140,367
  14,743   Rite Aid Corp. (b)                                          57,645
   5,143   Safeway, Inc.                                              174,861
   4,365   SUPERVALU, Inc.                                            169,144
   2,461   Sysco Corp.                                                 84,388
   3,604   Walgreen Co.                                               142,899
   1,789   Whole Foods Market, Inc.                                    88,627
                                                                -------------
                                                                      857,931
                                                                -------------

           FOOD PRODUCTS--25.9%
     789   Campbell Soup Co.                                           29,177
   1,117   ConAgra Foods, Inc.                                         26,506
   8,340   Del Monte Foods Co.                                         86,236
   3,807   Hormel Foods Corp.                                         138,879
   1,639   J.M. Smucker (The) Co.                                      87,572
   1,564   Kellogg Co.                                                 82,564
     846   Kraft Foods, Inc., Class A                                  28,265
     927   Smithfield Foods, Inc. (b)                                  26,577
   7,631   Tyson Foods, Inc.                                          120,570
   2,651   Wm. Wrigley Jr. Co.                                        163,487
                                                                -------------
                                                                      789,833
                                                                -------------

           HOUSEHOLD PRODUCTS--7.5%
   1,448   Church & Dwight Co., Inc.                                   68,505
     955   Colgate-Palmolive Co.                                       72,838
   1,245   Procter & Gamble (The) Co.                                  86,552
                                                                -------------
                                                                      227,895
                                                                -------------

           PERSONAL PRODUCTS--5.4%
   3,746   Herbalife Ltd.                                             165,161
                                                                -------------

           TOBACCO--5.0%
     420   Altria Group, Inc.                                          30,631
   1,065   Loews Corp. - Carolina Group                                91,356
     459   Reynolds American, Inc.                                     29,573
                                                                -------------
                                                                      151,560
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
           DESCRIPTION                                          VALUE
           -------------------------------------------          -------------

           TOTAL INVESTMENTS--101.7%
           (Cost $3,114,301) (c)                                $   3,100,407
           NET OTHER ASSETS AND LIABILITIES --1.7%                    (51,127)
                                                                -------------
           NET ASSETS--100.0%                                   $   3,049,280
                                                                =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets.

           (b)  Non-income producing security.

           (c) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $123,271 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $137,165.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS--100.9%
           ENERGY EQUIPMENT & SERVICES--48.7%
     736   Baker Hughes, Inc.                                   $      63,826
   1,802   Cameron International Corp. (b)                            175,442
     881   Diamond Offshore Drilling, Inc.                             99,756
   1,558   Dresser-Rand Group, Inc. (b)                                60,295
   2,372   ENSCO International, Inc.                                  131,622
   2,885   FMC Technologies, Inc. (b)                                 174,918
   1,184   Global Industries Ltd. (b)                                  29,150
     875   GlobalSantaFe Corp.                                         70,901
     559   Grant Prideco, Inc. (b)                                     27,480
   1,733   Halliburton Co.                                             68,315
   2,351   Helix Energy Solutions Group, Inc. (b)                     108,734
   5,067   Helmerich & Payne, Inc.                                    160,219
   4,325   Nabors Industries Ltd. (b)                                 121,446
   2,302   National Oilwell Varco, Inc. (b)                           168,598
     622   Noble Corp.                                                 32,935
   1,756   Oceaneering International, Inc. (b)                        135,686
   7,370   Patterson-UTI Energy, Inc.                                 146,958
   1,820   Pride International, Inc. (b)                               67,158
   2,728   Rowan Cos., Inc.                                           106,337
     951   Schlumberger Ltd.                                           91,838
   1,399   SEACOR Holdings, Inc. (b)                                  128,218
   2,330   Smith International, Inc.                                  153,897
     861   Superior Energy Services, Inc. (b)                          31,926
     883   Transocean, Inc. (b)                                       105,404
   3,437   Unit Corp. (b)                                             164,185
   1,981   Weatherford International Ltd. (b)                         128,587
                                                                -------------
                                                                    2,753,831
                                                                -------------

           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.9%
   2,360   NRG Energy, Inc. (b)                                       107,758
                                                                -------------

           OIL, GAS & CONSUMABLE FUELS--50.3%
   1,857   Anadarko Petroleum Corp.                                   109,600
   1,478   Apache Corp.                                               153,431
   3,774   Chesapeake Energy Corp.                                    148,998
   1,422   Chevron Corp.                                              130,127
   4,466   Cimarex Energy Co.                                         180,918
   1,137   ConocoPhillips                                              96,600
   1,681   Continental Resources, Inc. (b)                             39,520
     682   Denbury Resources, Inc. (b)                                 38,601
   1,599   Devon Energy Corp.                                         149,347
     920   EOG Resources, Inc.                                         81,512
     329   Exxon Mobil Corp.                                           30,265
   1,546   Forest Oil Corp. (b)                                        75,120
   1,598   Frontier Oil Corp.                                          73,172
   1,000   Hess Corp.                                                  71,610
     510   Holly Corp.                                                 32,028
   2,917   Marathon Oil Corp.                                         172,482
     436   Murphy Oil Corp.                                            32,103
   2,072   Newfield Exploration Co. (b)                               111,556
     950   Noble Energy, Inc.                                          72,713
   1,558   Occidental Petroleum Corp.                                 107,580
   3,762   Plains Exploration & Production Co. (b)                    191,673
     574   Pogo Producing Co.                                          34,187


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           OIL, GAS & CONSUMABLE FUELS (CONTINUED)
     648   Quicksilver Resources, Inc. (b)                      $      36,936
   1,636   Range Resources Corp.                                       73,505
   3,731   St. Mary Land & Exploration Co.                            158,045
   2,476   Valero Energy Corp.                                        174,385
   5,458   W&T Offshore, Inc.                                         146,384
   2,460   Western Refining, Inc.                                      90,233
     895   Williams (The) Cos., Inc.                                   32,659
                                                                -------------
                                                                    2,845,290
                                                                -------------
           TOTAL INVESTMENTS--100.9%
           (Cost $5,560,878) (c)                                    5,706,879
           NET OTHER ASSETS AND LIABILITIES--(0.9%)                   (53,548)
                                                                -------------
           NET ASSETS--100.0%                                   $   5,653,331
                                                                =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets.

           (b)  Non-income producing security.

           (c) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $332,546 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $186,545.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS--102.9%
           CAPITAL MARKETS--15.1%
      89   Affiliated Managers Group, Inc. (b)                  $      11,708
     497   Allied Capital Corp.                                        14,652
     441   American Capital Strategies Ltd.                            19,143
     166   Bank of New York Mellon Corp.                                8,109
     119   Bear Stearns (The) Cos., Inc.                               13,518
      84   BlackRock, Inc.                                             17,383
     169   Charles Schwab (The) Corp.                                   3,928
     183   Eaton Vance Corp.                                            9,155
   1,120   E*TRADE Financial Corp. (b)                                 12,477
     184   Federated Investors, Inc., Class B                           7,912
      29   Franklin Resources, Inc.                                     3,761
      67   Goldman Sachs Group (The), Inc.                             16,611
     170   Investment Technology Group, Inc. (b)                        7,123
     399   Janus Capital Group, Inc.                                   13,769
     131   Jefferies Group, Inc.                                        3,502
     173   Legg Mason, Inc.                                            14,349
     183   Lehman Brothers Holdings, Inc.                              11,591
     205   Merrill Lynch & Co., Inc.                                   13,534
     179   Morgan Stanley                                              12,040
     170   Northern Trust Corp.                                        12,786
     182   Nuveen Investments, Inc., Class A                           11,794
     107   State Street Corp.                                           8,535
     203   T. Rowe Price Group, Inc.                                   13,041
     201   TD Ameritrade Holding Corp. (b)                              3,847
                                                                -------------
                                                                      264,268
                                                                -------------

           COMMERCIAL BANKS--13.1%
     247   Associated Banc-Corp.                                        7,128
     150   BancorpSouth, Inc.                                           3,639
      69   Bank of Hawaii Corp.                                         3,668
      90   BB&T Corp.                                                   3,327
      71   BOK Financial Corp.                                          3,872
      53   City National Corp.                                          3,583
     338   Colonial BancGroup (The), Inc.                               6,483
     143   Comerica, Inc.                                               6,675
     291   Commerce Bancorp, Inc.                                      11,858
      80   Commerce Bancshares, Inc.                                    3,774
      73   Cullen/Frost Bankers, Inc.                                   3,882
     102   East West Bancorp, Inc.                                      3,441
     108   Fifth Third Bancorp.                                         3,378
      42   First Citizens BancShares, Inc., Class A                     6,839
     274   First Horizon National Corp.                                 7,146
     254   Fulton Financial Corp.                                       3,330
     861   Huntington Bancshares, Inc.                                 15,421
     349   KeyCorp                                                      9,929
      71   M&T Bank Corp.                                               7,063
     167   Marshall & Ilsley Corp.                                      7,131
     583   National City Corp.                                         14,138
     215   PNC Financial Services Group, Inc.                          15,514
   1,190   Popular, Inc.                                               12,555
     383   Regions Financial Corp.                                     10,387
      97   SunTrust Banks, Inc.                                         7,042
     130   Synovus Financial Corp.                                      3,427
     140   TCF Financial Corp.                                          3,188


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL BANKS (CONTINUED)
     112   U.S. Bancorp                                         $       3,714
     125   UnionBanCal Corp.                                            6,751
     225   Wachovia Corp.                                              10,289
      87   Webster Financial Corp.                                      3,153
     103   Wells Fargo & Co.                                            3,503
     277   Whitney Holding Corp.                                        7,108
     106   Zions Bancorporation                                         6,266
                                                                -------------
                                                                      228,602
                                                                -------------

           COMMERCIAL SERVICES & SUPPLIES--0.2%
      37   Dun & Bradstreet (The) Corp.                                 3,583
                                                                -------------

           CONSUMER FINANCE--3.1%
      62   American Express Co.                                         3,779
   1,071   AmeriCredit Corp. (b)                                       15,112
     220   Capital One Financial Corp.                                 14,430
     905   Discover Financial Services                                 17,466
      74   SLM Corp. (b)                                                3,490
                                                                -------------
                                                                       54,277
                                                                -------------

           DIVERSIFIED FINANCIAL SERVICES--5.6%
     145   Bank of America Corp.                                        7,001
     364   CIT Group, Inc.                                             12,827
     157   Citigroup, Inc.                                              6,578
      19   CME Group, Inc.                                             12,659
      96   IntercontinentalExchange, Inc. (b)                          17,107
     319   JPMorgan Chase & Co.                                        14,993
     500   Nasdaq Stock Market, Inc. (b)                               23,350
      46   NYSE Euronext                                                4,318
                                                                -------------
                                                                       98,833
                                                                -------------

           HEALTH CARE PROVIDERS & SERVICES--0.8%
     274   CIGNA Corp.                                                 14,382
                                                                -------------

           INSURANCE--42.6%
     311   ACE Ltd.                                                    18,850
     198   AFLAC, Inc.                                                 12,430
      36   Alleghany Corp. (b)                                         14,149
     363   Allied World Assurance Holdings Ltd.                        17,391
     329   Allstate (The) Corp.                                        17,240
     299   Ambac Financial Group, Inc.                                 11,012
     660   American Financial Group, Inc.                              19,734
     167   American International Group, Inc.                          10,541
      56   American National Insurance Co.                              7,241
      82   Aon Corp.                                                    3,716
     253   Arch Capital Group Ltd. (b)                                 18,917
     390   Arthur J. Gallagher & Co.                                   10,378
     273   Assurant, Inc.                                              15,954
     484   Axis Capital Holdings Ltd.                                  19,234
     351   Chubb (The) Corp.                                           18,726
     435   Cincinnati Financial Corp.                                  17,304


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           INSURANCE (CONTINUED)
     372   CNA Financial Corp.                                  $      14,742
     914   Conseco, Inc. (b)                                           14,432
     453   Endurance Specialty Holdings Ltd.                           17,762
     120   Erie Indemnity Co., Class A                                  6,828
     171   Everest Re Group Ltd.                                       18,218
   1,077   Fidelity National Financial, Inc., Class A                  16,575
     399   First American Corp.                                        12,010
     368   Genworth Financial, Inc., Class A                           10,046
     256   Hanover Insurance Group, Inc.                               11,794
     122   Hartford Financial Services Group (The), Inc.               11,838
     657   HCC Insurance Holdings, Inc.                                19,638
     111   Lincoln National Corp.                                       6,923
     302   Loews Corp.                                                 14,825
      23   Markel Corp. (b)                                            12,494
     287   Marsh & McLennan Cos., Inc.                                  7,430
     239   MBIA, Inc.                                                  10,287
     271   Mercury General Corp.                                       13,905
      52   MetLife, Inc.                                                3,580
     136   Nationwide Financial Services, Class A                       7,296
     780   Old Republic International Corp.                            11,957
     678   OneBeacon Insurance Group Ltd.                              14,584
     238   PartnerRe Ltd.                                              19,815
     455   Philadelphia Consolidated Holding Corp. (b)                 18,564
     179   Principal Financial Group, Inc.                             12,113
     753   Progressive (The) Corp.                                     13,931
     266   Protective Life Corp.                                       11,403
     150   Prudential Financial, Inc.                                  14,508
     199   Reinsurance Group of America, Inc.                          11,369
     288   RenaissanceRe Holdings Ltd.                                 16,802
     307   SAFECO Corp.                                                17,775
     148   StanCorp Financial Group, Inc.                               8,159
     181   Torchmark Corp.                                             11,794
     208   Transatlantic Holdings, Inc.                                15,502
     374   Travelers (The) Cos., Inc.                                  19,527
     228   Unitrin, Inc.                                               10,559
     149   Unum Group                                                   3,478
     635   W.R. Berkley Corp.                                          19,107
      28   White Mountains Insurance Group Ltd.                        15,053
     238   XL Capital Ltd., Class A                                    17,124
                                                                -------------
                                                                      746,564
                                                                -------------

           IT SERVICES--4.1%
     189   Alliance Data Systems Corp. (b)                             15,196
     243   CheckFree Corp. (b)                                         11,550
      85   DST Systems, Inc. (b)                                        7,200
     165   Fidelity National Information Services, Inc.                 7,610
     255   Global Payments, Inc.                                       12,128
      76   MasterCard, Inc., Class A                                   14,406
      89   Paychex, Inc.                                                3,718
                                                                -------------
                                                                       71,808
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           MEDIA--1.1%
     315   Dow Jones & Co., Inc.                                $      18,840
                                                                -------------

           REAL ESTATE INVESTMENT TRUSTS--7.0%
     109   Boston Properties, Inc.                                     11,809
     181   CapitalSource, Inc.                                          3,298
     549   Colonial Properties Trust                                   17,199
      82   Federal Realty Investment Trust                              7,234
     165   Health Care REIT, Inc.                                       7,308
      90   Hospitality Properties Trust                                 3,564
     739   HRPT Properties Trust                                        6,939
     332   iStar Financial, Inc.                                       10,129
      42   Macerich (The) Co.                                           3,600
      82   Plum Creek Timber Co., Inc.                                  3,663
     170   ProLogis                                                    12,196
     152   Rayonier, Inc.                                               7,340
     133   Taubman Centers, Inc.                                        7,830
   1,137   Thornburg Mortgage, Inc.                                    11,939
     177   Ventas, Inc.                                                 7,592
                                                                -------------
                                                                      121,640
                                                                -------------

           REAL ESTATE MANAGEMENT & DEVELOPMENT--0.6%
     131   CB Richard Ellis Group, Inc., Class A (b)                    3,194
      71   Jones Lang LaSalle, Inc.                                     6,768
                                                                -------------
                                                                        9,962
                                                                -------------

           ROAD & RAIL--1.1%
     384   Ryder System, Inc.                                          18,374
                                                                -------------

           SOFTWARE--1.1%
     165   FactSet Research Systems, Inc.                              11,636
     202   Fair Isaac Corp.                                             7,660
                                                                -------------
                                                                       19,296
                                                                -------------

           THRIFTS & MORTGAGE FINANCE--5.5%
     990   Countrywide Financial Corp.                                 15,365
     191   Freddie Mac                                                  9,976
     950   Hudson City Bancorp, Inc.                                   14,877
     797   IndyMac Bancorp, Inc.                                       10,696
     583   MGIC Investment Corp.                                       11,287
     576   PMI Group (The), Inc.                                        9,233
     809   Radian Group, Inc.                                          10,185
     214   Sovereign Bancorp, Inc.                                      3,088
     139   Washington Federal, Inc.                                     3,358
     320   Washington Mutual, Inc.                                      8,922
                                                                -------------
                                                                       96,987
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           TRADING COMPANIES & DISTRIBUTORS--1.9%
     342   GATX Corp.                                           $      14,012
     585   United Rentals, Inc. (b)                                    20,001
                                                                -------------
                                                                       34,013
                                                                -------------


           TOTAL INVESTMENTS--102.9%
           (Cost $2,070,273) (c)                                    1,801,429
           NET OTHER ASSETS AND LIABILITIES--(2.9%)                   (50,174)
                                                                -------------
           NET ASSETS--100.0%                                   $   1,751,255
                                                                =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets.

           (b)  Non-income producing security.

           (c) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $40,867 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $309,711.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS--100.9%
           BIOTECHNOLOGY--11.1%
     654   Amgen, Inc. (b)                                      $      38,004
   1,481   Amylin Pharmaceuticals, Inc. (b)                            66,675
   1,116   Biogen Idec, Inc. (b)                                       83,075
   1,391   Celgene Corp. (b)                                           91,806
     253   Cephalon, Inc. (b)                                          18,656
     237   Genentech, Inc. (b)                                         17,569
     906   Gilead Sciences, Inc. (b)                                   41,848
     448   ImClone Systems, Inc. (b)                                   19,331
     857   PDL BioPharma, Inc. (b)                                     18,168
   1,928   Vertex Pharmaceuticals, Inc. (b)                            62,352
                                                                -------------
                                                                      457,484
                                                                -------------

           COMMERCIAL SERVICES & SUPPLIES--2.5%
   1,735   Stericycle, Inc. (b)                                       101,203
                                                                -------------

           FOOD & STAPLES RETAILING--2.6%
   2,502   CVS Caremark Corp.                                         104,509
                                                                -------------

           HEALTH CARE EQUIPMENT & SUPPLIES--20.0%
     329   Baxter International, Inc.                                  19,743
   1,004   Beckman Coulter, Inc.                                       71,103
     451   Becton, Dickinson & Co.                                     37,640
     420   C.R. Bard, Inc.                                             35,116
   1,429   DENTSPLY International, Inc.                                59,275
     894   Gen-Probe, Inc. (b)                                         62,598
     893   Hospira, Inc. (b)                                           36,908
     676   IDEXX Laboratories, Inc. (b)                                82,323
     431   Intuitive Surgical, Inc. (b)                               140,881
   1,316   Kinetic Concepts, Inc. (b)                                  79,092
     656   Medtronic, Inc.                                             31,121
     432   ResMed, Inc. (b)                                            17,898
   1,542   Respironics, Inc. (b)                                       77,193
     840   St. Jude Medical, Inc. (b)                                  34,213
     538   Stryker Corp.                                               38,198
                                                                -------------
                                                                      823,302
                                                                -------------

           HEALTH CARE PROVIDERS & SERVICES--37.4%
   1,827   Aetna, Inc.                                                102,623
     408   AmerisourceBergen Corp.                                     19,221
   2,355   Community Health Systems, Inc. (b)                          77,550
   1,190   Coventry Health Care, Inc. (b)                              71,769
   1,569   DaVita, Inc. (b)                                           102,283
   1,776   Express Scripts, Inc. (b)                                  112,065
   1,101   Health Net, Inc. (b)                                        59,025
   1,217   Henry Schein, Inc. (b)                                      72,898
   1,419   Humana, Inc. (b)                                           106,353
     473   Laboratory Corp. of America Holdings (b)                    32,519
   3,304   LifePoint Hospitals, Inc. (b)                              100,838
     505   Lincare Holdings, Inc. (b)                                  17,559
     924   Manor Care, Inc.                                            61,520


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
     630   McKesson Corp.                                       $      41,643
   1,097   Medco Health Solutions, Inc. (b)                           103,535
     559   Omnicare, Inc.                                              16,491
     959   Patterson Cos., Inc. (b)                                    37,506
   1,132   Pediatrix Medical Group, Inc. (b)                           74,146
     641   Quest Diagnostics, Inc.                                     34,088
     877   Sierra Health Services, Inc. (b)                            37,097
     382   UnitedHealth Group, Inc.                                    18,775
   1,822   Universal Health Services, Inc., Class B                    88,823
   1,425   VCA Antech, Inc. (b)                                        65,621
     941   WellCare Health Plans, Inc. (b)                             22,763
     754   WellPoint, Inc. (b)                                         59,739
                                                                -------------
                                                                    1,536,450
                                                                -------------

           HEALTH CARE TECHNOLOGY--1.8%
     995   Cerner Corp. (b)                                            59,262
     604   IMS Health, Inc.                                            15,227
                                                                -------------
                                                                       74,489
                                                                -------------

           INTERNET SOFTWARE & SERVICES--1.3%
   1,142   WebMD Health Corp., Class A (b)                             52,498
                                                                -------------

           LIFE SCIENCES TOOLS & SERVICES--9.9%
   1,060   Charles River Laboratories International, Inc. (b)          61,480
     950   Covance, Inc. (b)                                           78,375
     728   Invitrogen Corp. (b)                                        66,153
     785   Millipore Corp. (b)                                         60,955
     587   Techne Corp. (b)                                            38,296
   1,718   Thermo Fisher Scientific, Inc. (b)                         101,036
                                                                -------------
                                                                      406,295
                                                                -------------

           PHARMACEUTICALS--14.3%
     923   Allergan, Inc.                                              62,376
   1,301   Barr Pharmaceuticals, Inc. (b)                              74,573
     325   Eli Lilly & Co.                                             17,599
     282   Johnson & Johnson                                           18,378
   8,461   King Pharmaceuticals, Inc. (b)                              89,687
     358   Merck & Co., Inc.                                           20,857
   2,435   Pfizer, Inc.                                                59,925
   2,341   Schering-Plough Corp.                                       71,447
   3,348   Warner Chilcott Ltd., Class A (b)                           62,038
   2,285   Watson Pharmaceuticals, Inc. (b)                            69,830
     831   Wyeth                                                       40,412
                                                                -------------
                                                                      587,122
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)


                                                                MARKET
           DESCRIPTION                                          VALUE
           -------------------------------------------          -------------

           TOTAL INVESTMENTS--100.9%
           (Cost $4,117,323) (c)                                $   4,143,352
           NET OTHER ASSETS AND LIABILITIES--(0.9%)                   (35,415)
                                                                -------------
           NET ASSETS--100.0%                                   $   4,107,937
                                                                =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets.

           (b)  Non-income producing security.

           (c) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $244,420 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $218,391.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS--101.1%
           AEROSPACE & DEFENSE--20.8%
   1,474   Alliant Techsystems, Inc. (b)                        $     162,715
   3,103   BE Aerospace, Inc. (b)                                     154,250
   1,227   Boeing (The) Co.                                           120,970
   2,361   Goodrich Corp.                                             164,466
     594   Lockheed Martin Corp.                                       65,364
     826   Northrop Grumman Corp.                                      69,070
   2,019   Raytheon Co.                                               128,429
     401   Rockwell Collins, Inc.                                      29,999
   1,601   United Technologies Corp.                                  122,621
                                                                -------------
                                                                    1,017,884
                                                                -------------

           COMMERCIAL SERVICES & SUPPLIES--0.6%
   1,629   Steelcase, Inc., Class A                                    29,110
                                                                -------------

           COMPUTERS & PERIPHERALS--1.8%
   2,116   Lexmark International, Inc., Class A (b)                    88,851
                                                                -------------

           ELECTRICAL EQUIPMENT--12.7%
   2,982   AMETEK, Inc.                                               140,154
     573   Cooper Industries Ltd., Class A                             30,019
   1,651   Emerson Electric Co.                                        86,298
   1,920   General Cable Corp. (b)                                    138,221
   1,128   Hubbell, Inc., Class B                                      62,040
   1,967   Roper Industries, Inc.                                     139,283
     499   Thomas & Betts Corp. (b)                                    27,949
                                                                -------------
                                                                      623,964
                                                                -------------

           ELECTRONIC EQUIPMENT & INSTRUMENTS--3.8%
     861   Mettler-Toledo International, Inc. (b)                      91,567
   3,263   Molex, Inc.                                                 93,192
                                                                -------------
                                                                      184,759
                                                                -------------

           HOUSEHOLD DURABLES--9.7%
     343   NVR, Inc. (b)                                              163,182
   7,517   Ryland Group (The), Inc.                                   213,709
   4,395   Toll Brothers, lnc. (b)                                    100,689
                                                                -------------
                                                                      477,580
                                                                -------------

           LIFE SCIENCES TOOLS & SERVICES--2.1%
   1,313   Waters Corp. (b)                                           101,075
                                                                -------------

           MACHINERY--36.7%
   3,173   AGCO Corp. (b)                                             189,365
     822   Caterpillar, Inc.                                           61,329
     611   Crane Co.                                                   28,986
   1,260   Cummins, Inc.                                              151,150
   1,062   Danaher Corp.                                               90,982
     868   Deere & Co.                                                134,453
   2,104   Donaldson Co., Inc.                                         90,177


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           MACHINERY (CONTINUED)
     575   Dover Corp.                                          $      26,450
   2,114   Flowserve Corp.                                            166,921
   2,253   Gardner Denver, Inc. (b)                                    81,401
     805   IDEX Corp.                                                  28,513
   1,473   Illinois Tool Works, Inc.                                   84,344
   1,183   Ingersoll-Rand Co., Ltd., Class A                           59,564
     767   Kennametal, Inc.                                            69,958
   1,660   Lincoln Electric Holdings, Inc.                            119,935
   3,638   Manitowoc (The) Co., Inc.                                  179,208
     864   Parker Hannifin Corp.                                       69,440
     883   Pentair, Inc.                                               31,249
   1,809   Terex Corp. (b)                                            134,264
                                                                -------------
                                                                    1,797,689
                                                                -------------

           OFFICE ELECTRONICS--1.8%
   5,067   Xerox Corp. (b)                                             88,368
                                                                -------------

           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.9%
   1,415   Applied Materials, Inc.                                     27,479
     525   KLA-Tencor Corp.                                            27,641
   1,210   Lam Research Corp. (b)                                      60,742
   4,727   Novellus Systems, Inc. (b)                                 134,294
   3,010   Varian Semiconductor Equipment Associates, Inc. (b)        138,521
                                                                -------------
                                                                      388,677
                                                                -------------

           TRADING COMPANIES & DISTRIBUTORS--0.6%
     321   W.W. Grainger, Inc.                                         28,864
                                                                -------------

           WIRELESS TELECOMMUNICATION SERVICES--2.6%
   1,586   Crown Castle International Corp. (b)                        65,137
   1,826   SBA Communications Corp. (b)                                65,006
                                                                -------------
                                                                      130,143
                                                                -------------


           TOTAL INVESTMENTS--101.1%
           (Cost $4,953,497) (c)                                    4,956,964
           NET OTHER ASSETS AND LIABILITIES--(1.1%)                   (53,418)
                                                                -------------
           NET ASSETS--100.0%                                   $   4,903,546
                                                                =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets.

           (b)  Non-income producing security.

           (c) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $247,386 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $243,919.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS--101.5%
           AEROSPACE & DEFENSE--2.0%
     456   Precision Castparts Corp.                            $      68,313
                                                                -------------

           BUILDING PRODUCTS--8.3%
   2,250   Armstrong World Industries, Inc. (b)                        92,272
     998   Lennox International, Inc.                                  35,629
   3,646   Owens Corning, Inc. (b)                                     84,259
   1,796   USG Corp. (b)                                               71,391
                                                                -------------
                                                                      283,551
                                                                -------------

           CHEMICALS--28.1%
     690   Air Products and Chemicals, Inc.                            67,517
   1,306   Airgas, Inc.                                                65,914
     763   Albemarle Corp.                                             36,441
     560   Ashland, Inc.                                               32,883
   1,543   Cabot Corp.                                                 54,020
   1,406   Celanese Corp., Class A                                     58,996
     493   Cytec Industries, Inc.                                      32,888
   1,273   Dow Chemical (The) Co.                                      57,336
     340   E.I. du Pont de Nemours and Co.                             16,833
     505   Eastman Chemical Co.                                        33,628
     357   Ecolab, Inc.                                                16,840
     842   Lubrizol (The) Corp.                                        57,155
     787   Monsanto Co.                                                76,836
   1,024   Mosaic (The) Co. (b)                                        71,475
   1,848   Nalco Holding Co.                                           45,941
     223   PPG Industries, Inc.                                        16,667
     403   Praxair, Inc.                                               34,448
     606   Rohm and Haas Co.                                           31,439
   1,408   RPM International, Inc.                                     30,173
     692   Sigma-Aldrich Corp.                                         35,756
     620   Valspar (The) Corp.                                         15,519
   2,663   Westlake Chemical Corp.                                     65,350
                                                                -------------
                                                                      954,055
                                                                -------------

           COMMERCIAL SERVICES & SUPPLIES--0.5%
     296   Avery Dennison Corp.                                        17,138
                                                                -------------

           CONSTRUCTION & ENGINEERING--12.3%
     468   Fluor Corp.                                                 73,944
   1,209   Jacobs Engineering Group, Inc. (b)                         105,364
     638   Quanta Services, Inc. (b)                                   21,054
   1,572   Shaw Group (The), Inc. (b)                                 117,271
   1,618   URS Corp. (b)                                              100,009
                                                                -------------
                                                                      417,642
                                                                -------------

           CONTAINERS & PACKAGING--10.8%
   1,020   Ball Corp.                                                  50,572
   1,159   Bemis Co., Inc.                                             32,637
     741   Crown Holdings, Inc. (b)                                    18,377
   2,204   Owens-Illinois, Inc. (b)                                    97,901
   1,885   Packaging Corp. of America                                  60,018


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           CONTAINERS & PACKAGING (CONTINUED)
   2,144   Sealed Air Corp.                                     $      53,450
   1,444   Smurfit-Stone Container Corp. (b)                           17,487
   1,118   Sonoco Products Co.                                         34,569
                                                                -------------
                                                                      365,011
                                                                -------------

           FOOD PRODUCTS--2.6%
   2,039   Archer-Daniels-Midland Co.                                  72,955
     368   Corn Products International, Inc.                           15,655
                                                                -------------
                                                                       88,610
                                                                -------------

           HOUSEHOLD PRODUCTS--1.5%
     494   Energizer Holdings, Inc. (b)                                51,524
                                                                -------------

           INDUSTRIAL CONGLOMERATES--3.0%
   1,689   McDermott International, Inc. (b)                          103,130
                                                                -------------

           MACHINERY--3.2%
   1,541   Harsco Corp.                                                93,415
     454   Timken (The) Co.                                            15,100
                                                                -------------
                                                                      108,515
                                                                -------------

           METALS & MINING--25.3%
   2,078   AK Steel Holding Corp. (b)                                 104,170
     862   Alcoa, Inc.                                                 34,127
     498   Allegheny Technologies, Inc.                                50,881
     259   Carpenter Technology Corp.                                  37,532
     767   Cleveland-Cliffs, Inc.                                      73,364
   2,131   Commercial Metals Co.                                       66,871
     871   Freeport-McMoRan Copper & Gold, Inc.                       102,499
     922   Nucor Corp.                                                 57,182
   1,616   Reliance Steel & Aluminum Co.                               94,294
     545   Southern Copper Corp.                                       76,137
   1,444   Steel Dynamics, Inc.                                        76,850
     502   Titanium Metals Corp. (b)                                   17,670
     637   United States Steel Corp.                                   68,732
                                                                -------------
                                                                      860,309
                                                                -------------

           PAPER & FOREST PRODUCTS--3.9%
   2,546   International Paper Co.                                     94,101
     571   MeadWestvaco Corp.                                          19,208
     233   Weyerhaeuser Co.                                            17,687
                                                                -------------
                                                                      130,996
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
           DESCRIPTION                                          VALUE
           -------------------------------------------          -------------

           TOTAL INVESTMENTS--101.5%
           (Cost $3,234,754) (c)                                $   3,448,794
           NET OTHER ASSETS AND LIABILITIES--(1.5%)                   (51,206)
                                                                -------------

           NET ASSETS--100.0%                                   $   3,397,588
                                                                =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets

           (b)  Non-income producing security.

           (c) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $350,874 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $136,834.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS--101.2%
           AEROSPACE & DEFENSE--5.5%
   1,458   DRS Technologies, Inc.                               $      83,748
     713   General Dynamics Corp.                                      64,854
     983   L-3 Communications Holdings, Inc.                          107,776
                                                                -------------
                                                                      256,378
                                                                -------------

           COMMUNICATIONS EQUIPMENT--13.4%
   4,097   ADC Telecommunications, Inc. (b)                            76,614
   2,110   Ciena Corp. (b)                                            100,984
   2,425   Cisco Systems, Inc. (b)                                     80,171
   1,199   CommScope, Inc. (b)                                         56,557
   1,080   F5 Networks, Inc. (b)                                       38,912
   1,390   Harris Corp.                                                84,178
   1,259   JDS Uniphase Corp. (b)                                      19,212
   2,195   Juniper Networks, Inc. (b)                                  79,020
     446   QUALCOMM, Inc.                                              19,058
   1,492   Riverbed Technology, Inc. (b)                               50,415
   1,978   Tellabs, Inc. (b)                                           17,426
                                                                -------------
                                                                      622,547
                                                                -------------

           COMPUTERS & PERIPHERALS--18.4%
     654   Apple, Inc. (b)                                            124,228
   4,693   Brocade Communications Systems, Inc. (b)                    44,630
   1,455   Dell, Inc. (b)                                              44,523
   4,828   EMC Corp. (b)                                              122,583
   2,017   Hewlett-Packard Co.                                        104,239
     682   International Business Machines Corp.                       79,194
     378   NCR Corp. (b)                                               10,429
   4,480   QLogic Corp. (b)                                            69,574
   1,094   SanDisk Corp. (b)                                           48,574
   3,141   Seagate Technology                                          87,445
   3,351   Sun Microsystems, Inc. (b)                                  19,134
   3,966   Western Digital Corp. (b)                                  102,799
                                                                -------------
                                                                      857,352
                                                                -------------

           ELECTRICAL EQUIPMENT--4.1%
     578   Rockwell Automation, Inc.                                   39,813
   1,213   SunPower Corp., Class A (b)                                153,396
                                                                -------------
                                                                      193,209
                                                                -------------

           ELECTRONIC EQUIPMENT & INSTRUMENTS--16.5%
   2,021   Amphenol Corp., Class A                                     89,470
   2,362   Arrow Electronics, Inc. (b)                                 94,433
   2,520   Avnet, Inc. (b)                                            105,133
   4,990   AVX Corp.                                                   77,096
   3,073   Ingram Micro, Inc., Class A (b)                             65,271
   2,638   Jabil Circuit, Inc.                                         57,324
   1,755   National Instruments Corp.                                  56,932
   8,882   Sanmina-SCI Corp. (b)                                       19,629


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           ELECTRONIC EQUIPMENT & INSTRUMENTS (CONTINUED)
   2,561   Trimble Navigation Ltd. (b)                          $     106,793
   7,708   Vishay Intertechnology, Inc. (b)                            97,044
                                                                -------------
                                                                      769,125
                                                                -------------

           HOUSEHOLD DURABLES--1.9%
     841   Garmin Ltd.                                                 90,323
                                                                -------------

           IT SERVICES--8.1%
   1,199   Affiliated Computer Services, Inc., Class A (b)             60,741
     542   Ceridian Corp. (b)                                          19,479
     472   Cognizant Technology Solutions Corp., Class A (b)           19,569
   1,437   Computer Sciences Corp. (b)                                 83,906
   3,679   Electronic Data Systems Corp.                               79,430
   2,265   VeriFone Holdings, Inc. (b)                                111,960
                                                                -------------
                                                                      375,085
                                                                -------------

           LIFE SCIENCES TOOLS & SERVICES--2.6%
   1,160   Applera Corp. - Applied Biosystems Group                    43,082
   2,751   PerkinElmer, Inc.                                           75,708
                                                                -------------
                                                                      118,790
                                                                -------------

           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--14.8%
   1,668   Altera Corp.                                                32,726
   1,102   Broadcom Corp., Class A (b)                                 35,870
   1,292   Cree, Inc. (b)                                              36,176
   3,438   Cypress Semiconductor Corp. (b)                            125,659
   1,008   Fairchild Semiconductor International, Inc. (b)             18,396
   1,216   Integrated Device Technology, Inc. (b)                      16,331
   1,553   Intel Corp.                                                 41,776
   1,827   International Rectifier Corp. (b)                           60,985
   1,202   Intersil Corp., Class A                                     36,469
     682   MEMC Electronic Materials, Inc. (b)                         49,936
   5,429   Micron Technology, Inc. (b)                                 57,059
   2,771   NVIDIA Corp. (b)                                            98,038
     985   Rambus, Inc. (b)                                            19,493
   1,443   Silicon Laboratories, Inc. (b)                              63,059
                                                                -------------
                                                                      691,973
                                                                -------------

           SOFTWARE--15.9%
     920   Adobe Systems, Inc. (b)                                     44,068
   1,608   Autodesk, Inc. (b)                                          78,631
   1,358   BEA Systems, Inc. (b)                                       22,950
     603   BMC Software, Inc. (b)                                      20,406
   1,810   Cadence Design Systems, Inc. (b)                            35,476
   1,494   Citrix Systems, Inc. (b)                                    64,227
   5,009   Compuware Corp. (b)                                         50,090
     621   Intuit, Inc. (b)                                            19,978
   1,728   McAfee, Inc. (b)                                            71,453
     639   Microsoft Corp.                                             23,522
   1,288   NAVTEQ Corp. (b)                                            99,433


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           SOFTWARE (CONTINUED)
   2,783   Oracle Corp. (b)                                     $      61,699
   1,566   Salesforce.com, Inc. (b)                                    88,275
     972   Symantec Corp. (b)                                          18,254
   1,483   Synopsys, Inc. (b)                                          41,910
                                                                -------------
                                                                      740,372
                                                                -------------


           TOTAL INVESTMENTS--101.2%
           (Cost $4,303,064) (c)                                    4,715,154
           NET OTHER ASSETS AND LIABILITIES--(1.2%)                   (53,800)
                                                                -------------
           NET ASSETS--100.0%                                   $   4,661,354
                                                                =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets.

           (b)  Non-income producing security.

           (c) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $530,727 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $118,637.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS--101.6%
           DIVERSIFIED TELECOMMUNICATION SERVICES--5.3%
     418   AT&T, Inc.                                           $      17,468
   1,914   CenturyTel, Inc.                                            84,311
     318   Embarq Corp.                                                16,829
     799   Verizon Communications, Inc.                                36,810
                                                                -------------
                                                                      155,418
                                                                -------------

           ELECTRIC UTILITIES--26.5%
     768   American Electric Power Co., Inc.                           37,025
   4,733   Duke Energy Corp.                                           90,732
     638   Edison International                                        37,100
     163   Entergy Corp.                                               19,539
     235   Exelon Corp.                                                19,453
     838   FirstEnergy Corp.                                           58,409
     291   FPL Group, Inc.                                             19,910
   1,842   Great Plains Energy, Inc.                                   54,965
   1,630   Hawaiian Electric Industries, Inc.                          37,816
   1,239   Northeast Utilities                                         38,198
   1,960   Pepco Holdings, Inc.                                        55,840
   2,239   Pinnacle West Capital Corp.                                 90,456
     382   PPL Corp.                                                   19,749
   1,511   Progress Energy, Inc.                                       72,528
   5,624   Sierra Pacific Resources                                    94,877
     975   Southern Co.                                                35,744
                                                                -------------
                                                                      782,341
                                                                -------------

           GAS UTILITIES--11.8%
   1,340   AGL Resources, Inc.                                         52,970
   3,124   Atmos Energy Corp.                                          87,628
   1,239   Energen Corp.                                               79,296
     378   National Fuel Gas Co.                                       18,329
     373   ONEOK, Inc.                                                 18,628
     337   Questar Corp.                                               19,236
   1,137   Southern Union Co.                                          35,816
   1,362   UGI Corp.                                                   36,256
                                                                -------------
                                                                      348,159
                                                                -------------

           IT SERVICES--2.4%
   2,064   NeuStar, Inc., Class A (b)                                  70,589
                                                                -------------

           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--3.8%
     206   Constellation Energy Group                                  19,508
   2,175   Mirant Corp. (b)                                            92,133
                                                                -------------
                                                                      111,641
                                                                -------------

           MEDIA--2.0%
   1,519   Cablevision Systems Corp., Class A (b)                      44,552
     732   Comcast Corp., Class A (b)                                  15,409
                                                                -------------
                                                                       59,961
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           MULTI-UTILITIES--39.8%
   2,309   Alliant Energy Corp.                                 $      92,360
   1,011   Ameren Corp.                                                54,655
   1,146   Consolidated Edison, Inc.                                   53,965
   1,826   DTE Energy Co.                                              90,570
   1,962   Energy East Corp.                                           54,701
   2,542   MDU Resources Group, Inc.                                   71,583
   4,622   NiSource, Inc.                                              94,519
   1,017   NSTAR                                                       35,758
   2,138   OGE Energy Corp.                                            81,885
   1,110   PG&E Corp.                                                  54,312
   3,615   Puget Energy, Inc.                                         102,123
   1,827   SCANA Corp.                                                 74,158
     913   Sempra Energy                                               56,159
   4,307   TECO Energy, Inc.                                           72,487
   2,593   Vectren Corp.                                               72,708
     786   Wisconsin Energy Corp.                                      37,634
   3,286   Xcel Energy, Inc.                                           74,099
                                                                -------------
                                                                    1,173,676
                                                                -------------

           WIRELESS TELECOMMUNICATION SERVICES--10.0%
     652   Leap Wireless International, Inc. (b)                       46,494
     431   NII Holdings, Inc. (b)                                      24,998
   3,725   Sprint Nextel Corp.                                         63,698
   1,060   Telephone & Data Systems, Inc.                              73,988
     901   United States Cellular Corp. (b)                            84,829
                                                                -------------
                                                                      294,007
                                                                -------------

           TOTAL INVESTMENTS--101.6%
           (Cost $3,063,068)  (c)                                   2,995,792
           NET OTHER ASSETS AND LIABILITIES--(1.6%)                   (45,937)
                                                                -------------
           NET ASSETS--100.0%                                   $  2 ,949,855
                                                                =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets.

           (b)  Non-income producing security.

           (c) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $52,640 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $119,916.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS--100.0%
           AEROSPACE & DEFENSE--3.2%
     383   Boeing (The) Co.                                     $      37,760
     376   General Dynamics Corp.                                      34,201
     116   Goodrich Corp.                                               8,081
     393   L-3 Communications Holdings, Inc.                           43,088
     292   Lockheed Martin Corp.                                       32,132
     309   Northrop Grumman Corp.                                      25,839
     272   Precision Castparts Corp.                                   40,748
     330   Rockwell Collins, Inc.                                      24,687
     499   United Technologies Corp.                                   38,218
                                                                -------------
                                                                      284,754
                                                                -------------

           AIR FREIGHT & LOGISTICS--0.8%
     584   C.H. Robinson Worldwide, Inc.                               29,153
     303   FedEx Corp.                                                 31,312
     106   United Parcel Service, Inc., Class B                         7,961
                                                                -------------
                                                                       68,426
                                                                -------------

           AIRLINES--0.2%
   1,072   Southwest Airlines Co.                                      15,233
                                                                -------------

           AUTO COMPONENTS--0.1%
     201   Johnson Controls, Inc.                                       8,788
                                                                -------------

           BEVERAGES--1.5%
     212   Brown-Forman Corp., Class B                                 15,684
     420   Coca-Cola (The) Co.                                         25,939
     655   Constellation Brands, Inc., Class A (b)                     16,454
     484   Molson Coors Brewing Co., Class B                           27,699
     853   Pepsi Bottling Group (The), Inc.                            36,747
     216   PepsiCo, Inc.                                               15,924
                                                                -------------
                                                                      138,447
                                                                -------------

           BIOTECHNOLOGY--1.2%
     606   Biogen Idec, Inc. (b)                                       45,111
     564   Celgene Corp. (b)                                           37,224
     590   Gilead Sciences, Inc. (b)                                   27,252
                                                                -------------
                                                                      109,587
                                                                -------------

           CAPITAL MARKETS--4.3%
     940   American Capital Strategies Ltd.                            40,806
     382   Ameriprise Financial, Inc.                                  24,058
     258   Bear Stearns (The) Cos., Inc.                               29,309
     367   Charles Schwab (The) Corp.                                   8,529
   2,429   E*TRADE Financial Corp. (b)                                 27,059
     399   Federated Investors, Inc., Class B                          17,157
      62   Franklin Resources, Inc.                                     8,040
     146   Goldman Sachs Group (The), Inc.                             36,196
     853   Janus Capital Group, Inc.                                   29,437
     286   Legg Mason, Inc.                                            23,721
     391   Lehman Brothers Holdings, Inc.                              24,766
     338   Merrill Lynch & Co., Inc.                                   22,315


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           CAPITAL MARKETS (CONTINUED)
     252   Morgan Stanley                                       $      16,950
     364   Northern Trust Corp.                                        27,376
     233   State Street Corp.                                          18,586
     433   T. Rowe Price Group, Inc.                                   27,816
                                                                -------------
                                                                      382,121
                                                                -------------

           CHEMICALS--4.0%
      81   Air Products and Chemicals, Inc.                             7,926
     527   Ashland, Inc.                                               30,945
     933   Dow Chemical (The) Co.                                      42,023
     320   E.I. du Pont de Nemours & Co.                               15,843
     475   Eastman Chemical Co.                                        31,630
     511   Ecolab, Inc.                                                24,104
   1,509   Hercules, Inc.                                              28,384
     456   International Flavors & Fragrances, Inc.                    23,808
     469   Monsanto Co.                                                45,789
     210   PPG Industries, Inc.                                        15,695
     379   Praxair, Inc.                                               32,397
     433   Rohm and Haas Co.                                           22,464
     651   Sigma-Aldrich Corp.                                         33,637
                                                                -------------
                                                                      354,645
                                                                -------------

           COMMERCIAL BANKS--2.8%
     196   BB&T Corp.                                                   7,246
     309   Comerica, Inc.                                              14,424
     622   Commerce Bancorp, Inc.                                      25,347
     595   First Horizon National Corp.                                15,518
   1,420   Huntington Bancshares, Inc.                                 25,432
     746   KeyCorp                                                     21,224
     153   M&T Bank Corp.                                              15,220
     181   Marshall & Ilsley Corp.                                      7,729
   1,264   National City Corp.                                         30,651
     354   PNC Financial Services Group, Inc.                          25,545
     538   Regions Financial Corp.                                     14,591
     105   SunTrust Banks, Inc.                                         7,623
     481   Wachovia Corp.                                              21,996
     223   Wells Fargo & Co.                                            7,584
     231   Zions Bancorporation                                        13,654
                                                                -------------
                                                                      253,784
                                                                -------------

           COMMERCIAL SERVICES & SUPPLIES--1.2%
   2,488   Allied Waste Industries, Inc. (b)                           31,448
     278   Avery Dennison Corp.                                        16,096
     416   Equifax, Inc.                                               16,016
     434   R.R. Donnelley & Sons Co.                                   17,486
     531   Robert Half International, Inc.                             15,978
     420   Waste Management, Inc.                                      15,284
                                                                -------------
                                                                      112,308
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           COMMUNICATIONS EQUIPMENT--1.7%
   1,055   Ciena Corp. (b)                                      $      50,492
   1,214   Cisco Systems, Inc. (b)                                     40,135
     322   Corning, Inc.                                                7,815
     530   JDS Uniphase Corp. (b)                                       8,088
     866   Juniper Networks, Inc. (b)                                  31,176
     188   QUALCOMM, Inc.                                               8,033
     833   Tellabs, Inc. (b)                                            7,339
                                                                -------------
                                                                      153,078
                                                                -------------

           COMPUTERS & PERIPHERALS--2.1%
     262   Apple, Inc. (b)                                             49,768
     575   Dell, Inc. (b)                                              17,595
   1,932   EMC Corp. (b)                                               49,053
     159   Hewlett-Packard Co.                                          8,217
     269   International Business Machines Corp.                       31,236
     576   SanDisk Corp. (b)                                           25,574
   1,414   Sun Microsystems, Inc. (b)                                   8,074
                                                                -------------
                                                                      189,517
                                                                -------------

           CONSTRUCTION & ENGINEERING--0.5%
     279   Fluor Corp.                                                 44,082
                                                                -------------

           CONSTRUCTION MATERIALS--0.3%
     270   Vulcan Materials Co.                                        23,088
                                                                -------------

           CONSUMER FINANCE--0.4%
     134   American Express Co.                                         8,167
   1,159   Discover Financial Services.                                22,369
     160   SLM Corp. (b)                                                7,546
                                                                -------------
                                                                       38,082
                                                                -------------

           CONTAINERS & PACKAGING--1.3%
     748   Ball Corp.                                                  37,086
   1,090   Bemis Co., Inc.                                             30,694
   1,572   Sealed Air Corp.                                            39,190
     151   Temple-Inland, Inc.                                          8,104
                                                                -------------
                                                                      115,074
                                                                -------------

           DISTRIBUTORS--0.2%
     317   Genuine Parts Co.                                           15,555
                                                                -------------

           DIVERSIFIED CONSUMER SERVICES--0.2%
     264   Apollo Group, Inc., Class A (b)                             20,925
                                                                -------------

           DIVERSIFIED FINANCIAL SERVICES--1.9%
     315   Bank of America Corp.                                       15,208
     789   CIT Group, Inc.                                             27,804
     340   Citigroup, Inc.                                             14,246
      41   CME Group, Inc.                                             27,316
     209   IntercontinentalExchange, Inc. (b)                          37,245
     526   JPMorgan Chase & Co.                                        24,722


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
     500   Leucadia National Corp.                              $      25,330
                                                                -------------
                                                                      171,871
                                                                -------------

           DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
     375   AT&T, Inc.                                                  15,671
     869   CenturyTel, Inc.                                            38,279
     554   Citizens Communications Co.                                  7,291
     143   Embarq Corp.                                                 7,568
     545   Verizon Communications, Inc.                                25,108
                                                                -------------
                                                                       93,917
                                                                -------------

           ELECTRIC UTILITIES--3.4%
     152   Allegheny Energy, Inc. (b)                                   9,220
     523   American Electric Power Co., Inc.                           25,214
   2,150   Duke Energy Corp.                                           41,215
     435   Edison International                                        25,295
     146   Entergy Corp.                                               17,501
     320   Exelon Corp.                                                26,490
     501   FirstEnergy Corp.                                           34,920
     261   FPL Group, Inc.                                             17,858
   1,017   Pinnacle West Capital Corp.                                 41,086
     171   PPL Corp.                                                    8,841
     677   Progress Energy, Inc.                                       32,496
     665   Southern Co.                                                24,379
                                                                -------------
                                                                      304,515
                                                                -------------

           ELECTRICAL EQUIPMENT--0.8%
     310   Cooper Industries Ltd., Class A                             16,241
     755   Emerson Electric Co.                                        39,463
     228   Rockwell Automation, Inc.                                   15,705
                                                                -------------
                                                                       71,409
                                                                -------------

           ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
   1,389   Jabil Circuit, Inc.                                         30,183
   1,178   Molex, Inc.                                                 33,644
     286   Tektronix, Inc.                                             10,825
                                                                -------------
                                                                       74,652
                                                                -------------

           ENERGY EQUIPMENT & SERVICES--4.5%
     445   Baker Hughes, Inc.                                          38,590
     716   ENSCO International, Inc.                                   39,731
   1,047   Halliburton Co.                                             41,273
     258   Nabors Industries Ltd. (b)                                   7,245
     556   National Oilwell Varco, Inc. (b)                            40,721
     647   Noble Corp.                                                 34,259
   1,099   Rowan Cos., Inc.                                            42,839
     383   Schlumberger Ltd.                                           36,986
     563   Smith International, Inc.                                   37,186
     355   Transocean, Inc. (b)                                        42,376


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           ENERGY EQUIPMENT & SERVICES (CONTINUED)
     598   Weatherford International Ltd. (b)                   $      38,816
                                                                -------------
                                                                      400,022
                                                                -------------

           FOOD & STAPLES RETAILING--2.2%
   1,014   CVS Caremark Corp.                                          42,355
     556   Kroger (The) Co.                                            16,341
     958   Safeway, Inc.                                               32,572
     813   SUPERVALU, Inc.                                             31,504
     677   Sysco Corp.                                                 23,214
     671   Walgreen Co.                                                26,605
     492   Whole Foods Market, Inc.                                    24,374
                                                                -------------
                                                                      196,965
                                                                -------------

           FOOD PRODUCTS--1.5%
   1,215   Archer-Daniels-Midland Co.                                  43,473
     303   ConAgra Foods, Inc.                                          7,190
     137   General Mills, Inc.                                          7,909
     283   Kellogg Co.                                                 14,940
     230   Kraft Foods, Inc., Class A                                   7,684
   1,351   Tyson Foods, Inc., Class A                                  21,346
     494   Wm. Wrigley Jr. Co.                                         30,465
                                                                -------------
                                                                      133,007
                                                                -------------

           GAS UTILITIES--0.5%
     739   Nicor, Inc.                                                 31,977
     151   Questar Corp.                                                8,619
                                                                -------------
                                                                       40,596
                                                                -------------

           HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
     282   Baxter International, Inc.                                  16,923
     193   Becton Dickinson and Co.                                    16,108
     180   C.R. Bard, Inc.                                             15,050
     383   Hospira, Inc. (b)                                           15,829
     281   Medtronic, Inc.                                             13,331
     547   St. Jude Medical, Inc. (b)                                  22,279
     351   Stryker Corp.                                               24,921
                                                                -------------
                                                                      124,441
                                                                -------------

           HEALTH CARE PROVIDERS & SERVICES--3.2%
     146   Aetna, Inc.                                                  8,201
     175   AmerisourceBergen Corp.                                      8,244
     595   CIGNA Corp.                                                 31,232
     646   Coventry Health Care, Inc. (b)                              38,960
     720   Express Scripts, Inc. (b)                                   45,431
     575   Humana, Inc. (b)                                            43,096
     203   Laboratory Corp. of America Holdings (b)                    13,956
     374   Manor Care, Inc.                                            24,901
     135   McKesson Corp.                                               8,924
     411   Patterson Cos., Inc. (b)                                    16,074
     275   Quest Diagnostics, Inc.                                     14,625


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
     164   UnitedHealth Group, Inc.                             $       8,061
     306   WellPoint, Inc. (b)                                         24,244
                                                                -------------
                                                                      285,949
                                                                -------------

           HEALTH CARE TECHNOLOGY--0.1%
     259   IMS Health, Inc.                                             6,529
                                                                -------------

           HOTELS, RESTAURANTS & LEISURE--1.7%
     655   Carnival Corp.                                              31,427
     277   Harrah's Entertainment, Inc.                                24,445
     182   Marriott International, Inc., Class A                        7,482
     582   McDonald's Corp.                                            34,745
     736   Wyndham Worldwide Corp.                                     24,163
     713   Yum! Brands, Inc.                                           28,713
                                                                -------------
                                                                      150,975
                                                                -------------

           HOUSEHOLD DURABLES--1.5%
     195   Fortune Brands, Inc.                                        16,335
   2,097   Leggett & Platt, Inc.                                       40,745
     275   Newell Rubbermaid, Inc.                                      8,019
     320   Snap-on, Inc.                                               15,971
     430   Stanley Works (The)                                         24,747
     356   Whirlpool Corp.                                             28,188
                                                                -------------
                                                                      134,005
                                                                -------------

           HOUSEHOLD PRODUCTS--0.5%
     222   Colgate-Palmolive Co.                                       16,932
     113   Kimberly-Clark Corp.                                         8,011
     343   Procter & Gamble (The) Co.                                  23,845
                                                                -------------
                                                                       48,788
                                                                -------------

           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
     396   AES (The) Corp. (b)                                          8,478
     185   Constellation Energy Group                                  17,520
                                                                -------------
                                                                       25,998
                                                                -------------

           INDUSTRIAL CONGLOMERATES--0.6%
     258   3M Co.                                                      22,281
     582   General Electric Co.                                        23,955
     179   Tyco International Ltd.                                      7,369
                                                                -------------
                                                                       53,605
                                                                -------------

           INSURANCE--5.9%
     663   ACE Ltd.                                                    40,183
     423   AFLAC, Inc.                                                 26,556
     555   Allstate (The) Corp.                                        29,082
     117   American International Group, Inc.                           7,385
     451   Assurant, Inc.                                              26,356
     749   Chubb (The) Corp.                                           39,959


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           INSURANCE (CONTINUED)
     928   Cincinnati Financial Corp.                           $      36,916
     785   Genworth Financial, Inc., Class A                           21,431
     261   Hartford Financial Services Group (The), Inc.               25,325
     120   Lincoln National Corp.                                       7,484
     656   Loews Corp.                                                 32,203
     622   Marsh & McLennan Cos., Inc.                                 16,104
     395   MBIA, Inc.                                                  17,001
     455   MetLife, Inc.                                               31,327
     382   Principal Financial Group, Inc.                             25,850
      81   Prudential Financial, Inc.                                   7,834
     656   SAFECO Corp.                                                37,982
     254   Torchmark Corp.                                             16,551
     798   Travelers (The) Cos., Inc.                                  41,663
     324   Unum Group                                                   7,562
     507   XL Capital Ltd., Class A                                    36,479
                                                                -------------
                                                                      531,233
                                                                -------------

           INTERNET & CATALOG RETAIL--0.4%
     431   Amazon.com, Inc. (b)                                        38,424
                                                                -------------

           INTERNET SOFTWARE & SERVICES--0.9%
     813   eBay, Inc. (b)                                              29,349
      56   Google, Inc., Class A (b)                                   39,593
     470   VeriSign, Inc. (b)                                          16,022
                                                                -------------
                                                                       84,964
                                                                -------------

           IT SERVICES--1.5%
     199   Cognizant Technology Solutions Corp., Class A (b)            8,251
     567   Computer Sciences Corp. (b)                                 33,107
   2,315   Convergys Corp. (b)                                         42,433
   1,452   Electronic Data Systems Corp.                               31,349
     179   Fidelity National Information Services, Inc.                 8,255
     193   Paychex, Inc.                                                8,064
                                                                -------------
                                                                      131,459
                                                                -------------

           LEISURE EQUIPMENT & PRODUCTS--1.0%
   1,758   Brunswick Corp.                                             39,221
     865   Hasbro, Inc.                                                25,820
   1,028   Mattel, Inc.                                                21,475
                                                                -------------
                                                                       86,516
                                                                -------------


           LIFE SCIENCES TOOLS & SERVICES--1.3%
     458   Applera Corp - Applied Biosystems Group                     17,010
     318   Millipore Corp. (b)                                         24,693
     696   Thermo Fisher Scientific, Inc. (b)                          40,931
     474   Waters Corp. (b)                                            36,489
                                                                -------------
                                                                      119,123
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           MACHINERY--3.2%
     404   Caterpillar, Inc.                                    $      30,142
      62   Cummins, Inc.                                                7,438
     384   Danaher Corp.                                               32,897
     271   Deere & Co.                                                 41,979
     311   Dover Corp.                                                 14,306
      80   Eaton Corp.                                                  7,406
     532   Illinois Tool Works, Inc.                                   30,462
     146   Ingersoll-Rand Co., Ltd., Class A                            7,351
     467   ITT Corp.                                                   31,252
     279   PACCAR, Inc.                                                15,501
     204   Pall Corp.                                                   8,174
     323   Parker Hannifin Corp.                                       25,960
     451   Terex Corp. (b)                                             33,473
                                                                -------------
                                                                      286,341
                                                                -------------

           MEDIA--2.5%
     503   CBS Corp., Class B                                          14,436
     424   Clear Channel Communications, Inc.                          16,014
     656   Comcast Corp., Class A (b)                                  13,809
   1,306   DIRECTV Group (The), Inc. (b)                               34,583
     378   E.W. Scripps (The) Co., Class A                             17,014
     920   Gannett Co., Inc.                                           39,017
     277   Meredith Corp.                                              17,243
     361   News Corp., Class A                                          7,823
   2,189   Time Warner, Inc.                                           39,972
     203   Viacom, Inc., Class B (b)                                    8,382
     461   Walt Disney (The) Co.                                       15,964
                                                                -------------
                                                                      224,257
                                                                -------------

           METALS & MINING--1.7%
     811   Alcoa, Inc.                                                 32,108
     288   Allegheny Technologies, Inc.                                29,425
     230   Freeport-McMoRan Copper & Gold, Inc.                        27,066
     177   Newmont Mining Corp.                                         9,002
     267   Nucor Corp.                                                 16,559
     379   United States Steel Corp.                                   40,895
                                                                -------------
                                                                      155,055
                                                                -------------

           MULTILINE RETAIL--2.5%
     808   Big Lots, Inc. (b)                                          19,376
   1,841   Dillard's, Inc., Class A                                    42,398
     908   Family Dollar Stores, Inc.                                  23,018
     501   J. C. Penney Co., Inc.                                      28,176
     981   Macy's, Inc.                                                31,421
     338   Nordstrom, Inc.                                             13,331
     316   Sears Holdings Corp. (b)                                    42,594
     379   Target Corp.                                                23,255
                                                                -------------
                                                                      223,569
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           MULTI-UTILITIES--3.7%
     604   Ameren Corp.                                         $      32,652
     989   CenterPoint Energy, Inc.                                    16,576
     471   CMS Energy Corp.                                             7,993
     685   Consolidated Edison, Inc.                                   32,257
      94   Dominion Resources, Inc.                                     8,613
     830   DTE Energy Co.                                              41,168
     155   Integrys Energy Group, Inc.                                  8,341
   2,100   NiSource, Inc.                                              42,944
     664   PG&E Corp.                                                  32,490
      90   Public Service Enterprise Group, Inc.                        8,604
     546   Sempra Energy                                               33,584
   1,931   TECO Energy, Inc.                                           32,499
   1,473   Xcel Energy, Inc.                                           33,216
                                                                -------------
                                                                      330,937
                                                                -------------

           OFFICE ELECTRONICS--0.4%
   1,829   Xerox Corp. (b)                                             31,898
                                                                -------------

           OIL, GAS & CONSUMABLE FUELS--7.0%
     748   Anadarko Petroleum Corp.                                    44,147
     268   Apache Corp.                                                27,821
     900   Chesapeake Energy Corp.                                     35,532
     429   Chevron Corp.                                               39,258
     458   ConocoPhillips                                              38,912
     340   CONSOL Energy, Inc.                                         19,210
     191   Devon Energy Corp.                                          17,839
     467   El Paso Corp.                                                8,247
     260   Exxon Mobil Corp.                                           23,917
     604   Hess Corp.                                                  43,252
     705   Marathon Oil Corp.                                          41,687
     575   Murphy Oil Corp.                                            42,337
     627   Occidental Petroleum Corp.                                  43,294
     331   Peabody Energy Corp.                                        18,453
     568   Sunoco, Inc.                                                41,805
     873   Tesoro Corp.                                                52,843
     598   Valero Energy Corp.                                         42,117
     708   Williams (The) Cos., Inc.                                   25,835
     256   XTO Energy, Inc.                                            16,993
                                                                -------------
                                                                      623,499
                                                                -------------

           PAPER & FOREST PRODUCTS--1.0%
   1,120   International Paper Co.                                     41,395
     817   MeadWestvaco Corp.                                          27,484
     219   Weyerhaeuser Co.                                            16,624
                                                                -------------
                                                                       85,503
                                                                -------------

           PERSONAL PRODUCTS--0.2%
     423   Avon Products, Inc.                                         17,335
                                                                -------------

           PHARMACEUTICALS--2.2%
     374   Allergan, Inc.                                              25,275
     557   Barr Pharmaceuticals, Inc. (b)                              31,927
     139   Eli Lilly and Co.                                            7,527


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           PHARMACEUTICALS--(CONTINUED)
     121   Johnson & Johnson                                    $       7,886
   3,429   King Pharmaceuticals, Inc. (b)                              36,347
     987   Pfizer, Inc.                                                24,290
   1,003   Schering-Plough Corp.                                       30,612
   1,240   Watson Pharmaceuticals, Inc. (b)                            37,894
                                                                -------------
                                                                      201,758
                                                                -------------

           REAL ESTATE INVESTMENT TRUSTS--0.4%
     153   Boston Properties, Inc.                                     16,576
     175   Kimco Realty Corp.                                           7,266
     120   ProLogis                                                     8,609
                                                                -------------
                                                                       32,451
                                                                -------------

           REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
     285   CB Richard Ellis Group, Inc., Class A (b)                    6,948
                                                                -------------

           ROAD & RAIL--1.8%
     297   Burlington Northern Santa Fe Corp.                          25,884
     742   CSX Corp.                                                   33,219
     611   Norfolk Southern Corp.                                      31,558
     820   Ryder System, Inc.                                          39,237
     213   Union Pacific Corp.                                         27,273
                                                                -------------
                                                                      157,171
                                                                -------------

           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.8%
     659   Altera Corp.                                                12,930
     219   Analog Devices, Inc.                                         7,328
   1,165   Applied Materials, Inc.                                     22,624
     435   Broadcom Corp., Class A (b)                                 14,159
     613   Intel Corp.                                                 16,490
     432   KLA-Tencor Corp.                                            22,745
     269   MEMC Electronic Materials, Inc. (b)                         19,696
     218   Microchip Technology, Inc.                                   7,231
   2,858   Micron Technology, Inc. (b)                                 30,038
   1,474   Novellus Systems, Inc. (b)                                  41,875
   1,109   NVIDIA Corp. (b)                                            39,236
     575   Teradyne, Inc. (b)                                           7,096
     433   Texas Instruments, Inc.                                     14,116
                                                                -------------
                                                                      255,564
                                                                -------------

           SOFTWARE--1.8%
     363   Adobe Systems, Inc. (b)                                     17,388
     635   Autodesk, Inc. (b)                                          31,052
     254   BMC Software, Inc. (b)                                       8,595
     787   Citrix Systems, Inc. (b)                                    33,832
   1,978   Compuware Corp. (b)                                         19,780
     262   Intuit, Inc. (b)                                             8,429
     269   Microsoft Corp.                                              9,902
   1,465   Oracle Corp. (b)                                            32,479
                                                                -------------
                                                                      161,457
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           SPECIALTY RETAIL--3.0%
     393   Abercrombie & Fitch Co., Class A                     $      31,126
   2,268   AutoNation, Inc. (b)                                        40,121
     172   Best Buy Co., Inc.                                           8,345
   1,308   Gap (The), Inc.                                             24,721
   1,386   Limited Brands, Inc.                                        30,506
   1,949   Office Depot, Inc. (b)                                      36,563
     926   OfficeMax, Inc.                                             29,308
     241   Sherwin-Williams (The) Co.                                  15,405
     606   Tiffany & Co.                                               32,833
     829   TJX (The) Cos., Inc.                                        23,983
                                                                -------------
                                                                      272,911
                                                                -------------

           TEXTILES, APPAREL & LUXURY GOODS--0.6%
     336   Coach, Inc. (b)                                             12,284
     411   NIKE, Inc., Class B                                         27,234
     196   VF Corp.                                                    17,077
                                                                -------------
                                                                       56,595
                                                                -------------

           THRIFTS & MORTGAGE FINANCE--1.0%
     134   Freddie Mac                                                  6,999
   2,062   Hudson City Bancorp, Inc.                                   32,291
   1,244   MGIC Investment Corp.                                       24,084
     465   Sovereign Bancorp, Inc.                                      6,710
     683   Washington Mutual, Inc.                                     19,042
                                                                -------------
                                                                       89,126
                                                                -------------

           TOBACCO--0.3%
     114   Altria Group, Inc.                                           8,314
     125   Reynolds American, Inc.                                      8,054
     160   UST, Inc.                                                    8,531
                                                                -------------
                                                                       24,899
                                                                -------------

           TRADING COMPANIES & DISTRIBUTORS--0.3%
     264   W.W. Grainger, Inc.                                         23,739
                                                                -------------

           WIRELESS TELECOMMUNICATION SERVICES--0.6%
     346   ALLTEL Corp.                                                24,618
   1,669   Sprint Nextel Corp.                                         28,540
                                                                -------------
                                                                       53,158
                                                                -------------


           TOTAL INVESTMENTS--100.0%
           (Cost $8,775,763) (c)                                    8,950,628
           NET OTHER ASSETS AND LIABILITIES--0.0%                      (2,516)
                                                                -------------
           NET ASSETS--100.0%                                   $   8,948,112
                                                                =============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)




           (a) All percentages shown in the Portfolio of Investments are based on net assets.

           (b)  Non-income producing security.

           (c) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $444,788 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $269,923


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS--100.4%
           AEROSPACE & DEFENSE--1.0%
     306   Alliant Techsystems, Inc. (b)                        $      33,780
     478   DRS Technologies, Inc.                                      27,456
                                                                -------------
                                                                       61,236
                                                                -------------

           AIR FREIGHT & LOGISTICS--0.4%
     418   Expeditors International of Washington, Inc.                21,172
                                                                -------------

           AIRLINES--0.8%
   1,339   AirTran Holdings, Inc. (b)                                  13,939
   1,141   Alaska Air Group, Inc. (b)                                  28,981
     714   JetBlue Airways Corp. (b)                                    6,519
                                                                -------------
                                                                       49,439
                                                                -------------

           AUTO COMPONENTS--0.7%
      72   BorgWarner, Inc.                                             7,611
     921   Gentex Corp.                                                19,138
     742   Modine Manufacturing Co.                                    17,259
                                                                -------------
                                                                       44,008
                                                                -------------

           AUTOMOBILES--0.2%
     293   Thor Industries, Inc.                                       14,064
                                                                -------------

           BEVERAGES--0.8%
     591   Hansen Natural Corp. (b)                                    40,188
     203   PepsiAmericas, Inc.                                          7,251
                                                                -------------
                                                                       47,439
                                                                -------------

           BIOTECHNOLOGY--0.7%
     180   Cephalon, Inc. (b)                                          13,273
     305   PDL BioPharma, Inc. (b)                                      6,466
     686   Vertex Pharmaceuticals, Inc. (b)                            22,185
                                                                -------------
                                                                       41,924
                                                                -------------

           CAPITAL MARKETS--1.5%
     330   Eaton Vance Corp.                                           16,510
     473   Jefferies Group, Inc.                                       12,643
     213   Nuveen Investments, Inc., Class A                           13,802
     802   Raymond James Financial, Inc.                               29,875
     487   Waddell & Reed Financial, Inc., Class A                     16,178
                                                                -------------
                                                                       89,008
                                                                -------------

           CHEMICALS--3.5%
     649   Airgas, Inc.                                                32,755
     447   Albemarle Corp.                                             21,349
     741   Cabot Corp.                                                 25,942
     385   Cytec Industries, Inc.                                      25,683
     202   Lubrizol (The) Corp.                                        13,712
     197   Minerals Technologies, Inc.                                 13,833


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           CHEMICALS (CONTINUED)
   1,177   Olin Corp.                                           $      26,812
     825   RPM International, Inc.                                     17,680
     154   Scotts Miracle-Gro (The) Co., Class A                        7,067
     456   Sensient Technologies Corp.                                 13,630
     484   Valspar (The) Corp.                                         12,115
                                                                -------------
                                                                      210,578
                                                                -------------

           COMMERCIAL BANKS--0.5%
     222   Associated Banc-Corp.                                        6,407
     204   Cathay General Bancorp                                       6,318
     120   First Community Bancorp, Inc.                                5,844
     139   SVB Financial Group (b)                                      7,199
     156   Webster Financial Corp.                                      5,653
                                                                -------------
                                                                       31,421
                                                                -------------

           COMMERCIAL SERVICES & SUPPLIES--4.8%
     118   Brink's (The) Co.                                            7,393
     383   Copart, Inc. (b)                                            14,700
      89   Corporate Executive Board (The) Co.                          6,341
     179   Deluxe Corp.                                                 7,221
      67   Dun & Bradstreet (The) Corp.                                 6,489
     485   Herman Miller, Inc.                                         13,202
     366   HNI Corp.                                                   15,870
   1,690   Kelly Services, Inc., Class A                               35,540
   1,596   Korn/Ferry International (b)                                30,579
     307   Manpower, Inc.                                              22,945
     419   Mine Safety Appliances Co.                                  19,186
   2,645   Navigant Consulting, Inc. (b)                               34,861
     403   Republic Services, Inc.                                     13,779
     740   Rollins, Inc.                                               22,474
     586   Stericycle, Inc. (b)                                        34,181
                                                                -------------
                                                                      284,761
                                                                -------------

           COMMUNICATIONS EQUIPMENT--2.3%
   1,343   ADC Telecommunications, Inc. (b)                            25,114
     286   ADTRAN, Inc.                                                 6,884
     452   Avocent Corp. (b)                                           12,218
     393   CommScope, Inc. (b)                                         18,538
     215   Dycom Industries, Inc. (b)                                   6,074
     354   F5 Networks, Inc. (b)                                       12,755
     456   Harris Corp.                                                27,614
     923   Plantronics, Inc.                                           25,244
                                                                -------------
                                                                      134,441
                                                                -------------

           COMPUTERS & PERIPHERALS--1.0%
     805   Imation Corp.                                               17,935
     277   NCR Corp. (b)                                                7,642
   1,322   Western Digital Corp. (b)                                   34,267
                                                                -------------
                                                                       59,844
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           CONSTRUCTION & ENGINEERING--1.0%
     124   Granite Construction, Inc.                           $       5,310
     443   Jacobs Engineering Group, Inc. (b)                          38,607
     498   Quanta Services, Inc. (b)                                   16,434
                                                                -------------
                                                                       60,351
                                                                -------------

           CONSTRUCTION MATERIALS--0.1%
     105   Florida Rock Industries, Inc.                                6,608
                                                                -------------

           CONSUMER FINANCE--0.5%
   1,905   AmeriCredit Corp. (b)                                       26,880
                                                                -------------

           CONTAINERS & PACKAGING--0.6%
     227   Packaging Corp. of America                                   7,228
     873   Sonoco Products Co.                                         26,993
                                                                -------------
                                                                       34,221
                                                                -------------

           DIVERSIFIED CONSUMER SERVICES--3.1%
     828   Corinthian Colleges, Inc. (b)                               13,571
     712   DeVry, Inc.                                                 38,938
     216   ITT Educational Services, Inc. (b)                          27,473
     150   Matthews International Corp., Class A                        6,836
     826   Regis Corp.                                                 27,754
     551   Sotheby's                                                   29,848
     199   Strayer Education, Inc.                                     37,106
                                                                -------------
                                                                      181,526
                                                                -------------

           DIVERSIFIED TELECOMMUNICATION SERVICES--0.1%
   1,333   Cincinnati Bell, Inc. (b)                                    7,225
                                                                -------------

           ELECTRIC UTILITIES--2.7%
     686   Great Plains Energy, Inc.                                   20,470
     607   Hawaiian Electric Industries, Inc.                          14,082
     805   IDACORP, Inc.                                               28,086
     692   Northeast Utilities                                         21,334
     730   Pepco Holdings, Inc.                                        20,798
   1,675   Sierra Pacific Resources                                    28,258
   1,073   Westar Energy, Inc.                                         28,564
                                                                -------------
                                                                      161,592
                                                                -------------

           ELECTRICAL EQUIPMENT--1.7%
     775   AMETEK, Inc.                                                36,425
     115   Hubbell, Inc., Class B                                       6,325
     511   Roper Industries, Inc.                                      36,184
     337   Thomas & Betts Corp. (b)                                    18,875
                                                                -------------
                                                                       97,809
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           ELECTRONIC EQUIPMENT & INSTRUMENTS--2.6%
     663   Amphenol Corp., Class A                              $      29,351
     620   Arrow Electronics, Inc. (b)                                 24,788
     330   Avnet, Inc. (b)                                             13,768
   1,007   Ingram Micro, Inc., Class A (b)                             21,389
   1,792   KEMET Corp. (b)                                             12,669
     575   National Instruments Corp.                                  18,653
   2,570   Vishay Intertechnology, Inc. (b)                            32,356
                                                                -------------
                                                                      152,974
                                                                -------------

           ENERGY EQUIPMENT & SERVICES--3.9%
     363   Cameron International Corp. (b)                             35,342
     417   Exterran Holdings, Inc. (b)                                 35,111
     581   FMC Technologies, Inc. (b)                                  35,226
     362   Grant Prideco, Inc. (b)                                     17,796
   1,020   Helmerich & Payne, Inc.                                     32,252
     721   Pride International, Inc. (b)                               26,605
     557   Superior Energy Services, Inc. (b)                          20,654
     533   Tidewater, Inc.                                             29,139
                                                                -------------
                                                                      232,125
                                                                -------------

           FOOD & STAPLES RETAILING--0.6%
     397   BJ's Wholesale Club, Inc. (b)                               14,244
     589   Ruddick Corp.                                               20,026
                                                                -------------
                                                                       34,270
                                                                -------------

           FOOD PRODUCTS--1.1%
     552   Hormel Foods Corp.                                          20,137
     370   J.M. Smucker (The) Co.                                      19,769
     345   Lancaster Colony Corp.                                      13,859
     209   Smithfield Foods, Inc. (b)                                   5,992
     248   Tootsie Roll Industries, Inc.                                6,391
                                                                -------------
                                                                       66,148
                                                                -------------

           GAS UTILITIES--1.0%
     499   AGL Resources, Inc.                                         19,725
     127   Equitable Resources, Inc.                                    7,153
     141   National Fuel Gas Co.                                        6,837
     139   ONEOK, Inc.                                                  6,942
     583   WGL Holdings, Inc.                                          19,775
                                                                -------------
                                                                       60,432
                                                                -------------

           HEALTH CARE EQUIPMENT & SUPPLIES--2.9%
     357   Beckman Coulter, Inc.                                       25,283
     474   DENTSPLY International, Inc.                                19,662
     297   Gen-Probe, Inc. (b)                                         20,796
     239   Hillenbrand Industries, Inc.                                13,198
     146   Intuitive Surgical, Inc. (b)                                47,722


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
     478   Kyphon, Inc. (b)                                     $      33,881
     482   STERIS Corp.                                                13,997
                                                                -------------
                                                                      174,539
                                                                -------------

           HEALTH CARE PROVIDERS & SERVICES--3.2%
     253   Apria Healthcare Group, Inc. (b)                             6,115
     366   Health Net, Inc. (b)                                        19,621
     433   Henry Schein, Inc. (b)                                      25,937
   1,870   Kindred Healthcare, Inc. (b)                                39,718
   1,116   LifePoint Hospitals, Inc. (b)                               34,060
     180   Lincare Holdings, Inc. (b)                                   6,259
     199   Omnicare, Inc.                                               5,871
     503   Psychiatric Solutions, Inc. (b)                             19,919
     121   Universal Health Services, Inc., Class B                     5,899
     473   VCA Antech, Inc. (b)                                        21,782
     318   WellCare Health Plans, Inc. (b)                              7,692
                                                                -------------
                                                                      192,873
                                                                -------------

           HEALTH CARE TECHNOLOGY--0.3%
     330   Cerner Corp. (b)                                            19,655
                                                                -------------

           HOTELS, RESTAURANTS & LEISURE--1.5%
     265   Applebee's International, Inc.                               6,715
   1,110   Bob Evans Farms, Inc.                                       31,279
     161   CBRL Group, Inc.                                             6,424
     429   LIFE TIME FITNESS, Inc. (b)                                 26,015
     525   Scientific Games Corp., Class A (b)                         18,979
                                                                -------------
                                                                       89,412
                                                                -------------

           HOUSEHOLD DURABLES--1.4%
     499   American Greetings Corp., Class A                           13,144
     322   Blyth, Inc.                                                  6,147
   1,948   Furniture Brands International, Inc.                        23,473
     412   Mohawk Industries, Inc. (b)                                 35,160
     209   Tupperware Brands Corp.                                      7,545
                                                                -------------
                                                                       85,469
                                                                -------------

           HOUSEHOLD PRODUCTS--0.6%
     280   Church & Dwight Co., Inc.                                   13,247
     238   Energizer Holdings, Inc. (b)                                24,823
                                                                -------------
                                                                       38,070
                                                                -------------

           INDUSTRIAL CONGLOMERATES--0.7%
     542   Carlisle Cos., Inc.                                         21,382
     254   Teleflex, Inc.                                              18,595
                                                                -------------
                                                                       39,977
                                                                -------------

           INSURANCE--4.5%
     924   American Financial Group, Inc.                              27,628
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           INSURANCE (CONTINUED)
     455   Arthur J. Gallagher & Co.                            $      12,108
   1,136   Commerce Group (The), Inc.                                  41,454
     119   Everest Re Group Ltd.                                       12,678
   1,916   Fidelity National Financial, Inc., Class A                  29,487
     719   First American Corp.                                        21,642
     447   Hanover Insurance Group, Inc.                               20,593
   1,002   Horace Mann Educators Corp.                                 20,731
     488   Mercury General Corp.                                       25,039
   1,406   Old Republic International Corp.                            21,554
     310   Protective Life Corp.                                       13,290
     133   StanCorp Financial Group, Inc.                               7,332
     266   Unitrin, Inc.                                               12,318
                                                                -------------
                                                                      265,854
                                                                -------------

           INTERNET & CATALOG RETAIL--0.7%
   1,616   Netflix, Inc. (b)                                           42,776
                                                                -------------

           IT SERVICES--3.2%
     666   Acxiom Corp.                                                 8,751
     340   Alliance Data Systems Corp. (b)                             27,336
     348   Broadridge Financial Solutions, Inc.                         6,960
     190   Ceridian Corp. (b)                                           6,829
     425   CheckFree Corp. (b)                                         20,200
     153   DST Systems, Inc. (b)                                       12,961
     538   Gartner, Inc. (b)                                           11,782
     447   Global Payments, Inc.                                       21,259
   3,003   MPS Group, Inc. (b)                                         36,667
     768   NeuStar, Inc., Class A (b)                                  26,265
     469   SRA International, Inc., Class A (b)                        12,879
                                                                -------------
                                                                      191,889
                                                                -------------

           LEISURE EQUIPMENT & PRODUCTS--0.2%
     823   Callaway Golf Co.                                           14,254
                                                                -------------

           LIFE SCIENCES TOOLS & SERVICES--2.4%
     352   Charles River Laboratories International, Inc. (b)          20,416
     254   Covance, Inc. (b)                                           20,955
     242   Invitrogen Corp. (b)                                        21,991
     209   Techne Corp. (b)                                            13,635
     414   Varian, Inc. (b)                                            30,590
     390   Ventana Medical Systems, Inc. (b)                           34,320
                                                                -------------
                                                                      141,907
                                                                -------------

           MACHINERY--5.3%
     549   Crane Co.                                                   26,045
     631   Donaldson Company, Inc.                                     27,045
     857   Federal Signal Corp.                                        11,475
     440   Flowserve Corp.                                             34,742
     111   Harsco Corp.                                                 6,729
     362   IDEX Corp.                                                  12,822
     259   Joy Global, Inc.                                            15,038
     235   Kennametal, Inc.                                            21,434


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           MACHINERY (CONTINUED)
     431   Lincoln Electric Holdings, Inc.                      $      31,140
     262   Nordson Corp.                                               14,017
     540   Oskosh Truck Corp.                                          29,268
     397   Pentair, Inc.                                               14,050
     362   SPX Corp.                                                   36,670
     177   Timken (The) Co.                                             5,887
     702   Trinity Industries, Inc.                                    25,370
                                                                -------------
                                                                      311,732
                                                                -------------

           MARINE--0.2%
     263   Alexander & Baldwin, Inc.                                   13,776
                                                                -------------

           MEDIA--2.8%
   1,517   Belo Corp., Class A                                         28,065
   1,203   Getty Images, Inc. (b)                                      33,985
     440   John Wiley & Sons, Inc., Class A                            19,351
   2,151   Lee Enterprises, Inc.                                       34,523
     958   Media General, Inc., Class A                                26,805
     378   Scholastic Corp. (b)                                        14,961
       8   Washington Post (The) Co., Class B                           6,792
                                                                -------------
                                                                      164,482
                                                                -------------

           METALS & MINING--3.0%
     152   Carpenter Technology Corp.                                  22,026
     381   Cleveland-Cliffs, Inc.                                      36,443
     832   Commercial Metals Co.                                       26,108
     592   Reliance Steel & Aluminum Co.                               34,543
     717   Steel Dynamics, Inc.                                        38,159
     839   Worthington Industries, Inc.                                20,975
                                                                -------------
                                                                      178,254
                                                                -------------

           MULTILINE RETAIL--0.3%
     487   Dollar Tree Stores, Inc. (b)                                18,652
                                                                -------------

           MULTI-UTILITIES--4.7%
     874   Alliant Energy Corp.                                        34,961
     642   Black Hills Corp.                                           28,518
     730   Energy East Corp.                                           20,352
     946   MDU Resources Group, Inc.                                   26,639
     378   NSTAR                                                       13,290
     796   OGE Energy Corp.                                            30,487
   1,132   PNM Resources, Inc.                                         28,311
   1,077   Puget Energy, Inc.                                          30,425
     680   SCANA Corp.                                                 27,601
     965   Vectren Corp.                                               27,059
     292   Wisconsin Energy Corp.                                      13,981
                                                                -------------
                                                                      281,624
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           OIL, GAS & CONSUMABLE FUELS--5.9%
     195   Arch Coal, Inc.                                      $       7,995
     501   Bill Barrett Corp. (b)                                      23,447
     899   Cimarex Energy Co.                                          36,419
     589   Denbury Resources, Inc. (b)                                 33,338
     832   Encore Acquisition Co. (b)                                  30,534
     612   Forest Oil Corp. (b)                                        29,737
     633   Frontier Oil Corp.                                          28,985
     273   Newfield Exploration Co. (b)                                14,698
     376   Noble Energy                                                28,779
     436   Overseas Shipholding Group, Inc.                            32,438
     757   Plains Exploration & Production Co. (b)                     38,570
     124   Pogo Producing Co.                                           7,385
     560   Quicksilver Resources, Inc. (b)                             31,920
     157   Southwestern Energy Co. (b)                                  8,122
                                                                -------------
                                                                      352,367
                                                                -------------

           PAPER & FOREST PRODUCTS--0.4%
     688   AbitibiBowater, Inc.                                        23,571
                                                                -------------


           PERSONAL PRODUCTS--0.2%
     266   Alberto-Culver Co.                                           6,914
     162   NBTY, Inc. (b)                                               5,767
                                                                -------------
                                                                       12,681
                                                                -------------

           PHARMACEUTICALS--0.1%
     355   Par Pharmaceutical Cos., Inc. (b)                            6,546
                                                                -------------

           REAL ESTATE INVESTMENT TRUSTS--0.8%
     449   Cousins Properties, Inc.                                    12,927
     162   Hospitality Properties Trust                                 6,415
     439   Potlatch Corp.                                              20,922
     137   Rayonier, Inc.                                               6,616
                                                                -------------
                                                                       46,880
                                                                -------------

           REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
     128   Jones Lang LaSalle, Inc.                                    12,202
                                                                -------------

           ROAD & RAIL--2.3%
   1,151   Avis Budget Group, Inc. (b)                                 24,021
     728   Con-way, Inc.                                               31,020
     501   J.B. Hunt Transport Services, Inc.                          13,888
   1,953   Werner Enterprises, Inc.                                    37,146
   1,226   YRC Worldwide, Inc. (b)                                     30,135
                                                                -------------
                                                                      136,210
                                                                -------------

           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.5%
     635   Cree, Inc. (b)                                              17,780
   1,146   Cypress Semiconductor Corp. (b)                             41,886
     425   Integrated Device Technology, Inc. (b)                       5,708


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
     399   International Rectifier Corp. (b)                    $      13,319
     197   Intersil Corp., Class A                                      5,977
     495   Lam Research Corp. (b)                                      24,849
   1,829   Micrel, Inc.                                                16,552
   4,976   RF Micro Devices, Inc. (b)                                  30,951
     965   Semtech Corp. (b)                                           16,511
     473   Silicon Laboratories, Inc. (b)                              20,670
   2,682   TriQuint Semiconductor, Inc. (b)                            16,816
                                                                -------------
                                                                      211,019
                                                                -------------

           SOFTWARE--3.0%
   1,220   Activision, Inc. (b)                                        28,854
     561   Advent Software, Inc. (b)                                   31,041
     297   Cadence Design Systems, Inc. (b)                             5,821
     255   Jack Henry & Associates, Inc.                                7,451
     567   McAfee, Inc. (b)                                            23,445
     872   Mentor Graphics Corp. (b)                                   13,969
   1,134   Parametric Technology Corp. (b)                             21,659
     569   Sybase, Inc. (b)                                            16,273
     486   Synopsys, Inc. (b)                                          13,734
   1,119   Wind River Systems, Inc. (b)                                13,999
                                                                -------------
                                                                      176,246
                                                                -------------

           SPECIALTY RETAIL--4.8%
     250   American Eagle Outfitters, Inc.                              5,945
     832   AnnTaylor Stores Corp. (b)                                  25,784
     560   Barnes & Noble, Inc.                                        21,638
     324   CarMax, Inc. (b)                                             6,762
   3,986   Charming Shoppes, Inc. (b)                                  29,576
   1,819   Coldwater Creek, Inc. (b)                                   16,280
   1,518   Collective Brands, Inc. (b)                                 28,068
     998   Dick's Sporting Goods, Inc. (b)                             33,303
   2,184   Foot Locker, Inc.                                           32,520
     594   GameStop Corp., Class A (b)                                 35,177
     413   PetSmart, Inc.                                              12,369
   1,847   Rent-A-Center, Inc. (b)                                     29,552
     202   Williams-Sonoma, Inc.                                        6,351
                                                                -------------
                                                                      283,325
                                                                -------------

           TEXTILES, APPAREL & LUXURY GOODS--0.9%
     469   Hanesbrands, Inc. (b)                                       14,558
     125   Phillips-Van Heusen Corp.                                    5,975
     857   Warnaco Group (The), Inc. (b)                               34,871
                                                                -------------
                                                                       55,404
                                                                -------------


           THRIFTS & MORTGAGE FINANCE--1.2%
     465   First Niagara Financial Group, Inc.                          6,138
   1,116   IndyMac Bancorp, Inc.                                       14,977


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           THRIFTS & MORTGAGE FINANCE (CONTINUED)
     691   New York Community Bancorp, Inc.                     $      12,860
   1,024   PMI Group (The), Inc.                                       16,415
   1,438   Radian Group, Inc.                                          18,103
                                                                -------------
                                                                       68,493
                                                                -------------

           TOBACCO--0.3%
     404   Universal Corp.                                             19,691
                                                                -------------

           TRADING COMPANIES & DISTRIBUTORS--1.6%
     435   Fastenal Co.                                                19,349
     462   GATX Corp.                                                  18,928
     391   MSC Industrial Direct Co., Inc., Class A                    19,046
   1,041   United Rentals, Inc. (b)                                    35,591
                                                                -------------
                                                                       92,914
                                                                -------------

           WIRELESS TELECOMMUNICATION SERVICES--0.1%
      99   Telephone and Data Systems, Inc.                             6,910
                                                                -------------


           TOTAL INVESTMENTS--100.4%
           (Cost $6,284,951) (c)                                    5,981,150
           NET OTHER ASSETS AND LIABILITIES--(0.4%)                   (23,128)
                                                                -------------
           NET ASSETS--100.0%                                   $   5,958,022
                                                                =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets.

           (b)  Non-income producing security.

           (c) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $258,440 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $562,241.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS--100.1%
           AEROSPACE & DEFENSE--2.9%
     425   AAR Corp. (b)                                        $      13,621
     318   Applied Signal Technology, Inc.                              4,570
     284   Ceradyne, Inc. (b)                                          19,428
     408   Cubic Corp.                                                 18,360
     271   Curtiss-Wright Corp.                                        15,255
     384   EDO Corp.                                                   22,272
     377   Esterline Technologies Corp. (b)                            20,652
     293   Moog, Inc., Class A (b)                                     13,522
     403   Teledyne Technologies, Inc. (b)                             21,081
     210   Triumph Group, Inc.                                         16,720
                                                                -------------
                                                                      165,481
                                                                -------------

           AIR FREIGHT & LOGISTICS--0.1%
     286   Hub Group, Inc., Class A (b)                                 7,256
                                                                -------------

           AIRLINES--0.7%
   3,872   Mesa Air Group, Inc. (b)                                    18,005
     854   SkyWest, Inc.                                               23,305
                                                                -------------
                                                                       41,310
                                                                -------------

           AUTO COMPONENTS--0.8%
     423   Drew Industries, Inc. (b)                                   16,742
   1,829   Standard Motor Products, Inc.                               15,290
     793   Superior Industries International, Inc.                     16,027
                                                                -------------
                                                                       48,059
                                                                -------------

           AUTOMOBILES--0.1%
     613   Monaco Coach Corp.                                           7,111
                                                                -------------

           BEVERAGES--0.4%
     442   Boston Beer (The) Co., Inc., Class A (b)                    23,095
                                                                -------------

           BIOTECHNOLOGY--0.6%
     572   LifeCell Corp. (b)                                          25,202
     296   Martek Biosciences Corp. (b)                                 9,043
                                                                -------------
                                                                       34,245
                                                                -------------

           BUILDING PRODUCTS--1.3%
     166   Apogee Enterprises, Inc.                                     3,906
     929   Gibraltar Industries, Inc.                                  16,740
     854   Griffon Corp. (b)                                           13,177
     381   Lennox International, Inc.                                  13,602
     199   NCI Building Systems, Inc. (b)                               7,797
     135   Simpson Manufacturing Co., Inc.                              4,049
     431   Universal Forest Products, Inc.                             15,434
                                                                -------------
                                                                       74,705
                                                                -------------

           CAPITAL MARKETS--0.9%
     200   Investment Technology Group, Inc. (b)                        8,380
     493   optionsXpress Holdings, Inc.                                14,671


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           CAPITAL MARKETS (CONTINUED)
     241   Piper Jaffray Cos., Inc. (b)                         $      12,387
     729   SWS Group, Inc.                                             13,844
     368   TradeStation Group, Inc. (b)                                 4,490
                                                                -------------
                                                                       53,772
                                                                -------------

           CHEMICALS--2.2%
     436   A. Schulman, Inc.                                           10,294
      92   Arch Chemicals, Inc.                                         4,197
     928   Georgia Gulf Corp.                                          11,229
     290   H.B. Fuller Co.                                              8,535
   2,024   Material Sciences Corp. (b)                                 17,730
      81   OM Group, Inc. (b)                                           4,291
     456   Penford Corp.                                               16,083
   2,877   PolyOne Corp. (b)                                           22,987
     731   Quaker Chemical Corp.                                       15,775
   1,904   Tronox, Inc., Class B                                       15,670
                                                                -------------
                                                                      126,791
                                                                -------------

           COMMERCIAL BANKS--2.5%
     165   Alabama National BanCorporation                             13,004
     154   Boston Private Financial Holdings, Inc.                      4,429
     442   Central Pacific Financial Corp.                              9,913
     122   Chittenden Corp.                                             4,346
     661   Community Bank System, Inc.                                 13,821
     120   East West Bancorp, Inc.                                      4,049
   2,262   First BanCorp                                               19,882
     389   First Commonwealth Financial Corp.                           4,470
     184   Frontier Financial Corp.                                     4,083
     191   Glacier Bancorp, Inc.                                        3,885
     277   Hanmi Financial Corp.                                        3,053
     390   Irwin Financial Corp.                                        3,760
     123   PrivateBancorp, Inc.                                         3,464
     259   Prosperity Bancshares, Inc.                                  8,371
     137   Provident Bankshares Corp.                                   3,380
     122   Signature Bank (b)                                           4,166
     189   South Financial Group (The), Inc.                            3,905
     377   Sterling Bancshares, Inc.                                    4,599
     319   Sterling Financial Corp.                                     7,178
     428   Susquehanna Bancshares, Inc.                                 8,633
     215   Umpqua Holdings Corp.                                        3,640
     163   Whitney Holding Corp.                                        4,183
     101   Wintrust Financial Corp.                                     3,711
                                                                -------------
                                                                      143,925
                                                                -------------

           COMMERCIAL SERVICES & SUPPLIES--5.4%
   1,076   ABM Industries, Inc.                                        25,308
     592   Administaff, Inc.                                           23,609
   1,090   Angelica Corp.                                              18,835
   1,290   Bowne & Co., Inc.                                           22,420
     617   CDI Corp.                                                   17,005
     205   Consolidated Graphics, Inc. (b)                             13,116


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
     535   G&K Services, Inc., Class A                          $      21,689
     848   Healthcare Services Group, Inc.                             18,622
     236   Heidrick & Struggles International, Inc.                    10,200
     714   Interface, Inc., Class A                                    13,659
     464   Labor Ready, Inc. (b)                                        8,157
     460   On Assignment, Inc. (b)                                      3,836
     496   School Specialty, Inc. (b)                                  16,740
   2,602   Spherion Corp. (b)                                          22,689
     407   Tetra Tech, Inc. (b)                                         9,503
     310   United Stationers, Inc. (b)                                 17,952
     358   Viad Corp.                                                  12,688
     975   Volt Information Sciences, Inc. (b)                         15,161
     271   Waste Connections, Inc. (b)                                  9,163
     191   Watson Wyatt Worldwide, Inc., Class A                        9,105
                                                                -------------
                                                                      309,457
                                                                -------------

           COMMUNICATIONS EQUIPMENT--2.5%
   1,392   Arris Group, Inc. (b)                                       16,008
     248   Bel Fuse, Inc., Class B                                      7,891
     402   Black Box Corp.                                             16,072
     327   Blue Coat Systems, Inc. (b)                                 13,273
     748   C-COR, Inc. (b)                                              9,170
     321   Comtech Telecommunications Corp. (b)                        17,415
     604   Digi International, Inc. (b)                                 9,688
   1,215   Harmonic, Inc. (b)                                          14,969
     424   NETGEAR, Inc. (b)                                           14,984
     889   Network Equipment Technologies, Inc. (b)                    13,246
     849   Tollgrade Communications, Inc. (b)                           6,826
     139   ViaSat, Inc. (b)                                             4,240
                                                                -------------
                                                                      143,782
                                                                -------------

           COMPUTERS & PERIPHERALS--2.0%
   5,626   Adaptec, Inc. (b)                                           19,860
     874   Hutchinson Technology, Inc. (b)                             20,740
     848   Intevac, Inc. (b)                                           14,899
     759   Novatel Wireless, Inc. (b)                                  19,734
     624   Stratasys, Inc. (b)                                         16,243
     450   Synaptics, Inc. (b)                                         24,457
                                                                -------------
                                                                      115,933
                                                                -------------

           CONSTRUCTION & ENGINEERING--0.2%
     137   EMCOR Group, Inc. (b)                                        4,717
     152   URS Corp. (b)                                                9,395
                                                                -------------
                                                                       14,112
                                                                -------------

           CONSTRUCTION MATERIALS--0.1%
     110   Texas Industries, Inc.                                       8,037
                                                                -------------

           CONSUMER FINANCE--0.6%
     343   Cash America International, Inc.                            13,377
     734   First Cash Financial Services, Inc. (b)                     14,430


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           CONSUMER FINANCE (CONTINUED)
     130   World Acceptance Corp. (b)                           $       4,194
                                                                -------------
                                                                       32,001
                                                                -------------

           CONTAINERS & PACKAGING--1.0%
     454   AptarGroup, Inc.                                            20,294
   1,016   Chesapeake Corp. (b)                                         7,529
     434   Myers Industries, Inc.                                       9,196
     744   Rock-Tenn Co., Class A                                      21,695
                                                                -------------
                                                                       58,714
                                                                -------------

           DISTRIBUTORS--0.6%
   1,625   Building Materials Holding Corp.                            12,773
     617   LKQ Corp. (b)                                               23,791
                                                                -------------
                                                                       36,564
                                                                -------------

           DIVERSIFIED CONSUMER SERVICES--0.4%
     401   Bright Horizons Family Solutions, Inc. (b)                  15,559
     134   Coinstar, Inc. (b)                                           4,616
      77   Pre-Paid Legal Services, Inc. (b)                            4,589
                                                                -------------
                                                                       24,764
                                                                -------------

           DIVERSIFIED FINANCIAL SERVICES--0.3%
     153   Financial Federal Corp.                                      4,134
     243   Portfolio Recovery Associates, Inc. (b)                     10,962
                                                                -------------
                                                                       15,096
                                                                -------------

           ELECTRIC UTILITIES--1.7%
     288   ALLETE, Inc.                                                12,583
     588   Central Vermont Public Service Corp.                        18,686
     680   Cleco Corp.                                                 17,918
     743   El Paso Electric Co. (b)                                    18,092
     409   UIL Holdings Corp.                                          14,389
     575   Unisource Energy Corp.                                      18,239
                                                                -------------
                                                                       99,907
                                                                -------------

           ELECTRICAL EQUIPMENT--1.5%
     294   A.O. Smith Corp.                                            10,993
      85   Acuity Brands, Inc.                                          4,063
     215   Baldor Electric Co.                                          8,669
      92   Belden, Inc.                                                 5,361
     479   Brady Corp., Class A                                        17,675
     359   Regal-Beloit Corp.                                          17,605
     344   Woodward Governor Co.                                       23,048
                                                                -------------
                                                                       87,414
                                                                -------------

           ELECTRONIC EQUIPMENT & INSTRUMENTS--6.2%
     509   Agilysys, Inc.                                               8,806
     156   Anixter International, Inc. (b)                             11,209


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           ELECTRONIC EQUIPMENT & INSTRUMENTS (CONTINUED)
   1,382   Bell Microproducts, Inc. (b)                         $       8,278
     360   Benchmark Electronics, Inc. (b)                              7,384
     651   Checkpoint Systems, Inc. (b)                                19,693
     134   Coherent, Inc. (b)                                           4,395
   1,000   CTS Corp.                                                   12,350
     632   Daktronics, Inc.                                            18,846
     179   Electro Scientific Industries, Inc. (b)                      3,906
     487   FARO Technologies, Inc. (b)                                 14,006
     388   FLIR Systems, Inc. (b)                                      26,924
     396   Gerber Scientific, Inc. (b)                                  4,376
     833   Insight Enterprises, Inc. (b)                               23,024
     139   Itron, Inc. (b)                                             14,941
     120   Littelfuse, Inc. (b)                                         3,820
     227   LoJack Corp. (b)                                             3,988
   1,428   Methode Electronics, Inc.                                   17,907
     207   MTS Systems Corp.                                            9,209
     847   Newport Corp. (b)                                           11,578
     128   Park Electrochemical Corp.                                   4,009
     471   Plexus Corp. (b)                                            12,152
     313   Rogers Corp. (b)                                            15,346
     459   ScanSource, Inc. (b)                                        16,955
     836   SYNNEX Corp. (b)                                            18,701
     478   Technitrol, Inc.                                            14,058
     548   Trimble Navigation Ltd. (b)                                 22,852
   1,486   TTM Technologies, Inc. (b)                                  19,065
     595   X-Rite, Inc. (b)                                             8,276
                                                                -------------
                                                                      356,054
                                                                -------------

           ENERGY EQUIPMENT & SERVICES--5.0%
     281   Atwood Oceanics, Inc. (b)                                   23,671
     492   Bristow Group, Inc. (b)                                     24,546
     339   CARBO Ceramics, Inc.                                        15,228
     348   Dril-Quip, Inc. (b)                                         18,559
     560   Gulf Island Fabrication, Inc.                               19,555
     405   Helix Energy Solutions Group, Inc. (b)                      18,731
     234   Hornbeck Offshore Services, Inc. (b)                         9,149
     622   ION Goephysical Corp. (b)                                    9,423
     156   Lufkin Industries, Inc.                                      9,276
     615   Matrix Service Co. (b)                                      18,136
     415   NATCO Group, Inc., Class A (b)                              22,124
     284   Oceaneering International, Inc. (b)                         21,945
   1,764   Pioneer Drilling Co. (b)                                    21,486
     226   SEACOR Holdings, Inc. (b)                                   20,713
     756   Superior Well Services, Inc. (b)                            15,422
     203   TETRA Technologies, Inc. (b)                                 3,997
     291   W-H Energy Services, Inc. (b)                               16,750
                                                                -------------
                                                                      288,711
                                                                -------------

           FOOD & STAPLES RETAILING--1.6%
     465   Casey's General Stores, Inc.                                13,253
     706   Great Atlantic & Pacific Tea (The) Co., Inc. (b)            22,852
     173   Longs Drug Stores Corp.                                      9,084
     324   Nash Finch Co.                                              12,134
     428   Performance Food Group Co. (b)                              11,552
     572   Spartan Stores, Inc.                                        12,716


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           FOOD & STAPLES RETAILING (CONTINUED)
     474   United Natural Foods, Inc. (b)                       $      13,718
                                                                -------------
                                                                       95,309
                                                                -------------


           FOOD PRODUCTS--1.7%
     375   Corn Products International, Inc.                           15,953
     197   Flowers Foods, Inc.                                          4,322
     535   Hain Celestial Group (The), Inc. (b)                        18,757
     247   J & J Snack Foods Corp.                                      8,798
     154   Ralcorp Holdings, Inc. (b)                                   8,670
     516   Sanderson Farms, Inc.                                       17,957
     794   TreeHouse Foods, Inc. (b)                                   22,153
                                                                -------------
                                                                       96,610
                                                                -------------

           GAS UTILITIES--2.8%
     759   Atmos Energy Corp.                                          21,290
     226   Energen Corp.                                               14,464
     533   Laclede Group (The), Inc.                                   18,543
     173   New Jersey Resources Corp.                                   8,520
     376   Northwest Natural Gas Co.                                   18,112
     343   Piedmont Natural Gas Co.                                     8,757
     371   South Jersey Industries, Inc.                               13,935
     691   Southern Union Co.                                          21,766
     760   Southwest Gas Corp.                                         22,617
     496   UGI Corp.                                                   13,204
                                                                -------------
                                                                      161,208
                                                                -------------

           HEALTH CARE EQUIPMENT & SUPPLIES--4.5%
     308   ArthroCare Corp. (b)                                        19,971
     307   CONMED Corp. (b)                                             8,731
     127   Datascope Corp.                                              4,589
     350   DJO, Inc. (b)                                               17,483
      87   Haemonetics Corp. (b)                                        4,471
     211   Hologic, Inc. (b)                                           14,333
     196   IDEXX Laboratories, Inc. (b)                                23,868
     601   Immucor, Inc. (b)                                           19,382
     265   Integra LifeSciences Holdings (b)                           12,845
     187   Mentor Corp.                                                 7,961
     709   Meridian Bioscience, Inc.                                   23,460
     993   Merit Medical Systems, Inc. (b)                             12,959
   2,286   Osteotech, Inc. (b)                                         15,911
     409   PolyMedica Corp.                                            21,661
     358   Respironics, Inc. (b)                                       17,921
      88   SurModics, Inc. (b)                                          4,993
     257   Symmetry Medical, Inc. (b)                                   4,408
   4,786   Theragenics Corp. (b)                                       22,637
                                                                -------------
                                                                      257,584
                                                                -------------

           HEALTH CARE PROVIDERS & SERVICES--4.4%
     559   Amedisys, Inc. (b)                                          23,729
     623   AMERIGROUP Corp. (b)                                        21,805


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
     459   AMN Healthcare Services, Inc. (b)                    $       8,726
     186   AmSurg Corp. (b)                                             4,920
     799   Centene Corp. (b)                                           18,641
     492   Cross Country Healthcare, Inc. (b)                           7,729
     671   Gentiva Health Services, Inc. (b)                           12,736
     618   HealthExtras, Inc. (b)                                      18,009
     319   Healthways, Inc. (b)                                        19,363
     392   inVentiv Health, Inc. (b)                                   16,554
     200   LHC Group, Inc. (b)                                          4,596
     164   Matria Healthcare, Inc. (b)                                  4,212
     313   MedCath Corp. (b)                                            8,679
     263   Pediatrix Medical Group, Inc. (b)                           17,227
     449   PSS World Medical, Inc. (b)                                  9,070
   1,222   RehabCare Group, Inc. (b)                                   25,343
     565   Res-Care, Inc. (b)                                          13,876
     407   Sierra Health Services, Inc. (b)                            17,216
                                                                -------------
                                                                      252,431
                                                                -------------

           HEALTH CARE TECHNOLOGY--0.9%
     318   Allscripts Healthcare Solutions, Inc. (b)                    8,809
     753   Omnicell, Inc. (b)                                          19,879
     859   Phase Forward, Inc. (b)                                     20,435
                                                                -------------
                                                                       49,123
                                                                -------------

           HOTELS, RESTAURANTS & LEISURE--3.4%
     245   California Pizza Kitchen, Inc. (b)                           3,964
     265   CKE Restaurants, Inc.                                        4,288
      68   IHOP Corp.                                                   4,306
     266   Jack in the Box, Inc. (b)                                    8,344
     812   Landry's Restaurants, Inc.                                  23,320
     224   Marcus (The) Corp.                                           4,310
     453   Monarch Casino & Resort, Inc. (b)                           13,857
   1,418   O'Charley's, Inc.                                           22,731
     105   Panera Bread Co., Class A (b)                                4,304
     176   Papa John's International, Inc. (b)                          4,101
     462   Peet's Coffee & Tea, Inc. (b)                               12,599
     145   P.F. Chang's China Bistro, Inc. (b)                          4,221
     158   Pinnacle Entertainment, Inc. (b)                             4,614
     501   Red Robin Gourmet Burgers, Inc. (b)                         20,050
     603   Ruth's Chris Steak House, Inc. (b)                           7,622
     551   Sonic Corp. (b)                                             13,654
     859   Steak n Shake (The) Co. (b)                                 13,014
     735   Texas Roadhouse, Inc., Class A (b)                           9,312
     519   WMS Industries, Inc. (b)                                    17,994
                                                                -------------
                                                                      196,605
                                                                -------------

           HOUSEHOLD DURABLES--1.2%
     391   Champion Enterprises, Inc. (b)                               4,637
     131   Ethan Allen Interiors, Inc.                                  4,043
   1,165   La-Z-Boy, Inc.                                               9,192
   1,227   Libbey, Inc.                                                22,074
     162   National Presto Industries, Inc.                             8,900


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           HOUSEHOLD DURABLES (CONTINUED)
     529   Universal Electronics, Inc. (b)                      $      19,097
                                                                -------------
                                                                       67,943
                                                                -------------

           HOUSEHOLD PRODUCTS--0.3%
     957   Central Garden & Pet Co., Class  A (b)                       7,962
     252   WD-40 Co.                                                    9,979
                                                                -------------
                                                                       17,941
                                                                -------------

           INDUSTRIAL CONGLOMERATES--0.6%
     624   Standex International Corp.                                 13,379
   1,246   Tredegar Corp.                                              21,705
                                                                -------------
                                                                       35,084
                                                                -------------

           INSURANCE--3.5%
     213   Delphi Financial Group, Inc., Class A                        8,254
     441   LandAmerica Financial Group, Inc.                           12,255
     208   Philadelphia Consolidated Holding Corp. (b)                  8,486
   1,014   Presidential Life Corp.                                     17,857
     319   ProAssurance Corp. (b)                                      17,590
     379   RLI Corp.                                                   22,047
     478   Safety Insurance Group, Inc.                                17,189
     773   SCPIE Holdings, Inc. (b)                                    20,987
     808   Selective Insurance Group, Inc.                             19,642
     627   Stewart Information Services Corp.                          18,183
     550   United Fire & Casualty Co.                                  17,622
     479   Zenith National Insurance Corp.                             19,246
                                                                -------------
                                                                      199,358
                                                                -------------

           INTERNET & CATALOG RETAIL--0.7%
     228   Blue Nile, Inc. (b)                                         18,021
   1,534   PetMed Express, Inc. (b)                                    22,366
                                                                -------------
                                                                       40,387
                                                                -------------

           INTERNET SOFTWARE & SERVICES--1.1%
     280   Bankrate, Inc. (b)                                          12,866
     394   j2 Global Communications, Inc. (b)                          13,274
     606   Knot (The), Inc. (b)                                        11,750
     786   Perficient, Inc. (b)                                        14,816
     573   United Online, Inc.                                         10,085
                                                                -------------
                                                                       62,791
                                                                -------------

           IT SERVICES--1.9%
     488   Authorize.Net Holdings, Inc. (b)                            11,405
     252   CACI International Inc., Class A (b)                        13,570
   2,752   CIBER, Inc. (b)                                             21,437
     735   CyberSource Corp. (b)                                       12,017
     419   Gevity HR, Inc.                                              4,182
     478   ManTech International Corp., Class A (b)                    19,005
     150   SI International, Inc. (b)                                   4,232
   1,273   StarTek, Inc. (b)                                           13,685


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           IT SERVICES (CONTINUED)
     518   Sykes Enterprises, Inc. (b)                          $       9,143
                                                                -------------
                                                                      108,676
                                                                -------------

           LEISURE EQUIPMENT & PRODUCTS--1.0%
   1,051   Arctic Cat, Inc.                                            15,155
     805   JAKKS Pacific, Inc. (b)                                     21,333
     886   MarineMax, Inc. (b)                                         12,617
     310   RC2 Corp. (b)                                                9,244
                                                                -------------
                                                                       58,349
                                                                -------------

           LIFE SCIENCES TOOLS & SERVICES--1.0%
     216   Dionex Corp. (b)                                            19,008
     414   Kendle International, Inc. (b)                              16,697
     417   PAREXEL International Corp. (b)                             19,182
                                                                -------------
                                                                       54,887
                                                                -------------

           MACHINERY--4.5%
     344   Albany International Corp., Class A                         12,900
     374   Astec Industries, Inc. (b)                                  16,950
     404   Barnes Group, Inc.                                          14,839
     171   Briggs & Stratton Corp.                                      3,849
     264   Cascade Corp.                                               16,627
     126   CLARCOR, Inc.                                                4,594
     106   EnPro Industries, Inc. (b)                                   4,347
     441   Gardner Denver, Inc. (b)                                    15,933
     165   Kaydon Corp.                                                 8,875
     393   Lindsay Corp.                                               19,336
   2,316   Lydall, Inc. (b)                                            24,919
     485   Manitowoc (The) Co., Inc.                                   23,891
     357   Mueller Industries, Inc.                                    12,838
     300   Robbins & Myers, Inc.                                       21,690
     219   Toro (The) Co.                                              12,190
     253   Valmont Industries, Inc.                                    24,217
     761   Wabash National Corp.                                        7,724
     560   Watts Water Technologies, Inc., Class A                     15,921
                                                                -------------
                                                                      261,640
                                                                -------------

           MARINE--0.3%
     389   Kirby Corp. (b)                                             17,770
                                                                -------------

           METALS & MINING--1.4%
     527   A.M. Castle & Co.                                           15,863
     260   AMCOL International, Corp.                                  10,488
     414   Brush Engineered Materials, Inc. (b)                        19,996
      82   Century Aluminum Co. (b)                                     4,772
     457   Quanex Corp.                                                18,824
     163   RTI International Metals, Inc. (b)                          12,743
                                                                -------------
                                                                       82,686
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           MULTILINE RETAIL--0.4%
   1,633   Fred's, Inc.                                         $      17,310
     478   Tuesday Morning Corp.                                        3,642
                                                                -------------
                                                                       20,952
                                                                -------------

           MULTI-UTILITIES--0.5%
     845   Avista Corp.                                                18,632
     270   CH Energy Group, Inc.                                       12,620
                                                                -------------
                                                                       31,252
                                                                -------------

           OIL, GAS & CONSUMABLE FUELS--1.2%
     788   Massey Energy Co.                                           24,965
      98   Penn Virginia Corp.                                          4,743
     120   St. Mary Land & Exploration Co.                              5,083
     322   Stone Energy Corp. (b)                                      14,355
     210   Swift Energy Co. (b)                                         9,960
     211   World Fuel Services Corp.                                    9,345
                                                                -------------
                                                                       68,451
                                                                -------------

           PAPER & FOREST PRODUCTS--1.2%
   1,419   Buckeye Technologies, Inc. (b)                              25,428
     260   Neenah Paper, Inc.                                           8,840
     922   Schweitzer-Mauduit International, Inc.                      25,835
     771   Wausau Paper Corp.                                           7,718
                                                                -------------
                                                                       67,821
                                                                -------------

           PERSONAL PRODUCTS--0.4%
     183   Chattem, Inc. (b)                                           13,597
     295   USANA Health Sciences, Inc. (b)                             12,039
                                                                -------------
                                                                       25,636
                                                                -------------

           PHARMACEUTICALS--0.7%
     402   Alpharma, Inc., Class A (b)                                  8,289
     155   MGI Pharma, Inc. (b)                                         5,050
     661   Sciele Pharma, Inc. (b)                                     16,816
   1,449   ViroPharma, Inc. (b)                                        12,476
                                                                -------------
                                                                       42,631
                                                                -------------

           REAL ESTATE INVESTMENT TRUSTS--0.8%
     376   Colonial Properties Trust                                   11,780
     169   Entertainment Properties Trust                               9,273
     363   LTC Properties, Inc.                                         9,198
     323   Medical Properties Trust, Inc.                               4,241
     353   National Retail Properties, Inc.                             8,949
     195   Senior Housing Properties Trust                              4,372
                                                                -------------
                                                                       47,813
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           ROAD & RAIL--0.9%
     395   Arkansas Best Corp.                                  $      10,843
     668   Kansas City Southern (b)                                    25,844
     250   Knight Transportation, Inc.                                  3,993
     102   Landstar System, Inc.                                        4,293
     359   Old Dominion Freight Line, Inc. (b)                          8,110
                                                                -------------
                                                                       53,083
                                                                -------------

           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.8%
     854   Advanced Energy Industries, Inc. (b)                        13,664
     144   ATMI, Inc. (b)                                               4,628
   2,523   Axcelis Technologies, Inc. (b)                              11,833
   1,509   Brooks Automation, Inc. (b)                                 19,587
     302   Cabot Microelectronics Corp. (b)                            11,983
     229   Cohu, Inc.                                                   3,756
     112   Cymer, Inc. (b)                                              4,760
     669   Diodes, Inc. (b)                                            22,117
     329   Exar Corp. (b)                                               4,001
     137   FEI Co. (b)                                                  3,974
   1,128   Kopin Corp. (b)                                              4,489
     308   Microsemi Corp. (b)                                          8,196
   1,130   MKS Instruments, Inc. (b)                                   22,690
     733   Pericom Semiconductor Corp. (b)                             10,951
   1,883   Photronics, Inc. (b)                                        20,600
     622   Rudolph Technologies, Inc. (b)                               8,105
     475   Skyworks Solutions, Inc. (b)                                 4,380
     224   Standard Microsystems Corp. (b)                              8,736
     323   Supertex, Inc. (b)                                          11,802
     402   Varian Semiconductor Equipment Associates, Inc. (b)         18,500
                                                                -------------
                                                                      218,752
                                                                -------------

           SOFTWARE--3.2%
     391   Ansoft Corp. (b)                                            11,761
     503   ANSYS, Inc. (b)                                             19,522
     681   Blackbaud, Inc.                                             18,353
     812   Captaris, Inc. (b)                                           3,760
     409   Concur Technologies, Inc. (b)                               14,740
     312   Epicor Software Corp. (b)                                    3,644
     188   FactSet Research Systems, Inc.                              13,258
     821   Informatica Corp. (b)                                       14,023
     624   JDA Software Group, Inc. (b)                                15,575
     314   Manhattan Associates, Inc. (b)                               9,470
     264   MICROS Systems, Inc. (b)                                    18,960
     235   Quality Systems, Inc.                                        8,514
   1,325   Secure Computing Corp. (b)                                  13,118
     535   Smith Micro Software, Inc. (b)                               8,244
     104   SPSS, Inc. (b)                                               3,952
     644   Tyler Technologies, Inc. (b)                                10,381
                                                                -------------
                                                                      187,275
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           SPECIALTY RETAIL--5.1%
     771   Aaron Rents, Inc.                                    $      16,330
     443   Brown Shoe Co., Inc.                                         9,037
     545   Cabela's, Inc., Class A (b)                                 10,638
     421   Cato (The) Corp.                                             8,454
     587   Charlotte Russe Holding, Inc. (b)                            8,506
     177   Children's Place Retail Stores (The), Inc. (b)               4,531
     253   Dress Barn (The), Inc. (b)                                   4,147
   3,961   Finish Line (The) Inc., Class A                             14,854
     280   Genesco, Inc. (b)                                           12,936
     384   Group 1 Automotive, Inc.                                    11,923
     244   Gymboree (The) Corp. (b)                                     8,303
   1,960   Haverty Furniture Cos., Inc.                                16,660
     347   Hibbett Sports, Inc. (b)                                     8,186
   1,018   Jo-Ann Stores, Inc. (b)                                     19,617
     257   Jos. A. Bank Clothiers, Inc. (b)                             7,507
   1,008   Lithia Motors, Inc., Class A                                17,116
     340   Men's Wearhouse (The), Inc.                                 14,368
   1,532   Pep Boys-Manny, Moe & Jack (The)                            22,536
     308   Select Comfort Corp. (b)                                     3,520
     898   Sonic Automotive, Inc., Class A                             22,683
     236   Stage Stores, Inc.                                           4,427
   1,694   Stein Mart, Inc.                                            11,130
     187   Tractor Supply Co. (b)                                       7,749
     131   Tween Brands, Inc. (b)                                       4,022
     371   Zale Corp. (b)                                               7,821
     484   Zumiez, Inc. (b)                                            20,260
                                                                -------------
                                                                      297,261
                                                                -------------

           TEXTILES, APPAREL & LUXURY GOODS--2.9%
     320   Crocs, Inc. (b)                                             23,920
     196   Deckers Outdoor Corp. (b)                                   27,398
     575   Fossil, Inc. (b)                                            21,597
     542   Iconix Brand Group, Inc. (b)                                12,385
     404   Movado Group, Inc.                                          12,156
     357   Oxford Industries, Inc.                                      9,250
     902   Quiksilver, Inc. (b)                                        12,177
     389   Skechers U.S.A., Inc., Class A (b)                           9,566
     574   UniFirst Corp.                                              21,600
     303   Volcom, Inc. (b)                                             8,863
     314   Wolverine World Wide, Inc.                                   8,051
                                                                -------------
                                                                      166,963
                                                                -------------

           THRIFTS & MORTGAGE FINANCE--1.7%
     159   Anchor BanCorp Wisconsin, Inc.                               3,911
   1,106   BankUnited Financial Corp., Class A                          9,545
   1,320   Corus Bankshares, Inc.                                      14,546
     372   Downey Financial Corp.                                      15,152
     434   FirstFed Financial Corp. (b)                                18,567
   1,767   Flagstar Bancorp, Inc.                                      14,295
   4,408   Fremont General Corp. (b)                                   12,210
     906   Triad Guaranty, Inc. (b)                                     7,302
                                                                -------------
                                                                       95,528
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           TOBACCO--0.1%
     657   Alliance One International, Inc. (b)                 $       4,290
                                                                -------------

           TRADING COMPANIES & DISTRIBUTORS--0.3%
     139   Applied Industrial Technologies, Inc.                        4,928
     249   Kaman Corp.                                                  9,389
      93   Watsco, Inc.                                                 3,873
                                                                -------------
                                                                       18,190
                                                                -------------

           WATER UTILITIES--0.1%
     110   American States Water Co.                                    5,000
                                                                -------------


           TOTAL INVESTMENTS--100.1%
           (Cost $6,280,257) (c)                                    5,783,576
           NET OTHER ASSETS AND LIABILITIES--(0.1%)                    (7,060)
                                                                -------------
           NET ASSETS--100.0%                                   $   5,776,516
                                                                =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets.

           (b)  Non-income producing security.

           (c) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $206,618 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $703,299.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS--100.8%
           AEROSPACE & DEFENSE--0.6%
     386   Northrop Grumman Corp.                               $      32,277
                                                                -------------

           AIR FREIGHT & LOGISTICS--0.7%
     374   FedEx Corp.                                                 38,649
                                                                -------------

           AIRLINES--0.3%
   1,320   Southwest Airlines Co.                                      18,757
                                                                -------------

           AUTO COMPONENTS--0.2%
     249   Johnson Controls, Inc.                                      10,886
                                                                -------------

           BEVERAGES--1.0%
     809   Constellation Brands, Inc., Class A (b)                     20,322
     605   Molson Coors Brewing Co., Class B                           34,624
                                                                -------------
                                                                       54,946
                                                                -------------

           CAPITAL MARKETS--4.1%
   1,176   American Capital Strategies Ltd.                            51,050
     319   Bear Stearns (The) Cos., Inc.                               36,238
   2,998   E*TRADE Financial Corp. (b)                                 33,398
     358   Legg Mason, Inc.                                            29,693
     488   Lehman Brothers Holdings, Inc.                              30,910
     423   Merrill Lynch & Co., Inc.                                   27,926
     311   Morgan Stanley                                              20,918
                                                                -------------
                                                                      230,133
                                                                -------------

           CHEMICALS--4.3%
     100   Air Products and Chemicals, Inc.                             9,785
     650   Ashland, Inc.                                               38,168
   1,167   Dow Chemical (The) Co.                                      52,562
     395   E.I. du Pont de Nemours and Co.                             19,556
     587   Eastman Chemical Co.                                        39,088
   1,863   Hercules, Inc.                                              35,043
     259   PPG Industries, Inc.                                        19,358
     540   Rohm and Haas Co.                                           28,015
                                                                -------------
                                                                      241,575
                                                                -------------

           COMMERCIAL BANKS--4.8%
     242   BB&T Corp.                                                   8,947
     382   Comerica, Inc.                                              17,832
     734   First Horizon National Corp.                                19,143
   1,775   Huntington Bancshares, Inc.                                 31,790
     932   KeyCorp                                                     26,515
      95   M&T Bank Corp.                                               9,451
     224   Marshall & Ilsley Corp.                                      9,565
   1,561   National City Corp.                                         37,853
     443   PNC Financial Services Group, Inc.                          31,967
     664   Regions Financial Corp.                                     18,008
     129   SunTrust Banks, Inc.                                         9,365
     601   Wachovia Corp.                                              27,484
     275   Wells Fargo & Co.                                            9,353


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL BANKS (CONTINUED)
     285   Zions Bancorporation                                 $      16,846
                                                                -------------
                                                                      274,119
                                                                -------------

           COMMERCIAL SERVICES & SUPPLIES--2.4%
   3,071   Allied Waste Industries, Inc. (b)                           38,817
     343   Avery Dennison Corp.                                        19,860
     514   Equifax, Inc.                                               19,789
     534   R.R. Donnelley & Sons Co.                                   21,515
     656   Robert Half International, Inc.                             19,739
     518   Waste Management, Inc.                                      18,850
                                                                -------------
                                                                      138,570
                                                                -------------

           COMMUNICATIONS EQUIPMENT--0.3%
     397   Corning, Inc.                                                9,635
   1,028   Tellabs, Inc. (b)                                            9,057
                                                                -------------
                                                                       18,692
                                                                -------------

           COMPUTERS & PERIPHERALS--0.2%
     197   Hewlett-Packard Co.                                         10,181
                                                                -------------

           CONSTRUCTION MATERIALS--0.5%
     338   Vulcan Materials Co.                                        28,902
                                                                -------------

           CONSUMER FINANCE--0.5%
   1,449   Discover Financial Services                                 27,966
                                                                -------------

           CONTAINERS & PACKAGING--1.5%
   1,345   Bemis Co., Inc.                                             37,875
   1,532   Sealed Air Corp.                                            38,193
     186   Temple-Inland, Inc.                                          9,983
                                                                -------------
                                                                       86,051
                                                                -------------

           DISTRIBUTORS--0.3%
     392   Genuine Parts Co.                                           19,235
                                                                -------------

           DIVERSIFIED FINANCIAL SERVICES--1.8%
     389   Bank of America Corp.                                       18,781
     974   CIT Group, Inc.                                             34,324
     420   Citigroup, Inc.                                             17,598
     658   JPMorgan Chase & Co.                                        30,926
                                                                -------------
                                                                      101,629
                                                                -------------

           DIVERSIFIED TELECOMMUNICATION SERVICES--2.1%
     463   AT&T, Inc.                                                  19,349
   1,087   CenturyTel, Inc.                                            47,882
     682   Citizens Communications Co.                                  8,975
     176   Embarq Corp.                                                 9,314
     681   Verizon Communications, Inc.                                31,374
                                                                -------------
                                                                      116,894
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           ELECTRIC UTILITIES--5.9%
     654   American Electric Power Co., Inc.                    $      31,529
   2,682   Duke Energy Corp.                                           51,414
     544   Edison International                                        31,634
     181   Entergy Corp.                                               21,696
     618   FirstEnergy Corp.                                           43,075
     322   FPL Group, Inc.                                             22,031
   1,269   Pinnacle West Capital Corp.                                 51,268
     211   PPL Corp.                                                   10,909
     834   Progress Energy, Inc.                                       40,032
     831   Southern Co.                                                30,464
                                                                -------------
                                                                      334,052
                                                                -------------

           ELECTRICAL EQUIPMENT--0.3%
     383   Cooper Industries Ltd., Class A                             20,065
                                                                -------------

           ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
   1,451   Molex, Inc.                                                 41,441
     353   Tektronix, Inc.                                             13,361
                                                                -------------
                                                                       54,802
                                                                -------------

           ENERGY EQUIPMENT & SERVICES--1.8%
     895   ENSCO International, Inc.                                   49,664
   1,373   Rowan Cos., Inc.                                            53,519
                                                                -------------
                                                                      103,183
                                                                -------------

           FOOD & STAPLES RETAILING--1.8%
     687   Kroger (The) Co.                                            20,191
   1,180   Safeway, Inc.                                               40,120
   1,004   SUPERVALU, Inc.                                             38,905
                                                                -------------
                                                                       99,216
                                                                -------------

           FOOD PRODUCTS--1.8%
   1,515   Archer-Daniels-Midland Co.                                  54,207
     375   ConAgra Foods, Inc.                                          8,899
     284   Kraft Foods, Inc., Class A                                   9,488
   1,689   Tyson Foods, Inc., Class A                                  26,686
                                                                -------------
                                                                       99,280
                                                                -------------

           GAS UTILITIES--0.7%
     911   Nicor, Inc.                                                 39,419
                                                                -------------

           HEALTH CARE PROVIDERS & SERVICES--0.9%
     216   AmerisourceBergen Corp.                                     10,176
     167   McKesson Corp.                                              11,039
     382   WellPoint, Inc. (b)                                         30,265
                                                                -------------
                                                                       51,480
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           HOTELS, RESTAURANTS & LEISURE--1.2%
     809   Carnival Corp.                                       $      38,815
     920   Wyndham Worldwide Corp.                                     30,204
                                                                -------------
                                                                       69,019
                                                                -------------

           HOUSEHOLD DURABLES--2.8%
     240   Fortune Brands, Inc.                                        20,105
   2,622   Leggett & Platt, Inc.                                       50,946
     395   Snap-on, Inc.                                               19,714
     537   Stanley Works (The)                                         30,904
     439   Whirlpool Corp.                                             34,760
                                                                -------------
                                                                      156,429
                                                                -------------

           HOUSEHOLD PRODUCTS--0.2%
     139   Kimberly-Clark Corp.                                         9,854
                                                                -------------

           INDUSTRIAL CONGLOMERATES--0.2%
     220   Tyco International Ltd.                                      9,057
                                                                -------------

           INSURANCE--9.5%
     647   ACE Ltd.                                                    39,215
     685   Allstate (The) Corp.                                        35,894
     563   Assurant, Inc.                                              32,902
     937   Chubb (The) Corp.                                           49,989
   1,160   Cincinnati Financial Corp.                                  46,145
     981   Genworth Financial, Inc., Class A                           26,781
     326   Hartford Financial Services Group (The), Inc.               31,632
     148   Lincoln National Corp.                                       9,231
     810   Loews Corp.                                                 39,763
     768   Marsh & McLennan Cos., Inc.                                 19,884
     493   MBIA, Inc.                                                  21,219
     100   Prudential Financial, Inc.                                   9,672
     819   SAFECO Corp.                                                47,420
     314   Torchmark Corp.                                             20,460
     998   Travelers (The) Cos., Inc.                                  52,105
     400   Unum Group                                                   9,336
     634   XL Capital Ltd., Class A                                    45,616
                                                                -------------
                                                                      537,264
                                                                -------------

           IT SERVICES--2.3%
     701   Computer Sciences Corp. (b)                                 40,931
   2,894   Convergys Corp. (b)                                         53,047
   1,793   Electronic Data Systems Corp.                               38,711
                                                                -------------
                                                                      132,689
                                                                -------------

           LEISURE EQUIPMENT & PRODUCTS--1.9%
   2,198   Brunswick Corp.                                             49,037
   1,081   Hasbro, Inc.                                                32,268
   1,285   Mattel, Inc.                                                26,844
                                                                -------------
                                                                      108,149
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           MACHINERY--1.4%
      77   Cummins, Inc.                                        $       9,237
      99   Eaton Corp.                                                  9,165
     179   Ingersoll-Rand Co., Ltd., Class A                            9,013
     343   PACCAR, Inc.                                                19,057
     404   Parker Hannifin Corp.                                       32,470
                                                                -------------
                                                                       78,942
                                                                -------------

           MEDIA--3.3%
     620   CBS Corp., Class B                                          17,794
     810   Comcast Corp., Class A (b)                                  17,051
     466   E.W. Scripps (The) Co., Class A                             20,975
   1,150   Gannett Co., Inc.                                           48,772
     171   Meredith Corp.                                              10,645
   2,736   Time Warner, Inc.                                           49,958
     568   Walt Disney (The) Co.                                       19,670
                                                                -------------
                                                                      184,865
                                                                -------------

           METALS & MINING--2.2%
     999   Alcoa, Inc.                                                 39,550
     287   Freeport-McMoRan Copper & Gold, Inc.                        33,774
     474   United States Steel Corp.                                   51,145
                                                                -------------
                                                                      124,469
                                                                -------------

           MULTILINE RETAIL--3.8%
   2,301   Dillard's, Inc., Class A                                    52,992
   1,135   Family Dollar Stores, Inc.                                  28,772
     476   J. C. Penney Co., Inc.                                      26,770
   1,212   Macy's, Inc.                                                38,820
     418   Nordstrom, Inc.                                             16,486
     395   Sears Holdings Corp. (b)                                    53,243
                                                                -------------
                                                                      217,083
                                                                -------------

           MULTI-UTILITIES--7.2%
     746   Ameren Corp.                                                40,329
   1,221   CenterPoint Energy, Inc.                                    20,464
     581   CMS Energy Corp.                                             9,860
     844   Consolidated Edison, Inc.                                   39,744
     116   Dominion Resources, Inc.                                    10,629
   1,035   DTE Energy Co.                                              51,336
     191   Integrys Energy Group, Inc.                                 10,278
   2,625   NiSource, Inc.                                              53,680
     817   PG&E Corp.                                                  39,976
     111   Public Service Enterprise Group, Inc.                       10,612
     672   Sempra Energy                                               41,335
   2,378   TECO Energy, Inc.                                           40,022
   1,814   Xcel Energy, Inc.                                           40,906
                                                                -------------
                                                                      409,171
                                                                -------------

           OFFICE ELECTRONICS--0.7%
   2,258   Xerox Corp. (b)                                             39,380
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           OIL, GAS & CONSUMABLE FUELS--7.6%
     536   Chevron Corp.                                        $      49,049
     571   ConocoPhillips                                              48,512
     753   Hess Corp.                                                  53,922
     881   Marathon Oil Corp.                                          52,094
     784   Occidental Petroleum Corp.                                  54,135
     710   Sunoco, Inc.                                                52,256
   1,092   Tesoro Corp.                                                66,100
     748   Valero Energy Corp.                                         52,682
                                                                -------------
                                                                      428,750
                                                                -------------

           PAPER & FOREST PRODUCTS--1.9%
   1,401   International Paper Co.                                     51,781
   1,021   MeadWestvaco Corp.                                          34,346
     270   Weyerhaeuser Co.                                            20,496
                                                                -------------
                                                                      106,623
                                                                -------------

           PHARMACEUTICALS--1.3%
   4,286   King Pharmaceuticals, Inc. (b)                              45,432
   1,231   Pfizer, Inc.                                                30,295
                                                                -------------
                                                                       75,727
                                                                -------------

           REAL ESTATE INVESTMENT TRUSTS--0.5%
     188   Boston Properties, Inc.                                     20,367
     148   ProLogis                                                    10,618
                                                                -------------
                                                                       30,985
                                                                -------------

           ROAD & RAIL--3.4%
     371   Burlington Northern Santa Fe Corp.                          32,333
     914   CSX Corp.                                                   40,920
     753   Norfolk Southern Corp.                                      38,892
   1,025   Ryder System, Inc.                                          49,046
     267   Union Pacific Corp.                                         34,187
                                                                -------------
                                                                      195,378
                                                                -------------

           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.3%
     271   Analog Devices, Inc.                                         9,068
     270   Microchip Technology, Inc.                                   8,956
   3,520   Micron Technology, Inc. (b)                                 36,995
   1,843   Novellus Systems, Inc. (b)                                  52,359
     708   Teradyne, Inc. (b)                                           8,737
     535   Texas Instruments, Inc.                                     17,441
                                                                -------------
                                                                      133,556
                                                                -------------

           SOFTWARE--0.4%
   2,441   Compuware Corp. (b)                                         24,410
                                                                -------------

           SPECIALTY RETAIL--3.9%
   2,835   AutoNation, Inc. (b)                                        50,151


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           SPECIALTY RETAIL (CONTINUED)
   1,635   Gap (The), Inc.                                      $      30,902
   1,711   Limited Brands, Inc.                                        37,659
   2,436   Office Depot, Inc. (b)                                      45,699
   1,143   OfficeMax, Inc.                                             36,176
     298   Sherwin-Williams (The) Co.                                  19,048
                                                                -------------
                                                                      219,635
                                                                -------------

           TEXTILES, APPAREL & LUXURY GOODS--0.4%
     242   VF Corp.                                                    21,085
                                                                -------------

           THRIFTS & MORTGAGE FINANCE--0.9%
   1,555   MGIC Investment Corp.                                       30,104
     854   Washington Mutual, Inc.                                     23,810
                                                                -------------
                                                                       53,914
                                                                -------------

           TOBACCO--0.5%
     141   Altria Group, Inc.                                          10,283
     154   Reynolds American, Inc.                                      9,922
     197   UST, Inc.                                                   10,504
                                                                -------------
                                                                       30,709
                                                                -------------

           WIRELESS TELECOMMUNICATION SERVICES--1.2%
     433   ALLTEL Corp.                                                30,808
   2,061   Sprint Nextel Corp.                                         35,243
                                                                -------------
                                                                       66,051
                                                                -------------


           TOTAL INVESTMENTS--100.8%
           (Cost $6,263,418) (c)                                    5,714,153
           NET OTHER ASSETS AND LIABILITIES--(0.8%)                   (48,149)
                                                                -------------
           NET ASSETS--100.0%                                   $   5,666,004
                                                                =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets.

           (b)  Non-income producing security.

           (c) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $77,015 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $626,280.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS--100.0%
           AEROSPACE & DEFENSE--5.7%
     834   Boeing (The) Co.                                     $      82,224
     829   General Dynamics Corp.                                      75,406
     857   L-3 Communications Holdings, Inc.                           93,960
     646   Lockheed Martin Corp.                                       71,086
     592   Precision Castparts Corp.                                   88,688
     719   Rockwell Collins, Inc.                                      53,788
   1,088   United Technologies Corp.                                   83,330
                                                                -------------
                                                                      548,482
                                                                -------------

           AIR FREIGHT & LOGISTICS--0.9%
   1,290   C.H. Robinson Worldwide, Inc.                               64,397
     227   United Parcel Service, Inc., Class B                        17,048
                                                                -------------
                                                                       81,445
                                                                -------------

           BEVERAGES--2.4%
     467   Brown-Forman Corp., Class B                                 34,549
   1,219   Coca-Cola (The) Co.                                         75,285
   1,884   Pepsi Bottling Group (The), Inc.                            81,163
     478   PepsiCo, Inc.                                               35,238
                                                                -------------
                                                                      226,235
                                                                -------------

           BIOTECHNOLOGY--2.5%
   1,320   Biogen Idec, Inc. (b)                                       98,261
   1,228   Celgene Corp. (b)                                           81,048
   1,285   Gilead Sciences, Inc. (b)                                   59,354
                                                                -------------
                                                                      238,663
                                                                -------------

           CAPITAL MARKETS--4.5%
     832   Ameriprise Financial, Inc.                                  52,399
     789   Charles Schwab (The) Corp.                                  18,336
     882   Federated Investors, Inc., Class B                          37,926
     134   Franklin Resources, Inc.                                    17,377
     323   Goldman Sachs Group (The), Inc.                             80,079
   1,857   Janus Capital Group, Inc.                                   64,085
     793   Northern Trust Corp.                                        59,642
     514   State Street Corp.                                          41,002
     943   T. Rowe Price Group, Inc.                                   60,578
                                                                -------------
                                                                      431,424
                                                                -------------

           CHEMICALS--3.7%
   1,113   Ecolab, Inc.                                                52,500
     994   International Flavors & Fragrances, Inc.                    51,897
   1,021   Monsanto Co.                                                99,680
     836   Praxair, Inc.                                               71,461
   1,437   Sigma-Aldrich Corp.                                         74,250
                                                                -------------
                                                                      349,788
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL BANKS--0.6%
   1,354   Commerce Bancorp, Inc.                               $      55,176
                                                                -------------

           COMMUNICATIONS EQUIPMENT--3.1%
   2,299   Ciena Corp. (b)                                            110,030
   2,644   Cisco Systems, Inc. (b)                                     87,411
   1,139   JDS Uniphase Corp. (b)                                      17,381
   1,913   Juniper Networks, Inc. (b)                                  68,868
     403   QUALCOMM, Inc.                                              17,220
                                                                -------------
                                                                      300,910
                                                                -------------

           COMPUTERS & PERIPHERALS--4.5%
     570   Apple, Inc. (b)                                            108,272
   1,269   Dell, Inc. (b)                                              38,831
   4,209   EMC Corp. (b)                                              106,867
     743   International Business Machines Corp.                       86,277
   1,271   SanDisk Corp. (b)                                           56,432
   6,242   Sun Microsystems, Inc. (b)                                  35,642
                                                                -------------
                                                                      432,321
                                                                -------------

           CONSTRUCTION & ENGINEERING--1.0%
     608   Fluor Corp.                                                 96,064
                                                                -------------

           CONSUMER FINANCE--0.4%
     287   American Express Co.                                        17,493
     343   SLM Corp. (b)                                               16,176
                                                                -------------
                                                                       33,669
                                                                -------------

           CONTAINERS & PACKAGING--0.8%
   1,629   Ball Corp.                                                  80,766
                                                                -------------

           DIVERSIFIED CONSUMER SERVICES--0.5%
     582   Apollo Group, Inc., Class A (b)                             46,129
                                                                -------------

           DIVERSIFIED FINANCIAL SERVICES--2.1%
      89   CME Group, Inc.                                             59,296
     461   IntercontinentalExchange, Inc. (b)                          82,150
   1,089   Leucadia National Corp.                                     55,169
                                                                -------------
                                                                      196,615
                                                                -------------

           ELECTRIC UTILITIES--0.8%
     326   Allegheny Energy, Inc. (b)                                  19,775
     697   Exelon Corp.                                                57,698
                                                                -------------
                                                                       77,473
                                                                -------------

           ELECTRICAL EQUIPMENT--1.3%
   1,645   Emerson Electric Co.                                        85,984
     504   Rockwell Automation, Inc.                                   34,716
                                                                -------------
                                                                      120,700
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
     462   Agilent Technologies, Inc. (b)                       $      17,025
   3,066   Jabil Circuit, Inc.                                         66,624
                                                                -------------
                                                                       83,649
                                                                -------------

           ENERGY EQUIPMENT & SERVICES--7.2%
     969   Baker Hughes, Inc.                                          84,032
   2,280   Halliburton Co.                                             89,878
     554   Nabors Industries Ltd. (b)                                  15,556
   1,212   National Oilwell Varco, Inc. (b)                            88,767
   1,428   Noble Corp.                                                 75,613
     834   Schlumberger Ltd.                                           80,539
   1,226   Smith International, Inc.                                   80,977
     774   Transocean, Inc. (b)                                        92,391
   1,303   Weatherford International Ltd. (b)                          84,578
                                                                -------------
                                                                      692,331
                                                                -------------

           FOOD & STAPLES RETAILING--2.9%
   2,209   CVS Caremark Corp.                                          92,271
   1,476   Sysco Corp.                                                 50,612
   1,482   Walgreen Co.                                                58,761
     390   Wal-Mart Stores, Inc.                                       17,632
   1,073   Whole Foods Market, Inc.                                    53,156
                                                                -------------
                                                                      272,432
                                                                -------------

           FOOD PRODUCTS--1.2%
     625   Kellogg Co.                                                 32,994
   1,363   Wm. Wrigley Jr. Co.                                         84,056
                                                                -------------
                                                                      117,050
                                                                -------------

           GAS UTILITIES--0.2%
     324   Questar Corp.                                               18,494
                                                                -------------

           HEALTH CARE EQUIPMENT & SUPPLIES--2.9%
     622   Baxter International, Inc.                                  37,326
     427   Becton, Dickinson & Co.                                     35,637
     397   C.R. Bard, Inc.                                             33,193
     845   Hospira, Inc. (b)                                           34,924
     621   Medtronic, Inc.                                             29,460
   1,192   St. Jude Medical, Inc. (b)                                  48,550
     764   Stryker Corp.                                               54,245
                                                                -------------
                                                                      273,335
                                                                -------------

           HEALTH CARE PROVIDERS & SERVICES--5.6%
     272   Cardinal Health, Inc.                                       18,504
   1,314   CIGNA Corp.                                                 68,972
   1,407   Coventry Health Care, Inc. (b)                              84,856
   1,568   Express Scripts, Inc. (b)                                   98,940
   1,253   Humana, Inc. (b)                                            93,912
     448   Laboratory Corp. of America Holdings (b)                    30,800


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
     816   Manor Care, Inc.                                     $      54,329
     907   Patterson Cos., Inc. (b)                                    35,473
     606   Quest Diagnostics, Inc.                                     32,227
     352   UnitedHealth Group, Inc.                                    17,301
                                                                -------------
                                                                      535,314
                                                                -------------

           HEALTH CARE TECHNOLOGY--0.1%
     556   IMS Health, Inc.                                            14,017
                                                                -------------

           HOTELS, RESTAURANTS & LEISURE--2.4%
     604   Harrah's Entertainment, Inc.                                53,303
     395   International Game Technology                               17,226
     392   Marriott International, Inc.                                16,115
   1,286   McDonald's Corp.                                            76,775
   1,553   Yum! Brands, Inc.                                           62,539
                                                                -------------
                                                                      225,958
                                                                -------------

           HOUSEHOLD DURABLES--0.2%
     204   Black & Decker (The) Corp.                                  18,342
                                                                -------------

           HOUSEHOLD PRODUCTS--0.9%
     491   Colgate-Palmolive Co.                                       37,449
     747   Procter & Gamble (The) Co.                                  51,931
                                                                -------------
                                                                       89,380
                                                                -------------

           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
     850   AES (The) Corp. (b)                                         18,199
     408   Constellation Energy Group                                  38,637
                                                                -------------
                                                                       56,836
                                                                -------------

           INDUSTRIAL CONGLOMERATES--1.1%
     561   3M Co.                                                      48,448
   1,269   General Electric Co.                                        52,232
                                                                -------------
                                                                      100,680
                                                                -------------

           INSURANCE--2.1%
     921   AFLAC, Inc.                                                 57,820
     252   American International Group, Inc.                          15,906
   1,004   MetLife, Inc.                                               69,126
     833   Principal Financial Group, Inc.                             56,369
                                                                -------------
                                                                      199,221
                                                                -------------

           INTERNET & CATALOG RETAIL--0.9%
     940   Amazon.com, Inc. (b)                                        83,801
                                                                -------------

           INTERNET SOFTWARE & SERVICES--2.0%
   1,795   eBay, Inc. (b)                                              64,800
     123   Google, Inc., Class A (b)                                   86,961


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           INTERNET SOFTWARE & SERVICES (CONTINUED)
   1,038   VeriSign, Inc. (b)                                   $      35,385
                                                                -------------
                                                                      187,146
                                                                -------------

           IT SERVICES--0.7%
     427   Cognizant Technology Solutions Corp. (b)                    17,703
     384   Fidelity National Information Services, Inc.                17,710
     415   Paychex, Inc.                                               17,339
     812   Western Union Co.                                           17,897
                                                                -------------
                                                                       70,649
                                                                -------------

           LIFE SCIENCES TOOLS & SERVICES--2.7%
   1,011   Applera Corp. - Applied Biosystems Group                    37,549
     693   Millipore Corp. (b)                                         53,811
   1,517   Thermo Fisher Scientific, Inc. (b)                          89,215
   1,047   Waters Corp. (b)                                            80,598
                                                                -------------
                                                                      261,173
                                                                -------------

           MACHINERY--5.1%
     893   Caterpillar, Inc.                                           66,627
     847   Danaher Corp.                                               72,562
     590   Deere & Co.                                                 91,390
     687   Dover Corp.                                                 31,602
   1,174   Illinois Tool Works, Inc.                                   67,223
   1,031   ITT Corp.                                                   68,995
     438   Pall Corp.                                                  17,551
     983   Terex Corp. (b)                                             72,958
                                                                -------------
                                                                      488,908
                                                                -------------

           MEDIA--1.3%
     935   Clear Channel Communications, Inc.                          35,315
   2,884   DIRECTV Group (The), Inc. (b)                               76,369
     775   News Corp., Class A                                         16,794
                                                                -------------
                                                                      128,478
                                                                -------------

           METALS & MINING--1.3%
     637   Allegheny Technologies, Inc.                                65,082
     381   Newmont Mining Corp.                                        19,378
     589   Nucor Corp.                                                 36,530
                                                                -------------
                                                                      120,990
                                                                -------------

           MULTILINE RETAIL--1.0%
   1,760   Big Lots, Inc. (b)                                          42,205
     826   Target Corp.                                                50,683
                                                                -------------
                                                                       92,888
                                                                -------------

           OIL, GAS & CONSUMABLE FUELS--6.2%
   1,629   Anadarko Petroleum Corp.                                    96,144


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           OIL, GAS & CONSUMABLE FUELS (CONTINUED)
     583   Apache Corp.                                         $      60,521
   1,986   Chesapeake Energy Corp.                                     78,407
     751   CONSOL Energy, Inc.                                         42,432
     421   Devon Energy Corp.                                          39,321
     567   Exxon Mobil Corp.                                           52,158
   1,253   Murphy Oil Corp.                                            92,258
     731   Peabody Energy Corp.                                        40,753
   1,542   Williams (The) Cos., Inc.                                   56,268
     566   XTO Energy, Inc.                                            37,571
                                                                -------------
                                                                      595,833
                                                                -------------

           PERSONAL PRODUCTS--0.4%
     933   Avon Products, Inc.                                         38,234
                                                                -------------

           PHARMACEUTICALS--3.2%
     815   Allergan, Inc.                                              55,078
   1,231   Barr Pharmaceuticals, Inc. (b)                              70,561
     299   Eli Lilly & Co.                                             16,191
     259   Johnson & Johnson                                           16,879
   2,214   Schering-Plough Corp.                                       67,571
   2,702   Watson Pharmaceuticals, Inc. (b)                            82,573
                                                                -------------
                                                                      308,853
                                                                -------------

           REAL ESTATE INVESTMENT TRUSTS--0.2%
     377   Kimco Realty Corp.                                          15,653
                                                                -------------

           REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
     612   CB Richard Ellis Group, Inc., Class A (b)                   14,921
                                                                -------------

           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.4%
   1,454   Altera Corp.                                                28,527
   2,537   Applied Materials, Inc.                                     49,269
     961   Broadcom Corp., Class A (b)                                 31,281
   1,354   Intel Corp.                                                 36,423
     942   KLA-Tencor Corp.                                            49,596
     595   MEMC Electronic Materials, Inc. (b)                         43,566
   2,416   NVIDIA Corp. (b)                                            85,477
                                                                -------------
                                                                      324,139
                                                                -------------

           SOFTWARE--3.6%
     802   Adobe Systems, Inc. (b)                                     38,416
   1,401   Autodesk, Inc. (b)                                          68,509
     545   BMC Software, Inc. (b)                                      18,443
   1,737   Citrix Systems, Inc. (b)                                    74,673
     304   Electronic Arts, Inc. (b)                                   18,580
     562   Intuit, Inc. (b)                                            18,080
     578   Microsoft Corp.                                             21,276
   3,235   Oracle Corp. (b)                                            71,720
     879   Symantec Corp. (b)                                          16,508
                                                                -------------
                                                                      346,205
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           SPECIALTY RETAIL--2.4%
     868   Abercrombie & Fitch Co., Class A                     $      68,746
     761   Best Buy Co., Inc.                                          36,924
   1,338   Tiffany & Co.                                               72,492
   1,807   TJX (The) Cos., Inc.                                        52,277
                                                                -------------
                                                                      230,439
                                                                -------------

           TEXTILES, APPAREL & LUXURY GOODS--0.9%
     741   Coach, Inc. (b)                                             27,091
     895   NIKE, Inc., Class B                                         59,303
                                                                -------------
                                                                       86,394
                                                                -------------

           THRIFTS & MORTGAGE FINANCE--0.9%
     289   Freddie Mac                                                 15,094
   4,553   Hudson City Bancorp, Inc.                                   71,300
                                                                -------------
                                                                       86,394
                                                                -------------

           TRADING COMPANIES & DISTRIBUTORS--0.5%
     576   W.W. Grainger, Inc.                                         51,794
                                                                -------------


           TOTAL INVESTMENTS--100.0%
           (Cost $9,153,194) (c)                                    9,545,791
           NET OTHER ASSETS AND LIABILITIES--(0.0%)                      (842)
                                                                -------------
           NET ASSETS--100.0%                                   $   9,544,949
                                                                =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets.

           (b)  Non-income producing security.

           (c) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $580,065 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $187,468.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS--100.8%
           AEROSPACE & DEFENSE--0.6%
     152   AAR Corp. (b)                                        $       4,872
     111   Applied Signal Technology, Inc.                              1,595
     134   Esterline Technologies Corp. (b)                             7,341
     190   Northrop Grumman Corp.                                      15,887
      74   Triumph Group, Inc.                                          5,892
                                                                -------------
                                                                       35,587
                                                                -------------

           AIR FREIGHT & LOGISTICS--0.3%
     184   FedEx Corp.                                                 19,015
                                                                -------------

           AIRLINES--0.8%
     630   Alaska Air Group, Inc. (b)                                  16,003
     394   JetBlue Airways Corp. (b)                                    3,597
   1,353   Mesa Air Group, Inc. (b)                                     6,291
     304   SkyWest, Inc.                                                8,296
     651   Southwest Airlines Co.                                       9,251
                                                                -------------
                                                                       43,438
                                                                -------------

           AUTO COMPONENTS--0.5%
      40   BorgWarner, Inc.                                             4,228
     122   Johnson Controls, Inc.                                       5,334
     409   Modine Manufacturing Co.                                     9,514
     639   Standard Motor Products, Inc.                                5,342
     277   Superior Industries International, Inc.                      5,598
                                                                -------------
                                                                       30,016
                                                                -------------

           AUTOMOBILES--0.1%
     214   Monaco Coach Corp.                                           2,482
                                                                -------------

           BEVERAGES--0.6%
     398   Constellation Brands, Inc., Class A (b)                      9,998
     297   Molson Coors Brewing Co., Class B                           16,997
     112   PepsiAmericas, Inc.                                          4,001
                                                                -------------
                                                                       30,996
                                                                -------------

           BUILDING PRODUCTS--0.4%
      58   Apogee Enterprises, Inc.                                     1,365
     325   Gibraltar Industries, Inc.                                   5,856
     305   Griffon Corp. (b)                                            4,706
     136   Lennox International, Inc.                                   4,855
     154   Universal Forest Products, Inc.                              5,515
                                                                -------------
                                                                       22,297
                                                                -------------

           CAPITAL MARKETS--2.2%
     578   American Capital Strategies Ltd.                            25,091
     157   Bear Stearns (The) Cos., Inc.                               17,835
   1,475   E*TRADE Financial Corp. (b)                                 16,432
     176   Legg Mason, Inc.                                            14,597
     240   Lehman Brothers Holdings, Inc.                              15,202
     208   Merrill Lynch & Co., Inc.                                   13,732
     153   Morgan Stanley                                              10,291


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           CAPITAL MARKETS (CONTINUED)
      86   Piper Jaffray Cos., Inc. (b)                         $       4,420
     259   SWS Group, Inc.                                              4,918
                                                                -------------
                                                                      122,518
                                                                -------------

           CHEMICALS--4.3%
     152   A. Schulman, Inc.                                            3,589
      49   Air Products & Chemicals, Inc.                               4,795
      32   Arch Chemicals, Inc.                                         1,460
     320   Ashland, Inc.                                               18,790
     409   Cabot Corp.                                                 14,319
     213   Cytec Industries, Inc.                                      14,209
     574   Dow Chemical (The) Co.                                      25,852
     194   E.I. du Pont de Nemours and Co.                              9,605
     289   Eastman Chemical Co.                                        19,245
     331   Georgia Gulf Corp.                                           4,005
     101   H.B. Fuller Co.                                              2,972
     916   Hercules, Inc.                                              17,230
     112   Lubrizol (The) Corp.                                         7,603
     722   Material Sciences Corp. (b)                                  6,325
     650   Olin Corp.                                                  14,807
      28   OM Group, Inc. (b)                                           1,483
     159   Penford Corp.                                                5,608
     803   PolyOne Corp. (b)                                            6,416
     127   PPG Industries, Inc.                                         9,492
     255   Quaker Chemical Corp.                                        5,503
     266   Rohm and Haas Co.                                           13,800
     455   RPM International, Inc.                                      9,751
     252   Sensient Technologies Corp.                                  7,532
     665   Tronox, Inc., Class B                                        5,473
     267   Valspar (The) Corp.                                          6,683
                                                                -------------
                                                                      236,547
                                                                -------------

           COMMERCIAL BANKS--3.4%
     123   Associated Banc-Corp.                                        3,550
     119   BB&T Corp.                                                   4,399
     113   Cathay General Bancorp                                       3,500
     157   Central Pacific Financial Corp.                              3,522
      43   Chittenden Corp.                                             1,532
     168   Colonial BancGroup (The), Inc.                               3,222
     188   Comerica, Inc.                                               8,776
     236   Community Bank System, Inc.                                  4,935
     807   First BanCorp                                                7,094
     136   First Commonwealth Financial Corp.                           1,563
      66   First Community Bancorp                                      3,214
     361   First Horizon National Corp.                                 9,415
      97   Hanmi Financial Corp.                                        1,069
     873   Huntington Bancshares, Inc.                                 15,635
     136   Irwin Financial Corp.                                        1,311
     459   KeyCorp                                                     13,059
      47   M&T Bank Corp.                                               4,676
     110   Marshall & Ilsley Corp.                                      4,697
     768   National City Corp.                                         18,623
     218   PNC Financial Services Group, Inc.                          15,730
      91   Prosperity Bancshares, Inc.                                  2,941


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL BANKS (CONTINUED)
      48   Provident Bankshares Corp.                           $       1,184
     327   Regions Financial Corp.                                      8,868
      66   South Financial Group (The), Inc.                            1,364
     112   Sterling Financial Corp.                                     2,520
      64   SunTrust Banks, Inc.                                         4,646
     149   Susquehanna Bancshares, Inc.                                 3,005
      75   Umpqua Holdings Corp.                                        1,270
     296   Wachovia Corp.                                              13,536
      86   Webster Financial Corp.                                      3,117
     135   Wells Fargo & Co.                                            4,591
      57   Whitney Holding Corp.                                        1,463
      35   Wintrust Financial Corp.                                     1,286
     140   Zions Bancorporation                                         8,275
                                                                -------------
                                                                      187,588
                                                                -------------

           COMMERCIAL SERVICES & SUPPLIES--4.4%
     384   ABM Industries, Inc.                                         9,032
   1,510   Allied Waste Industries, Inc. (b)                           19,085
     389   Angelica Corp.                                               6,722
     169   Avery Dennison Corp.                                         9,785
     460   Bowne & Co., Inc.                                            7,995
     130   Brink's (The) Co.                                            8,145
     216   CDI Corp.                                                    5,953
      73   Consolidated Graphics, Inc. (b)                              4,671
      99   Deluxe Corp.                                                 3,994
     253   Equifax, Inc.                                                9,741
     191   G&K Services, Inc., Class A                                  7,743
      82   Heidrick & Struggles International, Inc.                     3,544
     268   Herman Miller, Inc.                                          7,295
     202   HNI Corp.                                                    8,759
     917   Kelly Services, Inc., Class A                               19,284
     880   Korn/Ferry International (b)                                16,861
     162   Labor Ready, Inc. (b)                                        2,848
     169   Manpower, Inc.                                              12,631
   1,435   Navigant Consulting, Inc. (b)                               18,913
     263   R.R. Donnelley & Sons Co.                                   10,596
     322   Robert Half International, Inc.                              9,689
     174   School Specialty, Inc. (b)                                   5,873
     928   Spherion Corp. (b)                                           8,092
     108   United Stationers, Inc. (b)                                  6,254
     128   Viad Corp.                                                   4,536
     341   Volt Information Sciences, Inc. (b)                          5,303
     255   Waste Management, Inc.                                       9,279
      67   Watson Wyatt Worldwide, Inc., Class A                        3,194
                                                                -------------
                                                                      245,817
                                                                -------------

           COMMUNICATIONS EQUIPMENT--1.0%
     741   ADC Telecommunications, Inc. (b)                            13,856
     158   ADTRAN, Inc.                                                 3,803
     487   Arris Group, Inc. (b)                                        5,601
      87   Bel Fuse, Inc., Class B                                      2,768
     141   Black Box Corp.                                              5,637
     261   C-COR, Inc. (b)                                              3,200
     195   Corning, Inc.                                                4,733


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           COMMUNICATIONS EQUIPMENT (CONTINUED)
     211   Digi International, Inc. (b)                         $       3,384
     119   Dycom Industries, Inc. (b)                                   3,362
     506   Tellabs, Inc. (b)                                            4,458
     297   Tollgrade Communications, Inc. (b)                           2,388
                                                                -------------
                                                                       53,190
                                                                -------------

           COMPUTERS & PERIPHERALS--0.6%
   2,006   Adaptec, Inc. (b)                                            7,081
      97   Hewlett-Packard Co.                                          5,013
     312   Hutchinson Technology, Inc. (b)                              7,404
     444   Imation Corp.                                                9,892
     303   Intevac, Inc. (b)                                            5,324
                                                                -------------
                                                                       34,714
                                                                -------------

           CONSTRUCTION & ENGINEERING--0.2%
      48   EMCOR Group, Inc. (b)                                        1,653
      69   Granite Construction, Inc.                                   2,955
      81   URS Corp. (b)                                                5,006
                                                                -------------
                                                                        9,614
                                                                -------------

           CONSTRUCTION MATERIALS--0.4%
      58   Florida Rock Industries, Inc.                                3,650
      38   Texas Industries, Inc.                                       2,776
     166   Vulcan Materials Co.                                        14,195
                                                                -------------
                                                                       20,621
                                                                -------------

           CONSUMER FINANCE--0.5%
   1,034   AmeriCredit Corp. (b)                                       14,590
     713   Discover Financial Services                                 13,761
                                                                -------------
                                                                       28,351
                                                                -------------

           CONTAINERS & PACKAGING--1.4%
     662   Bemis Co., Inc.                                             18,642
     354   Chesapeake Corp.                                             2,623
     232   Myers Industries, Inc.                                       4,916
     250   Packaging Corp. of America                                   7,960
     265   Rock-Tenn Co., Class A                                       7,727
     753   Sealed Air Corp.                                            18,773
     361   Sonoco Products Co.                                         11,162
      91   Temple-Inland, Inc.                                          4,884
                                                                -------------
                                                                       76,687
                                                                -------------

           DISTRIBUTORS--0.3%
     568   Building Materials Holding Corp.                             4,464
     193   Genuine Parts Co.                                            9,471
                                                                -------------
                                                                       13,935
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           DIVERSIFIED CONSUMER SERVICES--0.3%
     456   Regis Corp.                                          $      15,322
                                                                -------------

           DIVERSIFIED FINANCIAL SERVICES--0.9%
     192   Bank of America Corp.                                        9,270
     479   CIT Group, Inc.                                             16,880
     206   Citigroup, Inc.                                              8,631
      54   Financial Federal Corp.                                      1,459
     324   JPMorgan Chase & Co.                                        15,228
                                                                -------------
                                                                       51,468
                                                                -------------

           DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
     228   AT&T, Inc.                                                   9,528
     535   CenturyTel, Inc.                                            23,567
     736   Cincinnati Bell, Inc. (b)                                    3,989
     336   Citizens Communications Co.                                  4,422
      87   Embarq Corp.                                                 4,604
     335   Verizon Communications, Inc.                                15,433
                                                                -------------
                                                                       61,543
                                                                -------------

           ELECTRIC UTILITIES--5.2%
     103   ALLETE, Inc.                                                 4,500
     322   American Electric Power Co., Inc.                           15,524
     210   Central Vermont Public Service Corp.                         6,674
     238   Cleco Corp.                                                  6,271
   1,320   Duke Energy Corp.                                           25,304
     267   Edison International                                        15,526
     259   El Paso Electric Co. (b)                                     6,307
      89   Entergy Corp.                                               10,668
     304   FirstEnergy Corp.                                           21,189
     158   FPL Group, Inc.                                             10,810
     378   Great Plains Energy, Inc.                                   11,280
     335   Hawaiian Electric Industries, Inc.                           7,772
     444   IDACORP, Inc.                                               15,491
     382   Northeast Utilities                                         11,777
     403   Pepco Holdings, Inc.                                        11,481
     624   Pinnacle West Capital Corp.                                 25,210
     104   PPL Corp.                                                    5,377
     410   Progress Energy, Inc.                                       19,680
     924   Sierra Pacific Resources                                    15,588
     409   Southern Co.                                                14,994
     146   UIL Holdings Corp.                                           5,136
     201   Unisource Energy Corp.                                       6,376
     591   Westar Energy, Inc.                                         15,732
                                                                -------------
                                                                      288,667
                                                                -------------

           ELECTRICAL EQUIPMENT--0.5%
     105   A.O. Smith Corp.                                             3,926
      75   Baldor Electric Co.                                          3,024
      64   Belden, Inc.                                                 3,729
     188   Cooper Industries Ltd., Class A                              9,850
      64   Hubbell, Inc., Class B                                       3,520


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           ELECTRICAL EQUIPMENT (CONTINUED)
     125   Regal-Beloit Corp.                                   $       6,130
                                                                -------------
                                                                       30,179
                                                                -------------

           ELECTRONIC EQUIPMENT & INSTRUMENTS--2.6%
     178   Agilysys, Inc.                                               3,079
      56   Anixter International, Inc. (b)                              4,024
     342   Arrow Electronics, Inc. (b)                                 13,673
     274   Avnet, Inc. (b)                                             11,431
     483   Bell Microproducts, Inc. (b)                                 2,893
     126   Benchmark Electronics, Inc. (b)                              2,584
     228   Checkpoint Systems, Inc. (b)                                 6,897
      47   Coherent, Inc. (b)                                           1,542
     356   CTS Corp.                                                    4,397
      63   Electro Scientific Industries, Inc. (b)                      1,375
     138   Gerber Scientific, Inc. (b)                                  1,525
     556   Ingram Micro, Inc., Class A (b)                             11,809
     233   Insight Enterprises, Inc. (b)                                6,440
     987   KEMET Corp. (b)                                              6,978
     509   Methode Electronics, Inc.                                    6,383
     714   Molex, Inc.                                                 20,393
     302   Newport Corp. (b)                                            4,128
      45   Park Electrochemical Corp.                                   1,409
     168   Plexus Corp. (b)                                             4,334
     292   SYNNEX Corp. (b)                                             6,532
     174   Tektronix, Inc.                                              6,586
   1,395   Vishay Intertechnology, Inc. (b)                            17,563
                                                                -------------
                                                                      145,975
                                                                -------------

           ENERGY EQUIPMENT & SERVICES--2.3%
     175   Bristow Group, Inc. (b)                                      8,731
     440   ENSCO International, Inc.                                   24,415
     553   Helmerich & Payne, Inc.                                     17,486
     217   ION Geophysical Corp. (b)                                    3,288
      55   Lufkin Industries, Inc.                                      3,270
     629   Pioneer Drilling Co. (b)                                     7,661
     398   Pride International, Inc. (b)                               14,686
     675   Rowan Cos., Inc.                                            26,311
      81   SEACOR Holdings, Inc. (b)                                    7,424
     289   Tidewater, Inc.                                             15,800
                                                                -------------
                                                                      129,072
                                                                -------------

           FOOD & STAPLES RETAILING--1.7%
     219   BJ's Wholesale Club, Inc. (b)                                7,858
     166   Casey's General Stores, Inc.                                 4,731
     252   Great Atlantic & Pacific Tea (The) Co. (b)                   8,157
     338   Kroger (The) Co.                                             9,934
      60   Longs Drug Stores Corp.                                      3,151
     115   Nash Finch Co.                                               4,307
     153   Performance Food Group Co. (b)                               4,129
     325   Ruddick Corp.                                               11,050
     582   Safeway, Inc.                                               19,787


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           FOOD & STAPLES RETAILING (CONTINUED)
     204   Spartan Stores, Inc.                                 $       4,535
     494   SUPERVALU, Inc.                                             19,143
                                                                -------------
                                                                       96,782
                                                                -------------

           FOOD PRODUCTS--1.8%
     746   Archer-Daniels-Midland Co.                                  26,693
     184   ConAgra Foods, Inc.                                          4,366
      69   Flowers Foods, Inc.                                          1,514
     305   Hormel Foods Corp.                                          11,126
      86   J & J Snack Foods Corp.                                      3,063
     204   J.M. Smucker (The) Co.                                      10,900
     140   Kraft Foods, Inc., Class A                                   4,677
     190   Lancaster Colony Corp.                                       7,632
      65   Lance, Inc.                                                  1,377
     115   Smithfield Foods, Inc. (b)                                   3,297
     137   Tootsie Roll Industries, Inc.                                3,530
     283   TreeHouse Foods, Inc. (b)                                    7,896
     830   Tyson Foods, Inc., Class A                                  13,114
                                                                -------------
                                                                       99,185
                                                                -------------

           GAS UTILITIES--2.0%
     275   AGL Resources, Inc.                                         10,871
     271   Atmos Energy Corp.                                           7,602
      81   Energen Corp.                                                5,184
     186   Laclede Group (The), Inc.                                    6,471
     155   National Fuel Gas Co.                                        7,516
      60   New Jersey Resources Corp.                                   2,955
     448   Nicor, Inc.                                                 19,385
     131   Northwest Natural Gas Co.                                    6,310
      77   ONEOK, Inc.                                                  3,845
     120   Piedmont Natural Gas Co.                                     3,064
     132   South Jersey Industries, Inc.                                4,958
     246   Southern Union Co.                                           7,749
     271   Southwest Gas Corp.                                          8,065
     231   UGI Corp.                                                    6,149
     322   WGL Holdings, Inc.                                          10,922
                                                                -------------
                                                                      111,046
                                                                -------------

           HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
     107   CONMED Corp. (b)                                             3,043
      44   Datascope Corp.                                              1,590
     132   Hillenbrand Industries, Inc.                                 7,289
     799   Osteotech, Inc. (b)                                          5,561
     266   STERIS Corp.                                                 7,725
      90   Symmetry Medical, Inc. (b)                                   1,544
   1,704   Theragenics Corp. (b)                                        8,059
                                                                -------------
                                                                       34,811
                                                                -------------

           HEALTH CARE PROVIDERS & SERVICES--1.7%
     106   AmerisourceBergen Corp.                                      4,994
      24   Chemed Corp.                                                 1,376


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
     239   Gentiva Health Services, Inc. (b)                    $       4,536
   1,015   Kindred Healthcare, Inc. (b)                                21,558
     605   LifePoint Hospitals, Inc. (b)                               18,464
      57   Matria Healthcare, Inc. (b)                                  1,464
      82   McKesson Corp.                                               5,420
     109   MedCath Corp. (b)                                            3,023
     219   Omnicare, Inc.                                               6,461
     436   RehabCare Group, Inc. (b)                                    9,043
     201   Res-Care, Inc. (b)                                           4,937
     188   WellPoint, Inc. (b)                                         14,894
                                                                -------------
                                                                       96,170
                                                                -------------

           HOTELS, RESTAURANTS & LEISURE--1.5%
     602   Bob Evans Farms, Inc.                                       16,964
      85   California Pizza Kitchen, Inc. (b)                           1,375
     398   Carnival Corp.                                              19,096
      89   CBRL Group, Inc.                                             3,551
      93   CKE Restaurants, Inc.                                        1,505
     290   Landry's Restaurants, Inc.                                   8,329
      78   Marcus (The) Corp.                                           1,501
     506   O'Charley's, Inc.                                            8,111
      55   Pinnacle Entertainment, Inc. (b)                             1,606
     306   Steak n Shake (The) Co. (b)                                  4,636
     452   Wyndham Worldwide Corp.                                     14,839
                                                                -------------
                                                                       81,513
                                                                -------------

           HOUSEHOLD DURABLES--2.6%
     275   American Greetings Corp., Class A                            7,244
     178   Blyth, Inc.                                                  3,398
     137   Champion Enterprises, Inc. (b)                               1,625
      46   Ethan Allen Interiors, Inc.                                  1,420
     118   Fortune Brands, Inc.                                         9,885
   1,075   Furniture Brands International, Inc.                        12,954
     407   La-Z-Boy, Inc.                                               3,211
   1,289   Leggett & Platt, Inc.                                       25,044
     437   Libbey, Inc.                                                 7,862
     224   Mohawk Industries, Inc. (b)                                 19,115
      87   National Presto Industries, Inc.                             4,780
     194   Snap-on, Inc.                                                9,683
     264   Stanley Works (The)                                         15,193
     115   Tupperware Brands Corp.                                      4,152
     216   Whirlpool Corp.                                             17,103
                                                                -------------
                                                                      142,669
                                                                -------------

           HOUSEHOLD PRODUCTS--0.1%
     335   Central Garden & Pet Co., Class  A (b)                       2,787
      69   Kimberly-Clark Corp.                                         4,892
                                                                -------------
                                                                        7,679
                                                                -------------

           INDUSTRIAL CONGLOMERATES--0.3%
     222   Standex International Corp.                                  4,760


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           INDUSTRIAL CONGLOMERATES (CONTINUED)
     444   Tredegar Corp.                                       $       7,735
     108   Tyco International Ltd.                                      4,446
                                                                -------------
                                                                       16,941
                                                                -------------

           INSURANCE--8.3%
     318   ACE Ltd.                                                    19,274
     337   Allstate (The) Corp.                                        17,659
     510   American Financial Group, Inc.                              15,249
     277   Assurant, Inc.                                              16,188
     461   Chubb (The) Corp.                                           24,593
     570   Cincinnati Financial Corp.                                  22,674
     617   Commerce Group (The), Inc.                                  22,514
      74   Delphi Financial Group, Inc., Class A                        2,868
   1,040   Fidelity National Financial, Inc., Class A                  16,006
     397   First American Corp.                                        11,950
     482   Genworth Financial, Inc., Class A                           13,159
     247   Hanover Insurance Group, Inc.                               11,379
     160   Hartford Financial Services Group (The), Inc.               15,525
     553   Horace Mann Educators Corp.                                 11,442
     154   LandAmerica Financial Group, Inc.                            4,280
      73   Lincoln National Corp.                                       4,553
     398   Loews Corp.                                                 19,538
     378   Marsh & McLennan Cos., Inc.                                  9,786
     242   MBIA, Inc.                                                  10,416
     270   Mercury General Corp.                                       13,854
     776   Old Republic International Corp.                            11,896
     354   Presidential Life Corp.                                      6,234
     112   ProAssurance Corp. (b)                                       6,176
     171   Protective Life Corp.                                        7,331
      49   Prudential Financial, Inc.                                   4,739
     135   RLI Corp.                                                    7,853
     404   SAFECO Corp.                                                23,391
     167   Safety Insurance Group, Inc.                                 6,005
     270   SCPIE Holdings, Inc. (b)                                     7,331
     282   Selective Insurance Group                                    6,855
     224   Stewart Information Services Corp.                           6,496
     155   Torchmark Corp.                                             10,100
     491   Travelers (The) Cos., Inc.                                  25,634
     196   United Fire & Casualty Co.                                   6,280
     146   Unitrin, Inc.                                                6,761
     197   Unum Group                                                   4,598
     312   XL Capital Ltd., Class A                                    22,448
     171   Zenith National Insurance Corp.                              6,871
                                                                -------------
                                                                      459,906
                                                                -------------

           INTERNET & CATALOG RETAIL--0.4%
     877   Netflix, Inc. (b)                                           23,214
                                                                -------------

           INTERNET SOFTWARE & SERVICES--0.1%
     200   United Online, Inc.                                          3,520
                                                                -------------



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           IT SERVICES--2.1%
     367   Acxiom Corp.                                         $       4,822
     170   Authorize.Net Holdings, Inc. (b)                             3,973
     192   Broadridge Financial Solutions, Inc.                         3,840
     981   CIBER, Inc. (b)                                              7,642
     345   Computer Sciences Corp. (b)                                 20,145
   1,423   Convergys Corp. (b)                                         26,084
     882   Electronic Data Systems Corp.                               19,042
     147   Gevity HR, Inc.                                              1,467
      34   MAXIMUS, Inc.                                                1,629
   1,630   MPS Group, Inc. (b)                                         19,902
      53   SI International, Inc. (b)                                   1,495
     454   Startek, Inc. (b)                                            4,881
                                                                -------------
                                                                      114,922
                                                                -------------

           LEISURE EQUIPMENT & PRODUCTS--1.5%
     367   Arctic Cat, Inc.                                             5,292
   1,081   Brunswick Corp.                                             24,117
     454   Callaway Golf Co.                                            7,863
     532   Hasbro, Inc.                                                15,880
     287   JAKKS Pacific, Inc. (b)                                      7,606
     316   MarineMax, Inc. (b)                                          4,500
     632   Mattel, Inc.                                                13,202
      34   Polaris Industries, Inc.                                     1,672
     108   RC2 Corp. (b)                                                3,221
                                                                -------------
                                                                       83,353
                                                                -------------

           MACHINERY--2.3%
     123   Albany International Corp., Class A                          4,613
     144   Barnes Group, Inc.                                           5,289
      60   Briggs & Stratton Corp.                                      1,351
      92   Cascade Corp.                                                5,794
      38   Cummins, Inc.                                                4,558
      49   Eaton Corp.                                                  4,536
     473   Federal Signal Corp.                                         6,333
     154   Gardner Denver, Inc. (b)                                     5,564
      61   Harsco Corp.                                                 3,698
      88   Ingersoll-Rand Co., Ltd., Class A                            4,431
     130   Kennametal, Inc.                                            11,857
     826   Lydall, Inc. (b)                                             8,888
     127   Mueller Industries, Inc.                                     4,567
     169   PACCAR, Inc.                                                 9,390
     199   Parker Hannifin Corp.                                       15,995
     219   Pentair, Inc.                                                7,750
      98   Timken (The) Co.                                             3,259
     387   Trinity Industries, Inc.                                    13,986
     266   Wabash National Corp.                                        2,700
     196   Watts Water Technologies, Inc., Class A                      5,572
                                                                -------------
                                                                      130,131
                                                                -------------

           MARINE--0.1%
     145   Alexander & Baldwin, Inc.                                    7,595
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           MEDIA--3.1%
     837   Belo Corp., Class A                                  $      15,485
     305   CBS Corp., Class B                                           8,754
     398   Comcast Corp., Class A (b)                                   8,378
     229   E.W. Scripps (The) Co., Class A                             10,307
     565   Gannett Co., Inc.                                           23,962
     653   Getty Images, Inc. (b)                                      18,447
   1,167   Lee Enterprises, Inc.                                       18,730
     527   Media General, Inc., Class A                                14,745
      84   Meredith Corp.                                               5,229
     208   Scholastic Corp. (b)                                         8,233
   1,346   Time Warner, Inc.                                           24,578
     280   Walt Disney (The) Co.                                        9,696
       5   Washington Post (The) Co., Class B                           4,245
                                                                -------------
                                                                      170,789
                                                                -------------

           METALS & MINING--1.6%
     491   Alcoa, Inc.                                                 19,439
     184   A.M. Castle & Co.                                            5,538
      91   AMCOL International, Corp.                                   3,671
      28   Century Aluminum Co. (b)                                     1,629
     141   Freeport-McMoRan Copper & Gold, Inc.                        16,593
     163   Quanex Corp.                                                 6,714
     233   United States Steel Corp.                                   25,141
     463   Worthington Industries, Inc.                                11,575
                                                                -------------
                                                                       90,300
                                                                -------------

           MULTILINE RETAIL--2.1%
   1,132   Dillard's, Inc., Class A                                    26,070
     558   Family Dollar Stores, Inc.                                  14,145
     571   Fred's, Inc.                                                 6,053
     234   J. C. Penney Co., Inc.                                      13,160
     596   Macy's, Inc.                                                19,090
     205   Nordstrom, Inc.                                              8,085
     194   Sears Holdings Corp. (b)                                    26,149
     167   Tuesday Morning Corp.                                        1,273
                                                                -------------
                                                                      114,025
                                                                -------------

           MULTI-UTILITIES--6.7%
     473   Alliant Energy Corp.                                        18,920
     367   Ameren Corp.                                                19,840
     295   Avista Corp.                                                 6,505
     354   Black Hills Corp.                                           15,725
     601   CenterPoint Energy, Inc.                                    10,073
      96   CH Energy Group, Inc.                                        4,487
     286   CMS Energy Corp.                                             4,853
     415   Consolidated Edison, Inc.                                   19,542
      57   Dominion Resources, Inc.                                     5,223
     509   DTE Energy Co.                                              25,246
     403   Energy East Corp.                                           11,236
      94   Integrys Energy Group, Inc.                                  5,058


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           MULTI-UTILITIES (CONTINUED)
     522   MDU Resources Group, Inc.                            $      14,700
   1,291   NiSource, Inc.                                              26,400
     313   NSTAR                                                       11,005
     439   OGE Energy Corp.                                            16,814
     402   PG&E Corp.                                                  19,670
     624   PNM Resources, Inc.                                         15,606
      55   Public Service Enterprise Group, Inc.                        5,258
     593   Puget Energy, Inc.                                          16,752
     375   SCANA Corp.                                                 15,221
     331   Sempra Energy                                               20,360
   1,170   TECO Energy, Inc.                                           19,691
     532   Vectren Corp.                                               14,917
     242   Wisconsin Energy Corp.                                      11,587
     893   Xcel Energy, Inc.                                           20,137
                                                                -------------
                                                                      374,826
                                                                -------------

           OFFICE ELECTRONICS--0.4%
   1,111   Xerox Corp. (b)                                             19,376
                                                                -------------

           OIL, GAS & CONSUMABLE FUELS--5.7%
     108   Arch Coal, Inc.                                              4,428
     264   Chevron Corp.                                               24,159
     488   Cimarex Energy Co.                                          19,769
     281   ConocoPhillips                                              23,874
     338   Forest Oil Corp. (b)                                        16,423
     371   Hess Corp.                                                  26,567
     433   Marathon Oil Corp.                                          25,603
     275   Massey Energy Co.                                            8,712
     208   Noble Energy, Inc.                                          15,920
     386   Occidental Petroleum Corp.                                  26,653
     237   Overseas Shipholding Group, Inc.                            17,633
     411   Plains Exploration & Production Co. (b)                     20,940
     349   Sunoco, Inc.                                                25,686
     537   Tesoro Corp.                                                32,505
     368   Valero Energy Corp.                                         25,918
                                                                -------------
                                                                      314,790
                                                                -------------

           PAPER & FOREST PRODUCTS--1.6%
     380   AbitibiBowater, Inc.                                        13,019
     506   Buckeye Technologies, Inc. (b)                               9,068
     689   International Paper Co.                                     25,464
     502   MeadWestvaco Corp.                                          16,887
      91   Neenah Paper, Inc.                                           3,094
     329   Schweitzer-Mauduit International, Inc.                       9,219
     269   Wausau Paper Corp.                                           2,693
     133   Weyerhaeuser Co.                                            10,096
                                                                -------------
                                                                       89,540
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           PERSONAL PRODUCTS--0.0%
     185   Mannatech, Inc.                                      $       1,471
                                                                -------------

           PHARMACEUTICALS--0.8%
     141   Alpharma, Inc., Class A (b)                                  2,907
   2,108   King Pharmaceuticals, Inc. (b)                              22,345
     606   Pfizer, Inc.                                                14,914
     516   ViroPharma, Inc. (b)                                         4,443
                                                                -------------
                                                                       44,609
                                                                -------------

           REAL ESTATE INVESTMENT TRUSTS--1.0%
      93   Boston Properties, Inc.                                     10,076
     134   Colonial Properties Trust                                    4,198
     248   Cousins Properties, Inc.                                     7,140
      59   Entertainment Properties Trust                               3,237
      89   Hospitality Properties Trust                                 3,524
     127   LTC Properties, Inc.                                         3,218
     113   Medical Properties Trust, Inc.                               1,484
     123   National Retail Properties, Inc.                             3,118
     242   Potlatch Corp.                                              11,534
      73   ProLogis                                                     5,237
      76   Rayonier, Inc.                                               3,670
      68   Senior Housing Properties Trust                              1,525
                                                                -------------
                                                                       57,961
                                                                -------------

           ROAD & RAIL--3.3%
     141   Arkansas Best Corp.                                          3,870
     635   Avis Budget Group, Inc. (b)                                 13,252
     183   Burlington Northern Santa Fe Corp.                          15,948
     395   Con-way, Inc.                                               16,831
     451   CSX Corp.                                                   20,191
     276   J.B. Hunt Transport Services, Inc.                           7,651
     238   Kansas City Southern (b)                                     9,208
     370   Norfolk Southern Corp.                                      19,111
     125   Old Dominion Freight Line, Inc. (b)                          2,824
     504   Ryder System, Inc.                                          24,117
     131   Union Pacific Corp.                                         16,773
   1,060   Werner Enterprises, Inc.                                    20,161
     665   YRC Worldwide, Inc. (b)                                     16,346
                                                                -------------
                                                                      186,283
                                                                -------------

           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.8%
     304   Advanced Energy Industries, Inc. (b)                         4,864
     133   Analog Devices, Inc.                                         4,450
     898   Axcelis Technologies, Inc. (b)                               4,212
     538   Brooks Automation, Inc. (b)                                  6,983
      80   Cohu, Inc.                                                   1,312
     115   Exar Corp. (b)                                               1,398
     220   International Rectifier Corp. (b)                            7,344
     109   Intersil Corp., Class A                                      3,307
     394   Kopin Corp. (b)                                              1,568
   1,009   Micrel, Inc.                                                 9,131
     133   Microchip Technology, Inc.                                   4,412


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
   1,732   Micron Technology, Inc. (b)                          $      18,203
     403   MKS Instruments, Inc. (b)                                    8,092
     906   Novellus Systems, Inc. (b)                                  25,739
     256   Pericom Semiconductor Corp. (b)                              3,825
     672   Photronics, Inc. (b)                                         7,352
   2,700   RF Micro Devices, Inc. (b)                                  16,794
     332   Rudolph Technologies, Inc. (b)                               4,326
     166   Skyworks Solutions, Inc. (b)                                 1,531
     348   Teradyne, Inc. (b)                                           4,294
     263   Texas Instruments, Inc.                                      8,574
   1,480   TriQuint Semiconductor, Inc. (b)                             9,280
                                                                -------------
                                                                      156,991
                                                                -------------

           SOFTWARE--0.6%
     284   Captaris, Inc. (b)                                           1,315
   1,201   Compuware Corp. (b)                                         12,010
     626   Parametric Technology Corp. (b)                             11,957
     314   Sybase, Inc. (b)                                             8,980
                                                                -------------
                                                                       34,262
                                                                -------------

           SPECIALTY RETAIL--5.1%
     269   Aaron Rents, Inc.                                            5,697
     459   AnnTaylor Stores Corp. (b)                                  14,224
   1,394   AutoNation, Inc. (b)                                        24,661
     309   Barnes & Noble, Inc.                                        11,940
     155   Brown Shoe Co., Inc.                                         3,162
     179   CarMax, Inc. (b)                                             3,736
     147   Cato (The) Corp., Class A                                    2,952
     205   Charlotte Russe Holding, Inc. (b)                            2,970
   2,163   Charming Shoppes, Inc. (b)                                  16,049
   1,004   Coldwater Creek, Inc. (b)                                    8,986
     824   Collective Brands, Inc. (b)                                 15,236
   1,384   Finish Line (The) Inc., Class  A (b)                         5,190
   1,185   Foot Locker, Inc.                                           17,645
     804   Gap (The), Inc.                                             15,196
     100   Genesco, Inc. (b)                                            4,620
     137   Group 1 Automotive, Inc.                                     4,254
     685   Haverty Furniture Cos., Inc.                                 5,823
     363   Jo-Ann Stores, Inc. (b)                                      6,995
     841   Limited Brands, Inc.                                        18,510
     352   Lithia Motors, Inc., Class A                                 5,977
   1,198   Office Depot, Inc. (b)                                      22,474
     562   OfficeMax, Inc.                                             17,787
     546   Pep Boys-Manny, Moe & Jack (The)                             8,032
   1,002   Rent-A-Center, Inc. (b)                                     16,032
     147   Sherwin-Williams (The) Co.                                   9,396
     320   Sonic Automotive, Inc., Class A                              8,083
     604   Stein Mart, Inc.                                             3,968
     130   Zale Corp. (b)                                               2,740
                                                                -------------
                                                                      282,335
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           TEXTILES, APPAREL & LUXURY GOODS--0.6%
     144   Movado Group, Inc.                                   $       4,333
     127   Oxford Industries, Inc.                                      3,291
     138   Phillips-Van Heusen Corp.                                    6,596
     136   Skechers U.S.A., Inc., Class A (b)                           3,344
     205   UniFirst Corp.                                               7,714
     119   VF Corp.                                                    10,369
                                                                -------------
                                                                       35,647
                                                                -------------

           THRIFTS & MORTGAGE FINANCE--1.6%
      56   Anchor BanCorp Wisconsin, Inc.                               1,378
     387   BankUnited Financial Corp., Class A                          3,340
     461   Corus Bankshares, Inc.                                       5,080
     133   Downey Financial Corp.                                       5,417
     257   First Niagara Financial Group, Inc.                          3,392
     155   FirstFed Financial Corp. (b)                                 6,631
     618   Flagstar Bancorp, Inc.                                       5,000
   1,541   Fremont General Corp. (b)                                    4,269
     615   IndyMac Bancorp, Inc.                                        8,253
     765   MGIC Investment Corp.                                       14,809
     556   PMI Group (The), Inc.                                        8,913
     781   Radian Group, Inc.                                           9,833
     317   Triad Guaranty, Inc. (b)                                     2,555
     420   Washington Mutual, Inc.                                     11,710
                                                                -------------
                                                                       90,580
                                                                -------------

           TOBACCO--0.5%
     230   Alliance One International, Inc. (b)                         1,502
      69   Altria Group, Inc.                                           5,032
      76   Reynolds American, Inc.                                      4,897
     223   Universal Corp.                                             10,869
      97   UST, Inc.                                                    5,172
                                                                -------------
                                                                       27,472
                                                                -------------

           TRADING COMPANIES & DISTRIBUTORS--0.6%
      49   Applied Industrial Technologies, Inc.                        1,737
     255   GATX Corp.                                                  10,447
      87   Kaman Corp.                                                  3,281
     565   United Rentals, Inc. (b)                                    19,318
                                                                -------------
                                                                       34,783
                                                                -------------

           WATER UTILITIES--0.0%
      39   American States Water Co.                                    1,773
                                                                -------------

           WIRELESS TELECOMMUNICATION SERVICES--0.7%
     213   ALLTEL Corp.                                                15,155
   1,014   Sprint Nextel Corp.                                         17,340
     109   Telephone and Data Systems, Inc.                             7,608
                                                                -------------
                                                                       40,103
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
           DESCRIPTION                                          VALUE
           -------------------------------------------          -------------


           TOTAL INVESTMENTS--100.8%
           (Cost $6,069,177)  (c)                               $   5,612,992
           NET OTHER ASSETS AND LIABILITIES--0.8%                     (43,034)
                                                                -------------
           NET ASSETS--100.0%                                   $   5,569,958
                                                                =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets.

           (b)  Non-income producing security.

           (c) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $97,861 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $554,046.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS--100.0%
           AEROSPACE & DEFENSE--4.3%
     199   Alliant Techsystems, Inc. (b)                        $      21,968
     278   Boeing (The) Co.                                            27,408
     139   Ceradyne, Inc. (b)                                           9,509
     199   Cubic Corp.                                                  8,955
     129   Curtiss-Wright Corp.                                         7,261
     315   DRS Technologies, Inc.                                      18,094
     188   EDO Corp.                                                   10,904
     276   General Dynamics Corp.                                      25,105
     286   L-3 Communications Holdings, Inc.                           31,356
     215   Lockheed Martin Corp.                                       23,659
     140   Moog, Inc., Class A (b)                                      6,461
     197   Precision Castparts Corp.                                   29,513
     240   Rockwell Collins, Inc.                                      17,954
     197   Teledyne Technologies, Inc. (b)                             10,305
     363   United Technologies Corp.                                   27,802
                                                                -------------
                                                                      276,254
                                                                -------------

           AIR FREIGHT & LOGISTICS--0.7%
     430   C.H. Robinson Worldwide, Inc.                               21,465
     276   Expeditors International of Washington, Inc.                13,979
     140   Hub Group, Inc., Class A (b)                                 3,552
      76   United Parcel Service, Inc., Class B                         5,708
                                                                -------------
                                                                       44,704
                                                                -------------

           AIRLINES--0.1%
     883   AirTran Holdings, Inc. (b)                                   9,192
                                                                -------------

           AUTO COMPONENTS--0.4%
     207   Drew Industries, Inc. (b)                                    8,193
     811   Gentex Corp.                                                16,853
                                                                -------------
                                                                       25,046
                                                                -------------

           AUTOMOBILES--0.1%
      97   Thor Industries, Inc.                                        4,656
                                                                -------------

           BEVERAGES--1.8%
     216   Boston Beer (The) Co., Inc., Class A (b)                    11,286
     156   Brown-Forman Corp., Class B                                 11,541
     406   Coca-Cola (The) Co.                                         25,075
     383   Hansen Natural Corp. (b)                                    26,044
     628   Pepsi Bottling Group (The), Inc.                            27,054
     159   PepsiCo, Inc.                                               11,721
                                                                -------------
                                                                      112,721
                                                                -------------

           BIOTECHNOLOGY--1.9%
     440   Biogen Idec, Inc. (b)                                       32,753
     409   Celgene Corp. (b)                                           26,994
      59   Cephalon, Inc. (b)                                           4,351


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           BIOTECHNOLOGY (CONTINUED)
     428   Gilead Sciences, Inc. (b)                            $      19,769
     280   LifeCell Corp. (b)                                          12,337
     145   Martek Biosciences Corp. (b)                                 4,430
     201   PDL BioPharma, Inc. (b)                                      4,261
     453   Vertex Pharmaceuticals, Inc. (b)                            14,650
                                                                -------------
                                                                      119,545
                                                                -------------

           BUILDING PRODUCTS--0.1%
      97   NCI Building Systems, Inc. (b)                               3,801
      64   Simpson Manufacturing Co., Inc.                              1,919
                                                                -------------
                                                                        5,720
                                                                -------------

           CAPITAL MARKETS--3.4%
     277   Ameriprise Financial, Inc.                                  17,445
     263   Charles Schwab (The) Corp.                                   6,112
     218   Eaton Vance Corp.                                           10,907
     294   Federated Investors, Inc., Class B                          12,642
      45   Franklin Resources, Inc.                                     5,836
     108   Goldman Sachs Group (The), Inc.                             26,775
      98   Investment Technology Group, Inc. (b)                        4,106
     619   Janus Capital Group, Inc.                                   21,362
     312   Jefferies Group, Inc.                                        8,340
     264   Northern Trust Corp.                                        19,855
     140   Nuveen Investments, Inc., Class A                            9,072
     235   optionsXpress Holdings, Inc.                                 6,994
     529   Raymond James Financial, Inc.                               19,705
     171   State Street Corp.                                          13,641
     314   T. Rowe Price Group, Inc.                                   20,171
     176   TradeStation Group, Inc. (b)                                 2,147
     322   Waddell & Reed Financial, Inc., Class A                     10,697
                                                                -------------
                                                                      215,807
                                                                -------------

           CHEMICALS--2.6%
     421   Airgas, Inc.                                                21,248
     295   Albemarle Corp.                                             14,089
     371   Ecolab, Inc.                                                17,500
     331   International Flavors & Fragrances, Inc.                    17,282
     130   Minerals Technologies, Inc.                                  9,129
     340   Monsanto Co.                                                33,193
     279   Praxair, Inc.                                               23,849
     102   Scotts Miracle-Gro (The) Co., Class A                        4,681
     479   Sigma-Aldrich Corp.                                         24,750
                                                                -------------
                                                                      165,721
                                                                -------------

           COMMERCIAL BANKS--0.6%
      54   Alabama National BanCorp.                                    4,256
      74   Boston Private Financial Holdings, Inc.                      2,128
     451   Commerce Bancorp, Inc.                                      18,378
      88   Frontier Financial Corp.                                     1,953
      91   Glacier Bancorp, Inc.                                        1,851
      59   PrivateBancorp, Inc.                                         1,661


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL BANKS (CONTINUED)
      58   Signature Bank (b)                                   $       1,981
      92   SVB Financial Group (b)                                      4,765
                                                                -------------
                                                                       36,973
                                                                -------------

           COMMERCIAL SERVICES & SUPPLIES--1.7%
     289   Administaff, Inc.                                           11,525
     253   Copart, Inc. (b)                                             9,710
      59   Corporate Executive Board (The) Co.                          4,204
      44   Dun & Bradstreet (The) Corp.                                 4,261
     415   Healthcare Services Group, Inc.                              9,113
     341   Interface, Inc., Class A                                     6,523
     185   Mine Safety Appliances Co.                                   8,471
     219   On Assignment, Inc. (b)                                      1,826
     266   Republic Services, Inc.                                      9,095
     489   Rollins, Inc.                                               14,851
     380   Stericycle, Inc. (b)                                        22,166
     199   Tetra Tech, Inc. (b)                                         4,647
     132   Waste Connections, Inc. (b)                                  4,463
                                                                -------------
                                                                      110,855
                                                                -------------

           COMMUNICATIONS EQUIPMENT--3.2%
     299   Avocent Corp. (b)                                            8,082
     156   Blue Coat Systems, Inc. (b)                                  6,332
     766   Ciena Corp. (b)                                             36,660
     881   Cisco Systems, Inc. (b)                                     29,125
     346   CommScope, Inc. (b)                                         16,321
     157   Comtech Telecommunications Corp. (b)                         8,517
     234   F5 Networks, Inc. (b)                                        8,431
     580   Harmonic, Inc. (b)                                           7,146
     301   Harris Corp.                                                18,229
     380   JDS Uniphase Corp. (b)                                       5,799
     638   Juniper Networks, Inc. (b)                                  22,968
     202   NETGEAR, Inc. (b)                                            7,139
     424   Network Equipment Technologies, Inc. (b)                     6,318
     609   Plantronics, Inc.                                           16,656
     134   QUALCOMM, Inc.                                               5,726
      66   ViaSat, Inc. (b)                                             2,013
                                                                -------------
                                                                      205,462
                                                                -------------

           COMPUTERS & PERIPHERALS--3.2%
     190   Apple, Inc. (b)                                             36,090
     423   Dell, Inc. (b)                                              12,944
   1,403   EMC Corp. (b)                                               35,622
     248   International Business Machines Corp.                       28,798
     183   NCR Corp. (b)                                                5,049
     371   Novatel Wireless, Inc. (b)                                   9,646
     424   SanDisk Corp. (b)                                           18,826
     305   Stratasys, Inc. (b)                                          7,939
   2,081   Sun Microsystems, Inc. (b)                                  11,883
     220   Synaptics, Inc. (b)                                         11,957
     858   Western Digital Corp. (b)                                   22,239
                                                                -------------
                                                                      200,993
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           CONSTRUCTION & ENGINEERING--1.1%
     203   Fluor Corp.                                          $      32,074
     288   Jacobs Engineering Group, Inc. (b)                          25,099
     329   Quanta Services, Inc. (b)                                   10,857
                                                                -------------
                                                                       68,030
                                                                -------------

           CONSUMER FINANCE--0.4%
      96   American Express Co.                                         5,851
     112   Cash America International, Inc.                             4,368
     359   First Cash Financial Services, Inc. (b)                      7,058
     114   SLM Corp. (b)                                                5,376
                                                                -------------
                                                                       22,653
                                                                -------------

           CONTAINERS & PACKAGING--0.6%
     222   AptarGroup, Inc.                                             9,923
     543   Ball Corp.                                                  26,922
                                                                -------------
                                                                       36,845
                                                                -------------

           DISTRIBUTORS--0.2%
     302   LKQ Corp. (b)                                               11,645
                                                                -------------

           DIVERSIFIED CONSUMER SERVICES--2.0%
     194   Apollo Group, Inc., Class A (b)                             15,376
     196   Bright Horizons Family Solutions, Inc. (b)                   7,605
      64   Coinstar, Inc. (b)                                           2,205
     546   Corinthian Colleges, Inc. (b)                                8,949
     470   DeVry, Inc.                                                 25,705
     143   ITT Educational Services, Inc. (b)                          18,188
      99   Matthews International Corp., Class A                        4,511
      37   Pre-Paid Legal Services, Inc. (b)                            2,205
     364   Sotheby's                                                   19,718
     129   Strayer Education, Inc.                                     24,053
                                                                -------------
                                                                      128,515
                                                                -------------

           DIVERSIFIED FINANCIAL SERVICES--1.1%
      30   CME Group, Inc.                                             19,988
     154   IntercontinentalExchange, Inc. (b)                          27,442
     363   Leucadia National Corp.                                     18,390
     116   Portfolio Recovery Associates, Inc. (b)                      5,233
                                                                -------------
                                                                       71,053
                                                                -------------

           ELECTRIC UTILITIES--0.4%
     109   Allegheny Energy, Inc. (b)                                   6,612
     232   Exelon Corp.                                                19,205
                                                                -------------
                                                                       25,817
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           ELECTRICAL EQUIPMENT--1.9%
      41   Acuity Brands, Inc.                                  $       1,960
     503   AMETEK, Inc.                                                23,641
     234   Brady Corp., Class A                                         8,635
     548   Emerson Electric Co.                                        28,644
     168   Rockwell Automation, Inc.                                   11,572
     332   Roper Industries, Inc.                                      23,509
     222   Thomas & Betts Corp. (b)                                    12,434
     168   Woodward Governor Co.                                       11,256
                                                                -------------
                                                                      121,651
                                                                -------------

           ELECTRONIC EQUIPMENT & INSTRUMENTS--2.4%
     154   Agilent Technologies, Inc. (b)                               5,675
     437   Amphenol Corp., Class A                                     19,346
     386   Daktronics, Inc.                                            11,511
     238   FARO Technologies, Inc. (b)                                  6,845
     190   FLIR Systems, Inc. (b)                                      13,184
      66   Itron, Inc. (b)                                              7,094
   1,022   Jabil Circuit, Inc.                                         22,208
      57   Littelfuse, Inc. (b)                                         1,814
     108   LoJack Corp. (b)                                             1,898
     101   MTS Systems Corp.                                            4,493
     380   National Instruments Corp.                                  12,327
     149   Rogers Corp. (b)                                             7,305
     219   ScanSource, Inc. (b)                                         8,090
     228   Technitrol, Inc.                                             6,705
     268   Trimble Navigation Ltd. (b)                                 11,176
     726   TTM Technologies, Inc. (b)                                   9,315
     291   X-Rite, Inc. (b)                                             4,048
                                                                -------------
                                                                      153,034
                                                                -------------

           ENERGY EQUIPMENT & SERVICES--6.6%
     137   Atwood Oceanics, Inc. (b)                                   11,541
     323   Baker Hughes, Inc.                                          28,011
     235   Cameron International Corp. (b)                             22,880
     166   CARBO Ceramics, Inc.                                         7,457
     170   Dril-Quip, Inc. (b)                                          9,066
     271   Exterran Holdings, Inc. (b)                                 22,818
     377   FMC Technologies, Inc. (b)                                  22,858
     239   Grant Prideco, Inc. (b)                                     11,749
     274   Gulf Island Fabrication, Inc.                                9,568
     760   Halliburton Co.                                             29,958
     198   Helix Energy Solutions Group, Inc. (b)                       9,158
     114   Hornbeck Offshore Services, Inc. (b)                         4,457
     294   Matrix Service Co. (b)                                       8,670
     185   Nabors Industries Ltd. (b)                                   5,195
     203   NATCO Group, Inc., Class A (b)                              10,822
     404   National Oilwell Varco, Inc. (b)                            29,589
     476   Noble Corp.                                                 25,204
     139   Oceaneering International, Inc. (b)                         10,741
     278   Schlumberger Ltd.                                           26,846
     409   Smith International, Inc.                                   27,014
     245   Superior Energy Services, Inc. (b)                           9,085
     370   Superior Well Services, Inc. (b)                             7,548
      97   TETRA Technologies, Inc. (b)                                 1,910


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           ENERGY EQUIPMENT & SERVICES (CONTINUED)
     258   Transocean, Inc. (b)                                 $      30,796
     434   Weatherford International Ltd. (b)                          28,171
     142   W-H Energy Services, Inc. (b)                                8,174
                                                                -------------
                                                                      419,286
                                                                -------------

           FOOD & STAPLES RETAILING--1.5%
     736   CVS Caremark Corp.                                          30,744
     492   Sysco Corp.                                                 16,871
     226   United Natural Foods, Inc. (b)                               6,540
     494   Walgreen Co.                                                19,587
     130   Wal-Mart Stores, Inc.                                        5,877
     358   Whole Foods Market, Inc.                                    17,735
                                                                -------------
                                                                       97,354
                                                                -------------

           FOOD PRODUCTS--1.1%
     183   Corn Products International, Inc.                            7,785
     262   Hain Celestial Group (The), Inc. (b)                         9,186
     208   Kellogg Co.                                                 10,980
      75   Ralcorp Holdings, Inc. (b)                                   4,223
     252   Sanderson Farms, Inc.                                        8,770
     454   Wm. Wrigley Jr. Co.                                         27,997
                                                                -------------
                                                                       68,941
                                                                -------------

           GAS UTILITIES--0.2%
      84   Equitable Resources, Inc.                                    4,731
     108   Questar Corp.                                                6,165
                                                                -------------
                                                                       10,896
                                                                -------------

           HEALTH CARE EQUIPMENT & SUPPLIES--4.4%
     150   ArthroCare Corp. (b)                                         9,726
     207   Baxter International, Inc.                                  12,422
     236   Beckman Coulter, Inc.                                       16,714
     142   Becton, Dickinson & Co.                                     11,851
     132   C.R. Bard, Inc.                                             11,037
     313   DENTSPLY International, Inc.                                12,983
     171   DJO, Inc. (b)                                                8,541
     196   Gen-Probe, Inc. (b)                                         13,724
      41   Haemonetics Corp. (b)                                        2,107
     101   Hologic, Inc. (b)                                            6,861
     282   Hospira, Inc. (b)                                           11,655
      96   IDEXX Laboratories, Inc. (b)                                11,691
     294   Immucor, Inc. (b)                                            9,482
      86   Integra LifeSciences Holdings (b)                            4,168
      94   Intuitive Surgical, Inc. (b)                                30,725
     310   Kyphon, Inc. (b)                                            21,973
     207   Medtronic, Inc.                                              9,820
      91   Mentor Corp.                                                 3,874
     346   Meridian Bioscience, Inc.                                   11,449
     474   Merit Medical Systems, Inc. (b)                              6,186
     200   PolyMedica Corp.                                            10,592
     175   Respironics, Inc. (b)                                        8,761


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
     397   St. Jude Medical, Inc. (b)                           $      16,170
     255   Stryker Corp.                                               18,105
      42   SurModics, Inc. (b)                                          2,383
                                                                -------------
                                                                      283,000
                                                                -------------

           HEALTH CARE PROVIDERS & SERVICES--5.4%
     273   Amedisys, Inc. (b)                                          11,589
     305   AMERIGROUP Corp. (b)                                        10,675
     224   AMN Healthcare Services, Inc. (b)                            4,258
      89   AmSurg Corp. (b)                                             2,354
     167   Apria Healthcare Group, Inc. (b)                             4,036
      91   Cardinal Health, Inc.                                        6,191
     391   Centene Corp. (b)                                            9,122
     438   CIGNA Corp.                                                 22,991
     469   Coventry Health Care, Inc. (b)                              28,285
     117   Cross Country Healthcare, Inc. (b)                           1,838
     523   Express Scripts, Inc. (b)                                   33,002
     241   Health Net, Inc. (b)                                        12,920
     302   HealthExtras, Inc. (b)                                       8,800
     156   Healthways, Inc. (b)                                         9,469
     286   Henry Schein, Inc. (b)                                      17,131
     418   Humana, Inc. (b)                                            31,329
     192   inVentiv Health, Inc. (b)                                    8,108
     149   Laboratory Corp. of America Holdings (b)                    10,244
      95   LHC Group, Inc. (b)                                          2,183
     119   Lincare Holdings, Inc. (b)                                   4,138
     272   Manor Care, Inc.                                            18,110
     302   Patterson Cos., Inc. (b)                                    11,811
     128   Pediatrix Medical Group, Inc. (b)                            8,384
     220   PSS World Medical, Inc. (b)                                  4,444
     332   Psychiatric Solutions, Inc. (b)                             13,147
     202   Quest Diagnostics, Inc.                                     10,742
     199   Sierra Health Services, Inc. (b)                             8,418
     117   UnitedHealth Group, Inc.                                     5,751
      80   Universal Health Services, Inc., Class B                     3,900
     312   VCA Antech, Inc. (b)                                        14,368
     206   WellCare Health Plans, Inc. (b)                              4,983
                                                                -------------
                                                                      342,721
                                                                -------------

           HEALTH CARE TECHNOLOGY--0.6%
     155   Allscripts Healthcare Solutions, Inc. (b)                    4,294
     218   Cerner Corp. (b)                                            12,983
     185   IMS Health, Inc.                                             4,664
     368   Omnicell, Inc. (b)                                           9,715
     420   Phase Forward, Inc. (b)                                      9,992
                                                                -------------
                                                                       41,648
                                                                -------------

           HOTELS, RESTAURANTS & LEISURE--2.6%
     175   Applebee's International, Inc.                               4,435
     201   Harrah's Entertainment, Inc.                                17,738
      32   IHOP Corp.                                                   2,027
     132   International Game Technology                                5,757


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           HOTELS, RESTAURANTS & LEISURE (CONTINUED)
     130   Jack in the Box, Inc. (b)                            $       4,078
     283   LIFE TIME FITNESS, Inc. (b)                                 17,161
     131   Marriott International, Inc.                                 5,385
     429   McDonald's Corp.                                            25,611
     216   Monarch Casino & Resort, Inc. (b)                            6,607
      50   Panera Bread Co., Class A (b)                                2,050
      84   Papa John's International, Inc. (b)                          1,957
     220   Peet's Coffee & Tea, Inc. (b)                                5,999
     245   Red Robin Gourmet Burgers, Inc. (b)                          9,805
     295   Ruth's Chris Steak House, Inc. (b)                           3,729
     347   Scientific Games Corp., Class A (b)                         12,544
     263   Sonic Corp. (b)                                              6,517
     175   Texas Roadhouse, Inc. (b)                                    2,217
     254   WMS Industries, Inc. (b)                                     8,806
     518   Yum! Brands, Inc.                                           20,860
                                                                -------------
                                                                      163,283
                                                                -------------

           HOUSEHOLD DURABLES--0.2%
      68   Black & Decker (The) Corp.                                   6,114
     189   Universal Electronics, Inc. (b)                              6,823
                                                                -------------
                                                                       12,937
                                                                -------------

           HOUSEHOLD PRODUCTS--0.9%
     185   Church & Dwight Co., Inc.                                    8,752
     164   Colgate-Palmolive Co.                                       12,508
     157   Energizer Holdings, Inc. (b)                                16,375
     249   Procter & Gamble (The) Co.                                  17,311
     123   WD-40 Co.                                                    4,871
                                                                -------------
                                                                       59,817
                                                                -------------

           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
     283   AES (The) Corp. (b)                                          6,059
     136   Constellation Energy Group                                  12,879
                                                                -------------
                                                                       18,938
                                                                -------------

           INDUSTRIAL CONGLOMERATES--0.9%
     187   3M Co.                                                      16,149
     358   Carlisle Cos., Inc.                                         14,123
     423   General Electric Co.                                        17,411
     167   Teleflex, Inc.                                              12,226
                                                                -------------
                                                                       59,909
                                                                -------------

           INSURANCE--1.4%
     307   AFLAC, Inc.                                                 19,273
      84   American International Group, Inc.                           5,302
     300   Arthur J. Gallagher & Co.                                    7,983
      79   Everest Re Group Ltd.                                        8,417
     335   MetLife, Inc.                                               23,065
     102   Philadelphia Consolidated Holding Co. (b)                    4,162
     277   Principal Financial Group, Inc.                             18,745


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           INSURANCE (CONTINUED)
      88   StanCorp Financial Group, Inc.                       $       4,851
                                                                -------------
                                                                       91,798
                                                                -------------

           INTERNET & CATALOG RETAIL--0.7%
     313   Amazon.Com, Inc. (b)                                        27,904
     112   Blue Nile, Inc. (b)                                          8,852
     750   PetMed Express, Inc. (b)                                    10,935
                                                                -------------
                                                                       47,691
                                                                -------------


           INTERNET SOFTWARE & SERVICES--1.4%
     133   Bankrate, Inc. (b)                                           6,111
     598   eBay, Inc. (b)                                              21,588
      41   Google, Inc., Class A (b)                                   28,987
     188   j2 Global Communications, Inc. (b)                           6,334
     289   Knot (The), Inc. (b)                                         5,604
     384   Perficient, Inc. (b)                                         7,238
     346   VeriSign, Inc. (b)                                          11,795
                                                                -------------
                                                                       87,657
                                                                -------------

           IT SERVICES--2.2%
     225   Alliance Data Systems Corp. (b)                             18,090
     120   CACI International Inc., Class A (b)                         6,462
     125   Ceridian Corp. (b)                                           4,493
     280   CheckFree Corp. (b)                                         13,308
     142   Cognizant Technology Solutions Corp., Class A (b)            5,887
     359   CyberSource Corp. (b)                                        5,870
     101   DST Systems, Inc. (b)                                        8,556
     128   Fidelity National Information Services, Inc.                 5,903
     178   Gartner, Inc. (b)                                            3,898
     295   Global Payments, Inc.                                       14,030
     234   ManTech International Corp., Class A (b)                     9,304
     507   NeuStar, Inc., Class A (b)                                  17,339
     138   Paychex, Inc.                                                5,766
     310   SRA International, Inc., Class A (b)                         8,513
     253   Sykes Enterprises, Inc. (b)                                  4,465
     271   Western Union Co.                                            5,973
                                                                -------------
                                                                      137,857
                                                                -------------

           LIFE SCIENCES TOOLS & SERVICES--3.2%
     337   Applera Corp. - Applied Biosystems Group                    12,516
     232   Charles River Laboratories International, Inc. (b)          13,456
     167   Covance, Inc. (b)                                           13,778
     106   Dionex Corp. (b)                                             9,328
     160   Invitrogen Corp. (b)                                        14,539
     202   Kendle International, Inc. (b)                               8,147
     231   Millipore Corp. (b)                                         17,937
     204   PAREXEL International Corp. (b)                              9,384
     138   Techne Corp. (b)                                             9,003
     506   Thermo Fisher Scientific, Inc. (b)                          29,758
     273   Varian, Inc. (b)                                            20,172
     253   Ventana Medical Systems, Inc. (b)                           22,264


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
     349   Waters Corp. (b)                                     $      26,866
                                                                -------------
                                                                      207,148
                                                                -------------

           MACHINERY--5.8%
     183   Astec Industries, Inc. (b)                                   8,294
     298   Caterpillar, Inc.                                           22,234
      60   CLARCOR, Inc.                                                2,188
     362   Crane Co.                                                   17,173
     282   Danaher Corp.                                               24,159
     197   Deere & Co.                                                 30,514
     416   Donaldson Co, Inc.                                          17,830
     229   Dover Corp.                                                 10,534
      50   EnPro Industries, Inc. (b)                                   2,051
     285   Flowserve Corp.                                             22,504
     239   IDEX Corp.                                                   8,465
     391   Illinois Tool Works, Inc.                                   22,389
     344   ITT Corp.                                                   23,020
      85   Joy Global, Inc.                                             4,935
      81   Kaydon Corp.                                                 4,357
     280   Lincoln Electric Holdings, Inc.                             20,230
     192   Lindsay Corp.                                                9,446
     237   Manitowoc (The) Co., Inc.                                   11,675
     173   Nordson Corp.                                                9,256
     351   Oshkosh Truck Corp.                                         19,024
     146   Pall Corp.                                                   5,850
     147   Robbins & Myers, Inc.                                       10,628
     235   SPX Corp.                                                   23,806
     328   Terex Corp. (b)                                             24,343
     105   Toro (The) Co.                                               5,844
     124   Valmont Industries, Inc.                                    11,869
                                                                -------------
                                                                      372,618
                                                                -------------

           MARINE--0.1%
     190   Kirby Corp. (b)                                              8,679
                                                                -------------

           MEDIA--0.9%
     312   Clear Channel Communications, Inc.                          11,784
     961   DIRECTV (The) Group, Inc. (b)                               25,448
     290   John Wiley & Sons, Inc., Class A                            12,754
     258   News Corp., Class A                                          5,591
                                                                -------------
                                                                       55,577
                                                                -------------

           METALS & MINING--2.5%
     212   Allegheny Technologies, Inc.                                21,660
     202   Brush Engineered Materials, Inc. (b)                         9,757
     100   Carpenter Technology Corp.                                  14,491
     247   Cleveland-Cliffs, Inc.                                      23,626
     549   Commercial Metals Co.                                       17,228
     127   Newmont Mining Corp.                                         6,459
     196   Nucor Corp.                                                 12,156
     384   Reliance Steel & Aluminum Co.                               22,406
      78   RTI International Metals, Inc. (b)                           6,098


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           METALS & MINING (CONTINUED)
     465   Steel Dynamics, Inc.                                 $      24,747
                                                                -------------
                                                                      158,628
                                                                -------------

           MULTILINE RETAIL--0.7%
     587   Big Lots, Inc. (b)                                          14,076
     322   Dollar Tree Stores, Inc. (b)                                12,333
     275   Target Corp.                                                16,874
                                                                -------------
                                                                       43,283
                                                                -------------

           OIL, GAS & CONSUMABLE FUELS--5.3%
     543   Anadarko Petroleum Corp.                                    32,048
     194   Apache Corp.                                                20,139
     331   Bill Barrett Corp. (b)                                      15,491
     662   Chesapeake Energy Corp.                                     26,136
     250   CONSOL Energy, Inc.                                         14,125
     389   Denbury Resources, Inc. (b)                                 22,017
     140   Devon Energy Corp.                                          13,076
     549   Encore Acquisition Co. (b)                                  20,148
     189   Exxon Mobil Corp.                                           17,386
     418   Frontier Oil Corp.                                          19,140
     418   Murphy Oil Corp.                                            30,777
     181   Newfield Exploration Co. (b)                                 9,745
     244   Peabody Energy Corp.                                        13,603
      47   Penn Virginia Corp.                                          2,275
      82   Pogo Producing Co.                                           4,884
     370   Quicksilver Resources, Inc. (b)                             21,090
     104   Southwestern Energy Co. (b)                                  5,380
      57   St. Mary Land & Exploration Co.                              2,415
     154   Stone Energy Corp. (b)                                       6,865
     103   Swift Energy Co. (b)                                         4,885
     514   Williams (The) Cos., Inc.                                   18,756
     103   World Fuel Services Corp.                                    4,562
     189   XTO Energy, Inc.                                            12,546
                                                                -------------
                                                                      337,489
                                                                -------------

           PERSONAL PRODUCTS--0.5%
     175   Alberto-Culver Co.                                           4,548
     311   Avon Products, Inc.                                         12,746
      87   Chattem, Inc. (b)                                            6,464
     107   NBTY, Inc. (b)                                               3,809
     141   USANA Health Sciences, Inc. (b)                              5,754
                                                                -------------
                                                                       33,321
                                                                -------------

           PHARMACEUTICALS--1.8%
     272   Allergan, Inc.                                              18,382
     410   Barr Pharmaceuticals, Inc. (b)                              23,501
     100   Eli Lilly & Co.                                              5,415
      86   Johnson & Johnson                                            5,605
      74   MGI Pharma, Inc. (b)                                         2,411


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           PHARMACEUTICALS (CONTINUED)
     234   Par Pharmaceutical Cos., Inc. (b)                    $       4,315
     738   Schering-Plough Corp.                                       22,524
     236   Sciele Pharma, Inc. (b)                                      6,004
     901   Watson Pharmaceuticals, Inc. (b)                            27,534
                                                                -------------
                                                                      115,691
                                                                -------------

           REAL ESTATE INVESTMENT TRUSTS--0.1%
     126   Kimco Realty Corp.                                           5,232
                                                                -------------


           REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
     204   CB Richard Ellis Group, Inc., Class A (b)                    4,974
      85   Jones Lang LaSalle, Inc.                                     8,103
                                                                -------------
                                                                       13,077
                                                                -------------

           ROAD & RAIL--0.1%
     119   Knight Transportation, Inc.                                  1,900
      49   Landstar System, Inc.                                        2,063
                                                                -------------
                                                                        3,963
                                                                -------------

           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.7%
     485   Altera Corp.                                                 9,516
     846   Applied Materials, Inc.                                     16,429
      69   ATMI, Inc. (b)                                               2,218
     320   Broadcom Corp., Class A (b)                                 10,416
     144   Cabot Microelectronics Corp. (b)                             5,714
     419   Cree, Inc. (b)                                              11,732
      53   Cymer, Inc. (b)                                              2,253
     744   Cypress Semiconductor Corp. (b)                             27,193
     327   Diodes, Inc. (b)                                            10,811
      65   FEI Co. (b)                                                  1,886
     281   Integrated Device Technology, Inc. (b)                       3,774
     451   Intel Corp.                                                 12,132
     314   KLA-Tencor Corp.                                            16,532
     326   Lam Research Corp. (b)                                      16,365
     198   MEMC Electronic Materials, Inc. (b)                         14,498
     151   Microsemi Corp. (b)                                          4,018
     805   NVIDIA Corp. (b)                                            28,480
     637   Semtech Corp. (b)                                           10,899
     312   Silicon Laboratories, Inc. (b)                              13,634
     109   Standard Microsystems Corp. (b)                              4,251
     154   Supertex, Inc. (b)                                           5,627
     196   Varian Semiconductor Equipment Associates, Inc. (b)          9,020
                                                                -------------
                                                                      237,398
                                                                -------------

           SOFTWARE--4.6%
     805   Activision, Inc. (b)                                        19,038
     267   Adobe Systems, Inc. (b)                                     12,789
     370   Advent Software, Inc. (b)                                   20,472
     186   Ansoft Corp. (b)                                             5,595


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           SOFTWARE (CONTINUED)
     246   ANSYS, Inc. (b)                                      $       9,547
     467   Autodesk, Inc. (b)                                          22,836
     333   Blackbaud, Inc.                                              8,974
     182   BMC Software, Inc. (b)                                       6,159
     196   Cadence Design Systems, Inc. (b)                             3,842
     579   Citrix Systems, Inc. (b)                                    24,892
     195   Concur Technologies, Inc. (b)                                7,028
     101   Electronic Arts, Inc. (b)                                    6,173
     149   Epicor Software Corp. (b)                                    1,740
      90   FactSet Research Systems, Inc.                               6,347
     268   Informatica Corp. (b)                                        4,577
     187   Intuit, Inc. (b)                                             6,016
     168   Jack Henry & Associates, Inc.                                4,909
     298   JDA Software Group, Inc. (b)                                 7,438
     153   Manhattan Associates, Inc. (b)                               4,614
     374   McAfee, Inc. (b)                                            15,465
     576   Mentor Graphics Corp. (b)                                    9,228
     129   MICROS Systems, Inc. (b)                                     9,265
     193   Microsoft Corp.                                              7,104
   1,078   Oracle Corp. (b)                                            23,900
     115   Quality Systems, Inc.                                        4,166
     632   Secure Computing Corp. (b)                                   6,257
     262   Smith Micro Software, Inc. (b)                               4,037
      50   SPSS, Inc. (b)                                               1,900
     293   Symantec Corp. (b)                                           5,503
     321   Synopsys, Inc. (b)                                           9,071
     315   Tyler Technologies, Inc. (b)                                 5,078
     739   Wind River Systems, Inc. (b)                                 9,245
                                                                -------------
                                                                      293,205
                                                                -------------

           SPECIALTY RETAIL--2.9%
     289   Abercrombie & Fitch Co., Class A                            22,889
     165   American Eagle Outfitters, Inc.                              3,924
     254   Best Buy Co., Inc.                                          12,324
     260   Cabela's, Inc. (b)                                           5,075
      84   Children's Place Retail Stores (The), Inc. (b)               2,150
     647   Dick's Sporting Goods, Inc. (b)                             21,590
     120   Dress Barn (The), Inc. (b)                                   1,967
     386   GameStop Corp., Class A (b)                                 22,859
     119   Gymboree (The) Corp. (b)                                     4,050
     169   Hibbett Sports, Inc. (b)                                     3,987
     126   Jos. A. Bank Clothiers, Inc. (b)                             3,680
     166   Men's Wearhouse (The), Inc.                                  7,015
     273   PetSmart, Inc.                                               8,176
     147   Select Comfort Corp. (b)                                     1,680
     112   Stage Stores, Inc.                                           2,101
     446   Tiffany & Co.                                               24,165
     602   TJX (The) Cos., Inc.                                        17,416
      91   Tractor Supply Co. (b)                                       3,771


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2007 (UNAUDITED)

                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     -------------------------------------------          -------------

           COMMON STOCKS (CONTINUED)
           SPECIALTY RETAIL (CONTINUED)
      62   Tween Brands, Inc. (b)                               $       1,903
     133   Williams-Sonoma, Inc.                                        4,182
     237   Zumiez, Inc. (b)                                             9,921
                                                                -------------
                                                                      184,825
                                                                -------------

           TEXTILES, APPAREL & LUXURY GOODS--1.7%
     247   Coach, Inc. (b)                                              9,030
     156   Crocs, Inc. (b)                                             11,661
      96   Deckers Outdoor Corp. (b)                                   13,420
     281   Fossil, Inc. (b)                                            10,554
     155   Hanesbrands, Inc. (b)                                        4,811
     258   Iconix Brand Group, Inc. (b)                                 5,895
     298   NIKE, Inc., Class B                                         19,745
     430   Quiksilver, Inc. (b)                                         5,805
      99   Volcom, Inc. (b)                                             2,896
     556   Warnaco Group (The), Inc. (b)                               22,625
     153   Wolverine World Wide, Inc.                                   3,923
                                                                -------------
                                                                      110,365
                                                                -------------

           THRIFTS & MORTGAGE FINANCE--0.6%
      96   Freddie Mac                                                  5,014
   1,518   Hudson City Bancorp, Inc.                                   23,772
     456   New York Community Bancorp, Inc.                             8,486
                                                                -------------
                                                                       37,272
                                                                -------------

           TRADING COMPANIES & DISTRIBUTORS--0.7%
     287   Fastenal Co.                                                12,766
     258   MSC Industrial Direct Co., Inc., Class A                    12,567
     192   W.W. Grainger, Inc.                                         17,265
                                                                -------------
                                                                       42,598
                                                                -------------


           TOTAL INVESTMENTS--100.0%
           (Cost $6,226,032) (c)                                    6,376,994
           NET OTHER ASSETS AND LIABILITIES--0.0%                        (788)
                                                                -------------
           NET ASSETS--100.0%                                   $   6,376,206
                                                                =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets.

           (b)  Non-income producing security.

           (c) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $383,202 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $232,240.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)


1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded AlphaDEX(TM) Fund (the "Trust") is an open-end management investment company that currently consists of sixteen AlphaDEX(TM) funds: First Trust Consumer Discretionary AlphaDEX(TM) Fund, First Trust Consumer Staples AlphaDEX(TM) Fund, First Trust Energy AlphaDEX(TM) Fund, First Trust Financials AlphaDEX(TM) Fund, First Trust Health Care AlphaDEX(TM) Fund, First Trust Industrials/Producer Durables AlphaDEX(TM) Fund, First Trust Materials AlphaDEX(TM) Fund, First Trust Technology AlphaDEX(TM) Fund, First Trust Utilities AlphaDEX(TM) Fund, First Trust Large Cap Core AlphaDEX(TM) Fund, First Trust Mid Cap Core AlphaDEX(TM) Fund, First Trust Small Cap Core AlphaDEX(TM) Fund, First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund, First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund, First Trust Multi Cap Value AlphaDEX(TM) Fund and First Trust Multi Cap Growth AlphaDEX(TM) Fund (each a "Fund" or collectively the "Funds"). Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. ("NASDAQ(R)") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ(R) are valued at the NASDAQ(R) Official Closing Price as determined by NASDAQ(R). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ(R), are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in the prices used by a Fund differing from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

Valuing a Fund's securities using fair value pricing will result in using prices for the securities that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of such index.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.



ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Trust Exchange-Traded AlphaDEX(TM) Fund
               ------------------------------------------------

By:  /s/ James A. Bowen
     ---------------------------------------------------------------
     James A. Bowen,
     Chairman of the Board, President and Chief Executive Officer
     (principal executive officer)

Date:   December 20, 2007
        ---------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ James A. Bowen
     ---------------------------------------------------------------
     James A. Bowen,
     Chairman of the Board, President and Chief Executive Officer
     (principal executive officer)


Date:   December 20, 2007
        ---------------------------------------------------------

By:  /s/ Mark R. Bradley
     ----------------------------------------------------------
     Mark R. Bradley,
     Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date:   December 20, 2007
        ---------------------------------------------------------